LVIP SSGA Bond Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.95%
Fannie Mae-Aces
Series 2015-M1 A2 2.53% 9/25/24	450,794	$ 471,309
•Series 2016-M13 A2 2.57% 9/25/26	1,504,318	1,589,556
•Series 2017-M15 ATS2 3.20% 11/25/27	500,000	551,344
•Series 2017-M3 A2 2.55% 12/25/26	790,390	835,793
•Series 2017-M8 A2 3.06% 5/25/27	350,000	379,683
•Series 2018-M1 A2 3.08% 12/25/27	170,219	184,514
Series 2020-M42 A2 1.27% 7/25/30	960,000	932,950
•Series 2020-M53 A2 1.74% 11/25/32	1,000,000	974,606
Series 2020-M8 A2 1.82% 2/25/30	144,700	146,327
•Series 2021-M1 A2 1.44% 11/25/30	131,250	128,292
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,019,176
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,862,562
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,100,384
♦Series K067 AM 3.28% 8/25/27	800,000	879,122
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,544,835
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,424,717
♦Series K089 A2 3.56% 1/25/29	714,286	812,249
♦Series K098 A2 2.43% 8/25/29	350,000	372,679
♦Series K102 A2 2.54% 10/25/29	1,000,000	1,072,764
♦Series K105 A2 1.87% 3/25/53	250,000	255,465
♦Series K108 A2 1.52% 3/25/30	222,222	221,375
♦Series K109 A2 1.56% 4/25/30	200,000	199,738
♦Series K110 A2 1.48% 4/25/30	160,714	159,515
♦Series K111 A2 1.35% 5/25/30	600,000	588,915
♦Series K113 A2 1.34% 6/25/30	500,000	490,602
♦Series K115 A2 1.38% 6/25/30	2,383,333	2,345,050
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K117 A2 1.41% 8/25/30	750,000	$ 738,639
♦Series K121 A2 1.55% 10/25/30	400,000	397,791
♦Series K123 A2 1.62% 12/25/30	350,000	349,222
♦Series K126 A2 2.07% 1/25/31	400,000	415,539
♦Series K-1515 A2 1.94% 2/25/35	351,000	344,717
♦Series K-1519 A2 2.01% 12/25/35	250,000	246,599
♦Series K723 A2 2.45% 8/25/23	487,402	500,817
♦Series K734 A2 3.21% 2/25/26	500,000	540,758
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,593,063
♦Series K741 A2 1.60% 12/25/27	400,000	406,941
Total Agency Commercial Mortgage-Backed Securities (Cost $28,326,269)		29,077,608
AGENCY MORTGAGE-BACKED SECURITIES–27.36%
Fannie Mae S.F. 10 yr 4.00% 5/1/23	79	84
Fannie Mae S.F. 15 yr
1.50% 7/1/36	4,892,732	4,944,566
2.00% 9/1/35	3,509,992	3,617,820
2.00% 11/1/35	5,399,058	5,564,919
2.00% 12/1/35	4,078,529	4,203,823
2.00% 2/1/36	5,428,208	5,594,965
2.00% 6/1/36	5,850,898	6,030,639
2.50% 10/1/27	364,598	382,492
2.50% 3/1/28	771,294	810,425
2.50% 4/1/28	984,520	1,030,503
2.50% 7/1/28	231,576	242,393
2.50% 9/1/28	387,308	405,375
2.50% 10/1/28	224,133	234,328
2.50% 3/1/29	1,025,677	1,072,534
2.50% 2/1/30	722,187	756,555
2.50% 5/1/30	288,797	302,227
2.50% 2/1/31	1,753,591	1,835,234
2.50% 7/1/31	752,691	790,422
2.50% 10/1/31	757,846	793,176
2.50% 12/1/32	832,315	870,507
2.50% 2/1/35	3,034,538	3,165,888
2.50% 8/1/35	1,424,027	1,486,747
3.00% 11/1/26	577,103	608,552
3.00% 6/1/27	157,875	166,588
3.00% 8/1/27	296,676	313,123
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 9/1/27	1,183,293	$ 1,247,413
3.00% 10/1/27	189,581	200,074
3.00% 12/1/27	58,403	61,638
3.00% 8/1/29	879,003	927,477
3.00% 4/1/30	473,926	501,239
3.00% 5/1/30	1,141,911	1,203,827
3.00% 6/1/30	708,567	746,562
3.00% 12/1/30	428,356	453,086
3.00% 10/1/32	631,149	666,862
3.50% 11/1/25	115,131	122,909
3.50% 12/1/25	310,617	331,507
3.50% 12/1/26	210,451	224,735
3.50% 10/1/29	763,158	818,752
3.50% 4/1/32	265,622	284,699
3.50% 7/1/32	160,107	171,572
3.50% 6/1/33	379,863	406,415
4.00% 4/1/24	14,877	15,755
4.00% 5/1/24	24,623	26,075
4.00% 6/1/24	38,415	40,686
4.00% 7/1/24	15,429	16,340
4.00% 10/1/24	959	1,016
4.00% 12/1/24	37,063	39,271
4.00% 1/1/25	65,566	69,466
4.00% 3/1/25	90,050	95,415
4.00% 5/1/25	25,145	26,624
4.00% 7/1/25	403	427
4.00% 8/1/25	2,775	2,941
4.00% 9/1/25	47,916	50,789
4.00% 10/1/25	41,476	43,964
4.00% 1/1/26	1,195	1,266
4.00% 3/1/26	99,859	106,100
4.00% 5/1/26	1,258	1,337
4.00% 7/1/26	71,341	75,603
4.00% 3/1/31	201,898	214,527
4.50% 2/1/23	2,292	2,397
4.50% 4/1/23	504	527
4.50% 5/1/23	1,128	1,180
4.50% 6/1/23	22,382	23,430
4.50% 11/1/23	1,535	1,607
4.50% 2/1/24	164	172
4.50% 3/1/24	450	472
4.50% 4/1/24	12,696	13,296
4.50% 5/1/24	22,982	24,071
4.50% 7/1/24	24,124	25,303
4.50% 8/1/24	46,897	49,190
4.50% 11/1/24	23,059	24,387
4.50% 4/1/25	32,524	34,257
4.50% 5/1/25	2,765	2,904
4.50% 6/1/25	1,308	1,371
5.00% 4/1/23	1,290	1,344
5.00% 6/1/23	30,109	31,372
5.00% 9/1/23	21,193	22,090
5.00% 11/1/23	6,356	6,627
5.00% 12/1/23	7,314	7,622
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 3/1/25	5,787	$ 6,035
5.00% 6/1/25	225	235
5.50% 4/1/22	2,421	2,438
5.50% 7/1/22	505	508
6.00% 8/1/22	746	753
6.00% 9/1/22	2,531	2,571
Fannie Mae S.F. 15 yr TBA
1.50% 10/1/36	13,000,000	13,128,477
2.00% 10/1/36	10,900,000	11,225,723
2.50% 10/1/36	4,000,000	4,167,031
Fannie Mae S.F. 20 yr
2.00% 8/1/40	784,481	791,027
2.00% 10/1/40	853,311	865,176
2.00% 11/1/40	6,148,556	6,213,393
2.00% 1/1/41	2,765,876	2,804,336
2.00% 2/1/41	939,806	952,893
2.50% 2/1/40	632,353	652,563
2.50% 6/1/40	624,713	644,678
2.50% 8/1/40	1,429,465	1,477,640
3.00% 11/1/34	445,512	474,919
3.00% 12/1/34	300,300	319,501
3.00% 2/1/35	589,849	628,763
3.00% 3/1/36	251,087	266,187
3.00% 11/1/36	1,157,881	1,225,950
3.00% 9/1/37	604,876	639,873
3.50% 6/1/34	658,212	712,480
3.50% 7/1/34	1,716,852	1,858,403
3.50% 2/1/37	729,857	784,304
4.00% 9/1/35	159,853	175,154
4.00% 10/1/35	239,144	261,314
4.00% 1/1/37	357,984	390,851
Fannie Mae S.F. 30 yr
2.00% 8/1/50	8,817,018	8,847,367
2.00% 1/1/51	12,913,043	12,957,491
2.00% 2/1/51	7,248,052	7,273,001
2.00% 3/1/51	4,778,431	4,794,879
2.00% 4/1/51	19,389,170	19,455,910
2.00% 5/1/51	2,442,276	2,450,682
2.00% 7/1/51	10,641,769	10,678,400
2.50% 11/1/49	6,242,767	6,442,276
2.50% 7/1/50	4,374,893	4,514,708
2.50% 8/1/50	2,789,742	2,878,898
2.50% 10/1/50	8,021,667	8,278,026
2.50% 4/1/51	7,468,242	7,706,915
2.50% 7/1/51	10,348,839	10,679,571
2.50% 8/1/51	7,460,558	7,702,103
2.50% 9/1/51	1,996,781	2,061,430
3.00% 9/1/42	381,487	401,846
3.00% 10/1/42	1,553,864	1,664,251
3.00% 11/1/42	888,069	948,205
3.00% 12/1/42	914,486	982,658
3.00% 1/1/43	656,063	700,287
3.00% 3/1/43	1,264,865	1,350,010
3.00% 4/1/43	915,696	977,277

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 6/1/43	2,298,593	$ 2,456,868
3.00% 7/1/43	1,298,262	1,385,354
3.00% 8/1/43	1,485,750	1,580,958
3.00% 9/1/45	962,641	1,017,843
3.00% 11/1/45	1,679,173	1,772,071
3.00% 9/1/46	2,076,070	2,193,271
3.00% 10/1/46	1,332,538	1,408,476
3.00% 11/1/46	1,481,393	1,565,897
3.00% 12/1/46	3,641,698	3,866,318
3.00% 1/1/47	2,973,400	3,142,116
3.00% 9/1/47	521,222	549,147
3.00% 2/1/48	1,795,031	1,904,773
3.00% 12/1/49	8,971,098	9,406,411
3.00% 7/1/50	2,857,493	2,986,748
3.50% 10/1/40	264,542	287,366
3.50% 12/1/40	139,899	151,438
3.50% 2/1/41	249,669	270,907
3.50% 8/1/42	247,101	268,351
3.50% 9/1/42	865,522	942,353
3.50% 10/1/42	1,343,425	1,456,386
3.50% 11/1/42	617,469	666,259
3.50% 1/1/43	1,319,269	1,436,703
3.50% 2/1/43	212,614	231,538
3.50% 7/1/43	1,728,260	1,870,957
3.50% 10/1/44	776,118	836,688
3.50% 1/1/45	522,722	563,364
3.50% 2/1/45	2,133,472	2,308,569
3.50% 5/1/45	901,502	969,601
3.50% 8/1/45	1,134,873	1,220,109
3.50% 11/1/45	1,395,442	1,499,845
3.50% 2/1/46	2,546,048	2,736,376
3.50% 5/1/46	585,567	627,792
3.50% 6/1/46	252,749	271,266
3.50% 2/1/47	792,417	844,958
3.50% 3/1/47	533,206	568,916
3.50% 5/1/47	994,013	1,068,459
3.50% 7/1/47	2,000,337	2,170,734
3.50% 9/1/47	494,587	526,837
3.50% 10/1/47	1,220,930	1,299,582
3.50% 12/1/47	1,033,340	1,100,407
3.50% 1/1/48	1,205,712	1,279,485
3.50% 2/1/48	657,208	710,078
3.50% 6/1/48	1,308,240	1,388,614
3.50% 11/1/48	898,358	966,362
3.50% 6/1/49	3,546,258	3,773,347
3.50% 8/1/49	3,887,087	4,110,997
3.50% 6/1/50	977,531	1,033,975
4.00% 1/1/39	15,105	16,705
4.00% 2/1/39	16,538	18,288
4.00% 3/1/39	838	926
4.00% 4/1/39	63,505	69,906
4.00% 6/1/39	37,798	41,598
4.00% 8/1/39	183,394	202,958
4.00% 9/1/39	276,312	308,536
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 11/1/39	13,862	$ 15,253
4.00% 12/1/39	294,969	324,903
4.00% 1/1/40	110,608	121,726
4.00% 5/1/40	95,028	102,089
4.00% 8/1/40	27,500	30,077
4.00% 9/1/40	55,650	61,523
4.00% 10/1/40	215,485	237,540
4.00% 11/1/40	305,031	334,620
4.00% 12/1/40	586,397	650,218
4.00% 1/1/41	1,068,346	1,178,241
4.00% 2/1/41	344,029	380,038
4.00% 3/1/41	4,198	4,501
4.00% 4/1/41	113,653	125,296
4.00% 5/1/41	590,718	653,094
4.00% 6/1/41	4,415	4,729
4.00% 9/1/41	104,920	115,196
4.00% 10/1/41	50,560	55,482
4.00% 11/1/41	126,844	139,828
4.00% 12/1/41	4,265	4,671
4.00% 1/1/42	4,241	4,674
4.00% 10/1/43	1,605,024	1,767,204
4.00% 12/1/43	425,888	469,587
4.00% 7/1/44	555,267	609,054
4.00% 9/1/44	535,897	587,718
4.00% 10/1/44	842,659	918,566
4.00% 3/1/45	852,272	927,620
4.00% 7/1/45	866,462	950,733
4.00% 9/1/45	2,415,593	2,640,931
4.00% 4/1/46	505,727	547,311
4.00% 7/1/46	216,736	235,438
4.00% 11/1/46	1,356,628	1,472,088
4.00% 4/1/47	887,287	958,648
4.00% 9/1/47	472,326	509,217
4.00% 12/1/47	1,851,092	1,996,843
4.00% 1/1/48	549,616	594,420
4.00% 2/1/48	1,181,419	1,269,845
4.00% 5/1/48	292,157	313,832
4.00% 6/1/48	2,318,928	2,486,816
4.00% 7/1/48	684,105	734,479
4.00% 5/1/49	1,248,522	1,336,971
4.00% 8/1/49	3,456,641	3,704,934
4.50% 8/1/33	7,369	8,168
4.50% 1/1/34	6,161	6,796
4.50% 9/1/35	25,403	28,260
4.50% 2/1/38	8,139	8,989
4.50% 4/1/38	14,246	15,402
4.50% 7/1/38	15,434	16,792
4.50% 11/1/38	37,922	42,343
4.50% 2/1/39	116,954	131,119
4.50% 3/1/39	78,673	87,853
4.50% 4/1/39	386,042	433,436
4.50% 5/1/39	164,597	184,543
4.50% 6/1/39	37,726	42,117
4.50% 7/1/39	132,800	148,660

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 9/1/39	100,944	$ 113,164
4.50% 1/1/40	330,835	371,937
4.50% 2/1/40	567,032	635,712
4.50% 5/1/40	257,872	286,384
4.50% 6/1/40	128,876	142,942
4.50% 8/1/40	57,901	64,405
4.50% 9/1/40	139,853	156,208
4.50% 10/1/40	881,120	979,104
4.50% 11/1/40	89,471	97,203
4.50% 2/1/41	548,270	613,229
4.50% 4/1/41	6,408	6,930
4.50% 5/1/41	720,293	800,914
4.50% 6/1/41	33,573	36,311
4.50% 1/1/42	840,723	941,876
4.50% 9/1/43	361,134	403,328
4.50% 12/1/43	1,139,517	1,263,332
4.50% 10/1/44	77,119	85,267
4.50% 9/1/47	649,635	708,410
4.50% 11/1/47	528,505	576,147
4.50% 8/1/48	1,309,973	1,417,850
4.50% 11/1/48	786,239	849,864
4.50% 12/1/48	896,927	970,906
5.00% 9/1/33	51,310	57,361
5.00% 4/1/34	188,486	214,889
5.00% 7/1/34	124,794	142,152
5.00% 11/1/34	60,136	67,464
5.00% 4/1/35	36,986	42,132
5.00% 6/1/35	61,656	70,222
5.00% 7/1/35	733,058	835,028
5.00% 9/1/35	13,675	15,426
5.00% 10/1/35	45,196	51,548
5.00% 12/1/35	218,476	249,188
5.00% 2/1/36	489,031	557,973
5.00% 3/1/36	27,551	31,411
5.00% 11/1/36	11,186	12,756
5.00% 4/1/38	63,119	72,134
5.00% 7/1/38	5,232	5,769
5.00% 11/1/38	12,007	13,201
5.00% 8/1/39	172,669	195,067
5.00% 12/1/39	49,670	56,487
5.00% 1/1/40	177,624	202,863
5.00% 7/1/40	441,752	501,601
5.00% 9/1/40	137,735	155,725
5.00% 6/1/41	323,756	365,604
5.50% 11/1/33	12,211	14,064
5.50% 1/1/34	26,923	31,091
5.50% 5/1/34	54,444	62,920
5.50% 7/1/34	35,534	41,053
5.50% 10/1/34	65,222	75,630
5.50% 9/1/35	36,337	42,175
5.50% 10/1/35	15,773	18,109
5.50% 12/1/35	130,665	147,654
5.50% 1/1/36	141,774	164,613
5.50% 4/1/36	381,721	441,880
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 8/1/36	128,956	$ 149,949
5.50% 1/1/37	107,069	123,275
5.50% 3/1/37	38,696	44,842
5.50% 5/1/37	44,514	51,861
5.50% 6/1/37	15,541	17,510
5.50% 8/1/37	14,937	17,414
5.50% 11/1/37	839	975
5.50% 12/1/37	81	90
5.50% 1/1/38	853,960	996,108
5.50% 2/1/38	11,826	13,559
5.50% 5/1/38	59,750	69,750
5.50% 6/1/38	3,819	4,456
5.50% 7/1/38	32,234	37,483
5.50% 10/1/38	13,088	15,279
5.50% 1/1/39	63,802	73,749
5.50% 5/1/39	123,926	144,667
5.50% 6/1/39	128,215	149,675
5.50% 10/1/39	54,218	63,196
5.50% 7/1/41	104,985	122,370
6.00% 12/1/35	48,057	55,571
6.00% 2/1/36	17,946	21,192
6.00% 6/1/36	10,995	12,988
6.00% 7/1/36	34,967	39,982
6.00% 8/1/36	23,102	27,257
6.00% 9/1/36	36,727	42,918
6.00% 10/1/36	27,442	31,893
6.00% 11/1/36	2,492	2,893
6.00% 1/1/37	36,242	42,737
6.00% 2/1/37	109,196	128,152
6.00% 3/1/37	18,416	21,050
6.00% 4/1/37	3,303	3,707
6.00% 5/1/37	38,455	44,724
6.00% 6/1/37	23,247	27,453
6.00% 8/1/37	39,545	46,607
6.00% 9/1/37	77,053	89,434
6.00% 10/1/37	63,910	73,731
6.00% 11/1/37	20,591	23,860
6.00% 1/1/38	11,081	13,075
6.00% 2/1/38	17,041	19,102
6.00% 4/1/38	1,740	1,966
6.00% 5/1/38	46,103	54,471
6.00% 6/1/38	20,921	24,305
6.00% 8/1/38	15,993	17,941
6.00% 9/1/38	20,784	23,485
6.00% 10/1/38	5,606	6,387
6.00% 11/1/38	6,342	7,335
6.00% 12/1/38	195,335	230,830
6.00% 4/1/40	149,587	176,773
6.00% 6/1/40	257,291	303,539
6.50% 3/1/32	324	364
6.50% 7/1/36	25,110	29,163
6.50% 9/1/36	24,652	28,928
6.50% 11/1/36	44,205	51,532
6.50% 9/1/37	5,013	5,798

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 10/1/37	58,829	$ 67,763
6.50% 2/1/38	78,168	90,257
6.50% 3/1/38	160,450	187,682
6.50% 5/1/38	20,187	22,983
6.50% 7/1/38	88,674	102,649
7.00% 8/1/39	26,833	30,915
Fannie Mae S.F. 30 yr TBA
1.50% 10/1/51	11,075,000	10,758,324
2.00% 10/14/51	44,700,000	44,820,481
2.50% 10/14/51	37,700,000	38,870,762
3.00% 10/1/51	1,000,000	1,046,367
Freddie Mac S.F. 15 yr
2.50% 4/1/28	35,155	36,794
2.50% 7/1/28	158,329	165,727
2.50% 9/1/28	817,538	856,040
2.50% 10/1/28	1,053,955	1,103,377
2.50% 10/1/29	649,293	679,711
2.50% 1/1/31	820,952	861,447
2.50% 5/1/31	312,479	327,135
2.50% 6/1/31	1,142,676	1,196,281
2.50% 12/1/31	1,210,782	1,273,266
2.50% 12/1/32	724,823	758,335
3.00% 11/1/26	734,454	773,650
3.00% 2/1/27	74,040	78,404
3.00% 3/1/27	83,740	88,088
3.00% 4/1/27	242,509	255,828
3.00% 11/1/27	114,661	120,761
3.00% 2/1/29	497,142	527,658
3.00% 4/1/30	1,162,269	1,229,808
3.00% 12/1/30	1,321,425	1,394,249
3.00% 5/1/31	633,722	670,524
3.00% 2/1/32	551,124	585,680
3.00% 5/1/32	356,952	377,556
3.00% 11/1/32	662,720	700,295
3.50% 12/1/25	288,212	307,720
3.50% 3/1/26	234,718	250,646
3.50% 10/1/27	191,654	204,442
3.50% 2/1/30	102,222	109,724
3.50% 4/1/32	281,960	302,285
4.00% 2/1/24	8,905	9,432
4.00% 8/1/24	15,582	16,506
4.00% 2/1/25	27,384	29,019
4.00% 7/1/25	78,649	83,383
4.00% 4/1/26	182,463	193,795
4.50% 6/1/24	682	715
4.50% 7/1/24	25,304	26,550
4.50% 8/1/24	12,385	12,973
4.50% 11/1/24	27,962	29,380
4.50% 5/1/25	8,232	8,651
5.00% 4/1/23	8,743	9,111
5.00% 3/1/25	5,947	6,203
6.00% 11/1/23	9,159	9,483
Freddie Mac S.F. 20 yr
1.50% 5/1/41	2,923,391	2,887,438
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr (continued)
3.00% 4/1/36	684,925	$ 725,203
3.00% 2/1/37	521,647	553,169
Freddie Mac S.F. 30 yr
1.50% 2/1/51	9,094,458	8,841,917
1.50% 10/1/51	3,125,000	3,038,223
2.00% 10/1/50	7,033,360	7,057,570
2.00% 11/1/50	9,960,542	9,994,828
2.00% 12/1/50	5,320,903	5,339,219
2.00% 1/1/51	7,095,215	7,119,638
2.00% 2/1/51	13,198,558	13,243,989
2.00% 9/1/51	7,672,708	7,699,118
2.50% 7/1/50	6,636,587	6,848,682
2.50% 8/1/50	7,082,978	7,309,339
2.50% 10/1/50	5,808,097	5,993,714
2.50% 11/1/50	5,472,804	5,647,706
3.00% 10/1/42	900,110	961,104
3.00% 1/1/43	2,170,597	2,327,175
3.00% 3/1/43	1,116,134	1,191,810
3.00% 4/1/43	1,424,184	1,520,943
3.00% 7/1/43	551,247	588,514
3.00% 8/1/43	232,605	248,306
3.00% 10/1/43	773,129	823,095
3.00% 8/1/45	2,221,067	2,350,201
3.00% 4/1/46	501,114	529,821
3.00% 7/1/46	3,725,585	3,938,232
3.00% 11/1/46	1,361,099	1,441,879
3.00% 12/1/46	856,728	905,379
3.00% 1/1/47	1,654,628	1,757,187
3.00% 2/1/47	3,079,692	3,295,918
3.00% 12/1/47	147,248	154,637
3.00% 10/1/49	1,092,939	1,144,280
3.00% 12/1/49	2,689,119	2,819,258
3.00% 1/1/50	3,164,104	3,310,602
3.00% 2/1/50	4,108,101	4,297,012
3.00% 4/1/50	4,819,844	5,051,251
3.00% 5/1/50	686,518	717,913
3.50% 10/1/41	1,012,692	1,096,992
3.50% 2/1/42	724,498	783,288
3.50% 5/1/42	801,756	868,178
3.50% 10/1/42	846,326	919,375
3.50% 2/1/43	705,312	768,277
3.50% 5/1/43	584,692	635,126
3.50% 8/1/43	1,165,191	1,268,625
3.50% 2/1/44	313,549	339,060
3.50% 3/1/44	23,008	24,861
3.50% 6/1/44	337,325	364,065
3.50% 8/1/44	376,160	408,783
3.50% 11/1/44	648,899	698,885
3.50% 1/1/45	832,736	900,207
3.50% 7/1/45	2,390,744	2,582,366
3.50% 10/1/45	811,183	871,942
3.50% 12/1/45	602,952	653,292
3.50% 1/1/46	1,109,143	1,192,436
3.50% 3/1/46	560,007	606,024

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 5/1/46	426,176	$ 460,503
3.50% 6/1/46	964,483	1,028,319
3.50% 12/1/46	1,237,426	1,321,209
3.50% 2/1/47	936,829	1,000,437
3.50% 3/1/47	507,033	540,507
3.50% 10/1/47	370,208	394,308
3.50% 11/1/47	536,825	571,522
3.50% 12/1/47	1,129,369	1,202,467
3.50% 2/1/48	1,229,589	1,305,951
3.50% 5/1/48	477,260	505,394
3.50% 8/1/49	338,588	357,832
3.50% 12/1/49	1,310,329	1,384,760
3.50% 3/1/50	388,753	410,843
4.00% 5/1/39	83,911	92,616
4.00% 2/1/40	40,284	44,357
4.00% 5/1/40	47,179	52,192
4.00% 8/1/40	14,317	15,715
4.00% 9/1/40	112,276	124,176
4.00% 10/1/40	403,614	444,409
4.00% 11/1/40	844,639	927,510
4.00% 12/1/40	581,323	639,247
4.00% 2/1/41	512,115	565,206
4.00% 12/1/41	629,120	693,249
4.00% 1/1/42	258,985	278,356
4.00% 3/1/42	39,762	43,987
4.00% 4/1/42	829,912	913,655
4.00% 6/1/42	3,989	4,413
4.00% 5/1/44	883,045	972,603
4.00% 9/1/44	268,377	295,264
4.00% 4/1/45	894,488	981,221
4.00% 10/1/45	421,327	460,211
4.00% 11/1/45	169,500	184,873
4.00% 1/1/46	509,999	556,442
4.00% 2/1/46	405,004	441,458
4.00% 2/1/47	234,457	253,666
4.00% 9/1/47	1,812,696	1,951,594
4.00% 11/1/47	249,673	269,447
4.00% 12/1/47	522,101	562,550
4.00% 1/1/48	254,369	274,461
4.00% 5/1/48	1,061,128	1,141,848
4.00% 7/1/48	331,974	356,322
4.00% 10/1/48	490,996	525,332
4.00% 3/1/49	530,529	568,024
4.00% 11/1/49	1,205,681	1,290,959
4.50% 2/1/39	16,961	18,612
4.50% 4/1/39	13,999	15,645
4.50% 5/1/39	37,964	42,428
4.50% 6/1/39	209,728	233,391
4.50% 7/1/39	40,847	45,386
4.50% 9/1/39	286,876	322,628
4.50% 10/1/39	167,638	186,398
4.50% 1/1/40	734,075	823,283
4.50% 2/1/40	392,716	440,443
4.50% 7/1/40	51,874	58,174
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 8/1/40	26,270	$ 29,146
4.50% 9/1/40	328,374	368,294
4.50% 2/1/41	799,446	893,778
4.50% 3/1/41	182,559	204,710
4.50% 9/1/41	251,437	276,889
4.50% 3/1/44	145,435	162,816
4.50% 5/1/44	6,636	7,178
4.50% 7/1/45	456,693	509,762
4.50% 4/1/47	131,694	143,791
4.50% 9/1/47	310,631	338,727
4.50% 12/1/47	145,340	158,317
4.50% 6/1/48	519,030	562,938
4.50% 8/1/48	695,561	752,749
4.50% 3/1/49	809,422	873,204
4.50% 6/1/49	1,031,813	1,116,102
5.00% 10/1/34	77,552	88,445
5.00% 2/1/35	18,956	21,547
5.00% 8/1/35	26,897	30,684
5.00% 10/1/35	13,608	15,527
5.00% 11/1/35	6,562	7,488
5.00% 12/1/35	47,073	53,712
5.00% 2/1/37	33,590	38,385
5.00% 12/1/37	163,818	187,348
5.00% 1/1/38	2,240	2,563
5.00% 4/1/38	1,252	1,433
5.00% 6/1/38	60,544	69,139
5.00% 7/1/38	8,118	9,288
5.00% 9/1/38	3,239	3,706
5.00% 10/1/38	62,190	71,095
5.00% 12/1/38	50,798	58,061
5.00% 1/1/39	16,184	18,507
5.00% 2/1/39	286,317	327,170
5.00% 3/1/39	679,926	777,969
5.00% 8/1/39	58,330	66,743
5.00% 9/1/39	198,806	227,479
5.00% 1/1/40	140,187	160,396
5.00% 5/1/40	54,036	61,113
5.00% 6/1/40	336,840	381,439
5.00% 9/1/40	43,461	49,678
5.00% 3/1/41	119,325	131,991
5.00% 9/1/48	130,857	144,207
5.00% 11/1/48	266,048	293,071
5.50% 8/1/33	15,685	17,623
5.50% 6/1/34	46,178	53,379
5.50% 6/1/35	28,453	32,985
5.50% 11/1/35	33,652	38,531
5.50% 1/1/37	20,695	23,937
5.50% 5/1/37	26,314	30,659
5.50% 7/1/37	6,869	7,876
5.50% 1/1/38	102,521	119,413
5.50% 2/1/38	25,019	29,215
5.50% 5/1/38	231,126	267,944
5.50% 6/1/38	7,126	8,318
5.50% 8/1/38	26,276	30,490

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 12/1/38	24,254	$ 27,832
5.50% 8/1/39	48,809	56,738
5.50% 12/1/39	153,866	174,625
5.50% 3/1/40	150,732	175,801
5.50% 4/1/40	292,561	339,267
5.50% 5/1/40	96,971	113,062
5.50% 6/1/41	29,358	34,230
6.00% 11/1/28	4,541	5,184
6.00% 7/1/33	9,084	10,315
6.00% 8/1/36	6,789	8,024
6.00% 11/1/36	15,192	17,951
6.00% 4/1/37	241	276
6.00% 5/1/37	26,325	30,805
6.00% 8/1/37	62,276	72,982
6.00% 9/1/37	56,319	65,850
6.00% 10/1/37	9,121	10,247
6.00% 11/1/37	73,816	87,256
6.00% 12/1/37	7,439	8,365
6.00% 1/1/38	47,998	56,313
6.00% 4/1/38	3,740	4,372
6.00% 6/1/38	10,198	12,054
6.00% 7/1/38	14,914	17,523
6.00% 8/1/38	9,017	10,658
6.00% 9/1/38	10,525	12,351
6.00% 10/1/38	18,751	21,772
6.00% 11/1/38	18,427	20,696
6.00% 3/1/39	11,528	13,592
6.00% 5/1/40	322,840	381,223
6.00% 7/1/40	415,866	490,752
6.50% 11/1/36	59,453	67,822
6.50% 8/1/37	31,229	35,533
6.50% 10/1/37	8,418	9,859
6.50% 6/1/38	26,007	29,219
6.50% 4/1/39	38,395	43,479
GNMA I S.F. 30 yr
3.00% 9/15/42	470,175	498,336
3.00% 11/15/42	465,909	493,835
3.00% 12/15/42	168,964	179,072
3.00% 2/15/45	328,981	350,689
3.50% 10/15/40	75,068	80,431
3.50% 1/15/41	23,949	25,568
3.50% 7/15/41	45,722	50,779
3.50% 10/15/41	132,564	141,637
3.50% 3/15/42	9,252	9,930
3.50% 6/15/42	706,375	760,799
3.50% 10/15/42	19,081	20,077
4.00% 6/15/39	30,026	33,063
4.00% 8/15/40	127,975	140,578
4.00% 10/15/40	231,039	256,503
4.00% 12/15/40	411,451	456,857
4.00% 1/15/41	363,744	403,670
4.00% 9/15/41	100,727	110,703
4.50% 2/15/39	39,118	44,042
4.50% 3/15/39	350,622	395,961
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 4/15/39	59,715	$ 67,051
4.50% 5/15/39	31,767	36,351
4.50% 6/15/39	30,101	33,713
4.50% 7/15/39	88,682	99,915
4.50% 8/15/39	16,507	18,670
4.50% 9/15/39	108,676	122,117
4.50% 10/15/39	416,627	481,418
4.50% 11/15/39	120,097	135,611
4.50% 12/15/39	81,858	92,586
4.50% 1/15/40	328,146	373,486
4.50% 4/15/40	91,459	103,545
4.50% 5/15/40	89,841	102,866
4.50% 6/15/40	259,572	295,708
4.50% 8/15/40	72,957	82,321
4.50% 9/15/40	59,108	66,880
4.50% 1/15/41	243,246	278,314
4.50% 2/15/41	606,991	690,450
4.50% 3/15/41	56,999	64,220
4.50% 6/15/41	63,118	71,253
4.50% 7/15/41	8,218	9,263
5.00% 3/15/35	19,243	21,782
5.00% 3/15/38	8,483	9,846
5.00% 4/15/38	3,885	4,418
5.00% 5/15/38	1,120	1,300
5.00% 8/15/38	2,273	2,574
5.00% 1/15/39	72,506	84,138
5.00% 4/15/39	63,969	73,669
5.00% 5/15/39	376,054	436,403
5.00% 6/15/39	307,502	356,887
5.00% 9/15/39	108,547	125,486
5.00% 10/15/39	95,559	110,122
5.00% 11/15/39	139,038	161,348
5.00% 1/15/40	399,512	461,362
5.00% 2/15/40	241,205	280,014
5.00% 4/15/40	191,123	222,106
5.00% 7/15/40	148,808	172,253
5.50% 10/15/33	90,525	104,882
5.50% 4/15/37	19,078	22,368
5.50% 7/15/37	9,520	10,794
5.50% 1/15/38	69,456	79,225
5.50% 2/15/38	87,789	102,419
5.50% 7/15/38	34,219	40,168
5.50% 8/15/38	9,749	11,432
5.50% 9/15/38	157,256	184,460
5.50% 12/15/38	115,001	134,888
5.50% 1/15/39	39,858	45,684
5.50% 5/15/39	80,505	94,398
5.50% 7/15/39	629	702
5.50% 10/15/39	86,616	101,058
5.50% 12/15/39	23,027	27,021
5.50% 4/15/40	143,719	167,768
5.50% 2/15/41	20,694	24,145
6.00% 1/15/38	35,774	41,925
6.00% 3/15/38	322	360

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.00% 5/15/38	13,238	$ 14,988
6.00% 7/15/38	1,760	2,081
6.00% 8/15/38	26,813	30,199
6.00% 10/15/38	28,278	32,294
6.00% 11/15/38	29,223	34,385
6.00% 12/15/38	62,533	71,127
6.00% 1/15/39	2,977	3,333
6.00% 8/15/39	4,426	4,959
6.00% 10/15/39	2,625	2,944
6.00% 6/15/40	2,637	2,954
6.00% 12/15/40	229,252	270,626
6.50% 5/15/38	7,736	8,642
6.50% 7/15/38	61,969	71,028
6.50% 10/15/38	5,994	6,884
6.50% 2/15/39	66,315	76,815
6.50% 8/15/39	3,353	3,745
GNMA II S.F. 30 yr
2.00% 1/20/51	4,277,298	4,342,446
2.00% 4/20/51	7,497,021	7,611,674
2.00% 5/20/51	4,545,158	4,614,774
2.00% 6/20/51	7,553,650	7,669,510
2.00% 9/20/51	7,550,000	7,666,598
2.50% 12/20/46	779,941	809,929
2.50% 7/20/50	2,025,033	2,091,633
2.50% 8/20/50	5,184,333	5,354,975
2.50% 10/20/50	6,108,500	6,309,744
2.50% 4/20/51	7,300,007	7,540,005
2.50% 7/20/51	7,440,920	7,680,684
2.50% 8/20/51	3,487,278	3,600,216
3.00% 9/20/42	774,504	820,116
3.00% 11/20/42	393,287	416,442
3.00% 12/20/42	626,342	663,226
3.00% 1/20/43	603,795	639,347
3.00% 2/20/43	1,101,819	1,184,078
3.00% 3/20/43	1,637,716	1,751,800
3.00% 6/20/43	523,247	554,080
3.00% 9/20/43	960,667	1,017,185
3.00% 12/20/44	579,484	611,826
3.00% 3/20/45	568,008	598,811
3.00% 4/20/45	493,443	520,009
3.00% 6/20/45	817,464	861,533
3.00% 8/20/45	1,074,450	1,132,344
3.00% 12/20/45	228,880	241,199
3.00% 5/20/46	948,173	998,026
3.00% 9/20/46	1,156,186	1,217,072
3.00% 10/20/46	1,178,819	1,240,885
3.00% 11/20/46	968,851	1,019,895
3.00% 12/20/46	2,312,916	2,437,634
3.00% 1/20/47	1,781,398	1,874,557
3.00% 2/20/47	627,712	661,417
3.00% 6/20/47	725,580	768,030
3.00% 1/20/48	614,052	645,119
3.00% 12/20/49	799,697	836,514
3.00% 2/20/50	453,570	474,452
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 5/20/50	2,149,057	$ 2,247,995
3.00% 6/20/50	4,210,275	4,404,107
3.00% 7/20/50	6,683,540	6,991,236
3.50% 12/20/41	536,058	579,690
3.50% 4/20/42	254,937	275,658
3.50% 6/20/42	765,295	827,561
3.50% 10/20/42	322,464	348,654
3.50% 12/20/42	702,184	759,144
3.50% 2/20/43	1,186,961	1,283,234
3.50% 3/20/43	665,653	725,095
3.50% 5/20/43	840,048	908,117
3.50% 9/20/43	969,098	1,047,123
3.50% 1/20/44	968,710	1,045,131
3.50% 10/20/44	1,657,628	1,776,372
3.50% 12/20/44	508,668	544,261
3.50% 3/20/45	438,151	467,715
3.50% 4/20/45	2,290,901	2,461,617
3.50% 6/20/45	887,623	947,113
3.50% 10/20/45	913,356	973,832
3.50% 11/20/45	603,369	644,588
3.50% 12/20/45	211,407	225,547
3.50% 3/20/46	816,788	868,805
3.50% 6/20/46	1,621,756	1,724,662
3.50% 7/20/46	963,253	1,022,465
3.50% 1/20/47	733,417	779,148
3.50% 6/20/47	1,027,888	1,088,793
3.50% 7/20/47	929,988	984,985
3.50% 9/20/47	1,053,831	1,117,219
3.50% 10/20/47	1,478,073	1,574,494
3.50% 11/20/47	973,171	1,030,857
3.50% 12/20/47	431,628	457,626
3.50% 1/20/48	968,212	1,028,005
3.50% 6/20/48	1,186,689	1,261,340
3.50% 8/20/49	581,575	611,839
3.50% 11/20/49	951,721	1,002,661
3.50% 12/20/49	1,990,481	2,090,697
4.00% 8/20/40	165,875	181,577
4.00% 10/20/41	32,643	35,789
4.00% 11/20/41	570,963	626,001
4.00% 12/20/41	229,365	251,475
4.00% 5/20/42	524,755	578,714
4.00% 7/20/42	344,154	377,205
4.00% 8/20/42	256,915	281,597
4.00% 8/20/43	392,478	429,399
4.00% 3/20/44	544,415	594,940
4.00% 8/20/44	746,719	815,485
4.00% 10/20/44	216,664	236,611
4.00% 12/20/44	765,702	836,181
4.00% 1/20/45	158,278	172,841
4.00% 2/20/45	405,556	443,502
4.00% 8/20/45	282,498	308,308
4.00% 9/20/45	400,172	436,611
4.00% 10/20/45	597,831	640,581
4.00% 11/20/45	392,604	428,327

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 1/20/46	85,450	$ 92,911
4.00% 6/20/46	396,334	430,882
4.00% 1/20/47	333,128	356,902
4.00% 3/20/47	1,845,621	1,977,373
4.00% 4/20/47	608,028	652,013
4.00% 6/20/47	430,661	461,793
4.00% 7/20/47	156,691	167,857
4.00% 8/20/47	614,941	658,748
4.00% 5/20/49	916,952	977,835
4.00% 7/20/49	747,108	796,485
4.00% 3/20/50	1,157,779	1,226,519
4.50% 7/20/41	794,497	887,888
4.50% 12/20/43	525,486	586,318
4.50% 3/20/44	336,296	374,786
4.50% 4/20/45	250,733	279,417
4.50% 4/20/47	194,202	210,485
4.50% 7/20/47	199,339	215,940
4.50% 9/20/47	98,183	106,368
4.50% 3/20/48	302,370	325,181
4.50% 7/20/48	1,254,939	1,341,338
5.00% 4/20/43	389,371	444,261
5.00% 7/20/48	258,639	279,736
GNMA II S.F. 30 yr TBA
2.00% 10/1/51	6,975,000	7,075,538
2.50% 10/1/51	8,425,000	8,697,167
Total Agency Mortgage-Backed Securities (Cost $828,354,571)		838,181,809
AGENCY OBLIGATIONS–1.60%
Federal Farm Credit Banks Funding 0.25% 2/26/24	4,245,000	4,234,025
Federal Home Loan Banks
0.13% 10/21/22	485,000	484,990
0.13% 3/17/23	1,410,000	1,409,050
1.38% 2/17/23	1,000,000	1,016,781
3.25% 11/16/28	1,255,000	1,415,354
5.50% 7/15/36	300,000	437,609
Federal Home Loan Mortgage
0.13% 10/16/23	225,000	224,143
0.25% 6/26/23	4,345,000	4,345,000
0.25% 8/24/23	2,145,000	2,144,143
0.25% 9/8/23	2,190,000	2,188,428
0.25% 12/4/23	335,000	334,277
0.38% 4/20/23	1,000,000	1,002,801
0.38% 5/5/23	1,000,000	1,001,989
0.38% 9/23/25	185,000	181,989
1.50% 2/12/25	3,000,000	3,086,432
6.25% 7/15/32	750,000	1,086,960
6.75% 9/15/29	100,000	142,115
6.75% 3/15/31	300,000	435,398
Federal National Mortgage Association
0.25% 5/22/23	1,000,000	1,000,389
0.25% 7/10/23	455,000	454,893
0.25% 11/27/23	595,000	594,292
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.38% 8/25/25	2,850,000	$ 2,806,335
0.75% 10/8/27	850,000	827,412
0.88% 8/5/30	3,500,000	3,294,739
1.63% 1/7/25	2,580,000	2,668,246
1.75% 7/2/24	3,000,000	3,105,142
2.13% 4/24/26	1,765,000	1,858,559
2.63% 9/6/24	2,085,000	2,215,334
5.63% 7/15/37	100,000	149,179
6.25% 5/15/29	500,000	672,283
6.63% 11/15/30	300,000	428,317
7.13% 1/15/30	500,000	718,118
7.25% 5/15/30	500,000	730,355
Japan International Cooperation Agency
2.13% 10/20/26	200,000	208,794
3.38% 6/12/28	200,000	221,893
Tennessee Valley Authority
4.63% 9/15/60	150,000	217,937
4.65% 6/15/35	500,000	647,744
Series B 4.70% 7/15/33	200,000	258,029
5.38% 4/1/56	200,000	321,226
5.88% 4/1/36	75,000	109,856
6.15% 1/15/38	100,000	152,999
7.13% 5/1/30	100,000	144,069
Total Agency Obligations (Cost $47,157,050)		48,977,624
CORPORATE BONDS–27.19%
Advertising–0.03%
Interpublic Group of Companies
2.40% 3/1/31	100,000	100,377
3.38% 3/1/41	70,000	73,453
4.75% 3/30/30	400,000	471,177
Omnicom Group
2.45% 4/30/30	100,000	101,209
3.60% 4/15/26	200,000	218,819
		965,035
Aerospace & Defense–0.58%
Boeing
1.17% 2/4/23	110,000	110,244
1.43% 2/4/24	165,000	165,247
1.88% 6/15/23	250,000	253,860
1.95% 2/1/24	85,000	86,989
2.20% 2/4/26	1,750,000	1,762,901
2.60% 10/30/25	100,000	103,405
2.70% 2/1/27	75,000	77,626
2.75% 2/1/26	150,000	156,246
2.80% 3/1/23	100,000	102,739
2.95% 2/1/30	150,000	152,940
3.10% 5/1/26	100,000	105,697
3.20% 3/1/29	100,000	104,060
3.25% 2/1/28	150,000	158,443
3.25% 3/1/28	95,000	99,429
3.25% 2/1/35	100,000	99,991

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing (continued)
3.55% 3/1/38	65,000	$ 66,021
3.60% 5/1/34	100,000	104,492
3.63% 2/1/31	85,000	90,993
3.63% 3/1/48	35,000	34,361
3.75% 2/1/50	150,000	151,399
3.85% 11/1/48	35,000	35,663
3.90% 5/1/49	100,000	102,940
3.95% 8/1/59	150,000	153,945
4.51% 5/1/23	250,000	264,115
4.88% 5/1/25	285,000	317,180
5.04% 5/1/27	250,000	287,581
5.15% 5/1/30	500,000	586,845
5.71% 5/1/40	450,000	571,840
5.81% 5/1/50	500,000	666,485
5.93% 5/1/60	350,000	478,126
6.13% 2/15/33	50,000	63,300
6.88% 3/15/39	100,000	138,008
General Dynamics
1.88% 8/15/23	150,000	154,003
2.13% 8/15/26	150,000	156,437
2.25% 11/15/22	250,000	254,211
2.38% 11/15/24	100,000	105,009
2.63% 11/15/27	100,000	106,747
3.38% 5/15/23	125,000	130,867
3.50% 5/15/25	150,000	162,809
3.75% 5/15/28	160,000	179,811
4.25% 4/1/50	300,000	379,272
L3Harris Technologies
3.83% 4/27/25	250,000	271,801
3.85% 6/15/23	105,000	110,629
3.85% 12/15/26	75,000	82,936
3.95% 5/28/24	154,000	165,137
4.40% 6/15/28	150,000	171,166
4.85% 4/27/35	70,000	86,340
5.05% 4/27/45	70,000	91,420
Lockheed Martin
1.85% 6/15/30	45,000	44,778
2.80% 6/15/50	50,000	49,433
2.90% 3/1/25	300,000	319,126
3.10% 1/15/23	50,000	51,568
3.60% 3/1/35	150,000	169,675
3.80% 3/1/45	250,000	289,986
4.07% 12/15/42	279,000	334,229
4.50% 5/15/36	40,000	49,556
4.70% 5/15/46	109,000	142,647
Northrop Grumman
3.20% 2/1/27	100,000	108,688
3.25% 8/1/23	350,000	367,461
3.25% 1/15/28	125,000	135,237
4.03% 10/15/47	300,000	351,217
5.05% 11/15/40	100,000	128,319
5.25% 5/1/50	600,000	841,398
7.75% 2/15/31	150,000	215,313
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon Technologies
2.25% 7/1/30	100,000	$ 100,977
3.13% 5/4/27	350,000	380,337
3.13% 7/1/50	600,000	606,259
3.20% 3/15/24	150,000	158,954
3.50% 3/15/27	107,000	117,531
3.75% 11/1/46	100,000	111,025
3.95% 8/16/25	75,000	82,598
4.05% 5/4/47	50,000	57,988
4.13% 11/16/28	180,000	204,873
4.15% 5/15/45	250,000	294,115
4.35% 4/15/47	70,000	84,090
4.45% 11/16/38	60,000	72,650
4.50% 6/1/42	400,000	490,268
4.63% 11/16/48	100,000	126,868
4.70% 12/15/41	200,000	252,066
5.40% 5/1/35	200,000	260,652
6.05% 6/1/36	150,000	206,752
6.13% 7/15/38	200,000	281,557
		17,749,897
Agriculture–0.35%
Altria Group
2.35% 5/6/25	40,000	41,474
2.45% 2/4/32	500,000	479,115
2.63% 9/16/26	145,000	152,008
3.40% 5/6/30	25,000	26,455
3.40% 2/4/41	415,000	393,021
3.70% 2/4/51	500,000	470,771
3.88% 9/16/46	200,000	194,794
4.00% 2/4/61	385,000	368,737
4.40% 2/14/26	65,000	73,005
4.45% 5/6/50	40,000	42,034
4.50% 5/2/43	100,000	106,129
4.80% 2/14/29	225,000	258,567
5.38% 1/31/44	63,000	74,165
5.80% 2/14/39	165,000	202,898
Archer-Daniels-Midland
2.70% 9/15/51	250,000	244,471
4.50% 3/15/49	500,000	651,569
BAT Capital
2.26% 3/25/28	75,000	74,439
2.73% 3/25/31	150,000	147,715
2.79% 9/6/24	105,000	110,424
3.22% 8/15/24	400,000	424,042
3.22% 9/6/26	150,000	159,922
3.46% 9/6/29	200,000	210,560
3.56% 8/15/27	600,000	646,460
3.73% 9/25/40	65,000	62,711
3.98% 9/25/50	100,000	96,194
4.39% 8/15/37	275,000	295,359
4.54% 8/15/47	240,000	248,629
4.76% 9/6/49	100,000	108,100
4.91% 4/2/30	700,000	801,507

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT International Finance 1.67% 3/25/26	100,000	$ 100,056
Bunge Limited Finance
1.63% 8/17/25	50,000	50,520
3.25% 8/15/26	45,000	48,454
3.75% 9/25/27	55,000	60,842
4.35% 3/15/24	150,000	162,187
Philip Morris International
0.88% 5/1/26	250,000	245,370
1.13% 5/1/23	65,000	65,824
1.75% 11/1/30	250,000	240,778
2.10% 5/1/30	55,000	54,651
2.13% 5/10/23	50,000	51,255
2.75% 2/25/26	100,000	106,098
2.88% 5/1/24	100,000	105,520
3.13% 8/17/27	150,000	162,685
3.38% 8/11/25	100,000	108,062
3.38% 8/15/29	100,000	109,830
3.60% 11/15/23	300,000	319,733
4.13% 3/4/43	150,000	167,534
4.25% 11/10/44	85,000	97,211
4.38% 11/15/41	200,000	231,248
4.50% 3/20/42	100,000	117,797
6.38% 5/16/38	150,000	210,390
Reynolds American
4.45% 6/12/25	105,000	115,754
4.85% 9/15/23	225,000	243,510
5.70% 8/15/35	50,000	59,844
5.85% 8/15/45	180,000	215,974
6.15% 9/15/43	125,000	154,166
		10,770,568
Airlines–0.08%
♦American Airlines Pass Through Trust
3.00% 4/15/30	47,798	47,662
3.20% 12/15/29	393,500	396,040
3.65% 2/15/29	78,125	80,642
♦Delta Air Lines Pass Through Trust
2.00% 12/10/29	141,031	140,301
3.20% 10/25/25	25,000	26,386
♦JetBlue Pass Through Trust
2.75% 11/15/33	46,952	47,156
4.00% 5/15/34	24,182	26,297
Southwest Airlines
2.63% 2/10/30	100,000	101,436
3.00% 11/15/26	100,000	106,172
4.75% 5/4/23	90,000	95,810
5.13% 6/15/27	265,000	309,911
5.25% 5/4/25	115,000	129,846
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	17,099	17,890
♦United Airlines Pass Through Trust
2.70% 11/1/33	91,305	92,303
3.10% 1/7/30	78,893	82,223
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass Through Trust (continued)
3.50% 9/1/31	115,922	$ 122,249
3.75% 3/3/28	132,574	139,420
4.15% 10/11/25	151,562	160,037
4.15% 2/25/33	98,335	105,808
4.88% 7/15/27	56,055	59,359
5.88% 4/15/29	278,242	311,365
		2,598,313
Apparel–0.08%
NIKE
2.25% 5/1/23	100,000	102,636
2.38% 11/1/26	150,000	158,585
2.85% 3/27/30	500,000	537,660
3.38% 11/1/46	100,000	110,734
3.38% 3/27/50	300,000	334,736
3.63% 5/1/43	100,000	114,863
3.88% 11/1/45	100,000	118,675
PVH 4.63% 7/10/25	30,000	33,038
Ralph Lauren
2.95% 6/15/30	55,000	58,068
3.75% 9/15/25	100,000	109,593
Tapestry 4.13% 7/15/27	150,000	163,959
VF 2.40% 4/23/25	500,000	521,023
		2,363,570
Auto Manufacturers–0.43%
American Honda Finance
0.40% 10/21/22	100,000	100,142
0.55% 7/12/24	100,000	99,429
0.65% 9/8/23	185,000	185,708
0.75% 8/9/24	135,000	134,957
0.88% 7/7/23	135,000	136,055
1.00% 9/10/25	250,000	248,747
1.20% 7/8/25	200,000	201,094
1.30% 9/9/26	165,000	164,784
1.80% 1/13/31	100,000	97,952
1.95% 5/10/23	100,000	102,414
2.00% 3/24/28	115,000	116,920
2.35% 1/8/27	100,000	104,446
2.60% 11/16/22	150,000	153,718
2.90% 2/16/24	100,000	105,285
3.45% 7/14/23	100,000	105,251
3.55% 1/12/24	100,000	106,452
3.63% 10/10/23	75,000	79,691
Cummins
0.75% 9/1/25	85,000	84,315
1.50% 9/1/30	250,000	239,027
2.60% 9/1/50	250,000	234,289
3.65% 10/1/23	139,000	146,818
4.88% 10/1/43	64,000	84,196
Daimler Finance North America 8.50% 1/18/31	200,000	302,766

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors
5.00% 10/1/28	150,000	$ 173,634
5.15% 4/1/38	125,000	149,133
5.40% 4/1/48	200,000	247,991
5.95% 4/1/49	100,000	131,792
6.25% 10/2/43	350,000	471,432
6.60% 4/1/36	305,000	409,420
6.75% 4/1/46	75,000	106,949
6.80% 10/1/27	500,000	624,461
General Motors Financial
1.05% 3/8/24	50,000	50,217
1.25% 1/8/26	250,000	246,829
1.70% 8/18/23	170,000	173,212
2.35% 1/8/31	250,000	244,864
2.40% 4/10/28	100,000	100,872
2.70% 8/20/27	250,000	259,733
2.90% 2/26/25	750,000	786,876
3.25% 1/5/23	150,000	154,706
3.60% 6/21/30	250,000	268,158
3.70% 5/9/23	140,000	146,068
3.85% 1/5/28	100,000	108,817
3.95% 4/13/24	150,000	160,312
4.00% 1/15/25	200,000	216,517
4.30% 7/13/25	100,000	109,731
4.35% 4/9/25	115,000	126,272
4.35% 1/17/27	180,000	201,796
5.10% 1/17/24	200,000	218,336
PACCAR Financial
0.35% 8/11/23	70,000	69,969
0.35% 2/2/24	100,000	99,537
0.80% 6/8/23	40,000	40,229
3.40% 8/9/23	100,000	105,480
Toyota Motor
1.34% 3/25/26	200,000	201,292
2.36% 7/2/24	70,000	73,278
2.36% 3/25/31	200,000	206,806
2.76% 7/2/29	70,000	74,452
3.42% 7/20/23	150,000	158,219
3.67% 7/20/28	105,000	117,787
Toyota Motor Credit
0.35% 10/14/22	250,000	250,397
0.40% 4/6/23	55,000	55,083
0.45% 1/11/24	250,000	249,415
0.50% 8/14/23	155,000	155,396
0.68% 3/25/24	200,000	200,248
0.80% 1/9/26	250,000	246,647
1.15% 8/13/27	120,000	118,223
1.35% 8/25/23	200,000	203,692
1.65% 1/10/31	250,000	242,952
1.80% 2/13/25	250,000	256,784
1.90% 4/6/28	100,000	101,318
2.25% 10/18/23	150,000	155,508
2.90% 4/17/24	150,000	158,631
3.20% 1/11/27	100,000	109,077
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit (continued)
3.40% 4/14/25	150,000	$ 162,347
		13,035,351
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	111,395
4.35% 3/15/29	65,000	74,602
5.40% 3/15/49	150,000	204,317
BorgWarner 2.65% 7/1/27	125,000	131,745
Lear
3.80% 9/15/27	100,000	110,570
4.25% 5/15/29	50,000	55,934
Magna International 3.63% 6/15/24	200,000	214,585
		903,148
Banks–5.73%
Australia & New Zealand Banking Group
2.05% 11/21/22	250,000	255,269
2.63% 11/9/22	250,000	256,501
Banco Bilbao Vizcaya Argentaria
0.88% 9/18/23	200,000	201,212
1.13% 9/18/25	200,000	197,911
Banco Santander
μ0.70% 6/30/24	200,000	200,366
μ1.72% 9/14/27	200,000	199,071
1.85% 3/25/26	200,000	202,573
2.75% 5/28/25	200,000	209,794
2.96% 3/25/31	200,000	205,756
3.13% 2/23/23	200,000	207,122
3.49% 5/28/30	200,000	215,179
3.85% 4/12/23	200,000	210,027
4.25% 4/11/27	200,000	224,749
4.38% 4/12/28	200,000	227,123
5.18% 11/19/25	200,000	227,201
Bank of America
μ0.81% 10/24/24	350,000	351,212
μ0.98% 9/25/25	200,000	200,276
μ1.20% 10/24/26	1,350,000	1,339,856
μ1.32% 6/19/26	900,000	899,780
μ1.49% 5/19/24	250,000	253,705
μ1.66% 3/11/27	250,000	251,435
μ1.73% 7/22/27	305,000	306,255
μ1.90% 7/23/31	200,000	192,855
μ1.92% 10/24/31	350,000	336,690
μ2.02% 2/13/26	300,000	307,792
μ2.09% 6/14/29	750,000	748,796
μ2.30% 7/21/32	500,000	492,861
μ2.46% 10/22/25	200,000	208,906
μ2.48% 9/21/36	300,000	294,063
2.50% 10/21/22	500,000	500,535
μ2.50% 2/13/31	300,000	303,597
μ2.65% 3/11/32	250,000	254,580

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ2.68% 6/19/41	700,000	$ 675,793
μ2.83% 10/24/51	75,000	71,866
μ2.88% 10/22/30	200,000	208,796
μ2.97% 7/21/52	500,000	489,467
μ3.09% 10/1/25	550,000	584,633
μ3.19% 7/23/30	250,000	266,012
3.25% 10/21/27	500,000	539,879
3.30% 1/11/23	1,000,000	1,037,777
μ3.37% 1/23/26	250,000	267,107
μ3.42% 12/20/28	480,000	520,242
μ3.46% 3/15/25	200,000	212,782
μ3.48% 3/13/52	250,000	269,894
3.50% 4/19/26	350,000	382,174
μ3.55% 3/5/24	400,000	416,977
μ3.56% 4/23/27	300,000	326,469
μ3.59% 7/21/28	350,000	383,703
μ3.82% 1/20/28	250,000	275,888
μ3.86% 7/23/24	400,000	423,316
3.88% 8/1/25	400,000	440,821
3.95% 4/21/25	250,000	272,441
μ3.95% 1/23/49	250,000	288,966
μ3.97% 2/7/30	375,000	419,821
4.00% 4/1/24	475,000	514,211
μ4.08% 3/20/51	700,000	828,329
4.10% 7/24/23	350,000	373,137
4.18% 11/25/27	250,000	278,688
4.25% 10/22/26	433,000	487,382
μ4.27% 7/23/29	400,000	453,585
μ4.44% 1/20/48	200,000	246,866
4.45% 3/3/26	430,000	481,484
5.00% 1/21/44	350,000	459,134
5.88% 2/7/42	218,000	310,541
6.00% 10/15/36	400,000	546,664
6.11% 1/29/37	200,000	269,650
7.75% 5/14/38	200,000	312,886
Bank of Montreal
0.40% 9/15/23	135,000	135,116
0.45% 12/8/23	355,000	355,293
1.25% 9/15/26	200,000	198,502
2.05% 11/1/22	80,000	81,534
2.50% 6/28/24	135,000	141,670
2.55% 11/6/22	300,000	307,019
μ3.80% 12/15/32	300,000	328,696
Bank of New York Mellon
1.85% 1/27/23	115,000	117,192
2.10% 10/24/24	170,000	177,121
2.20% 8/16/23	100,000	103,244
2.45% 8/17/26	650,000	687,260
3.00% 2/24/25	100,000	106,809
3.00% 10/30/28	55,000	59,435
3.25% 9/11/24	400,000	428,792
3.25% 5/16/27	150,000	163,923
3.30% 8/23/29	350,000	383,453
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
μ3.44% 2/7/28	180,000	$ 198,026
3.45% 8/11/23	100,000	105,762
3.85% 4/28/28	100,000	113,687
3.95% 11/18/25	100,000	110,998
Bank of Nova Scotia
0.40% 9/15/23	80,000	79,980
1.05% 3/2/26	250,000	247,182
1.30% 6/11/25	500,000	503,390
1.30% 9/15/26	100,000	99,265
2.00% 11/15/22	200,000	203,923
2.38% 1/18/23	200,000	205,382
2.70% 8/3/26	200,000	212,172
3.40% 2/11/24	250,000	265,694
3.63% 10/27/81	200,000	199,000
4.50% 12/16/25	150,000	168,564
BankUnited 5.13% 6/11/30	200,000	230,806
Barclays
μ2.65% 6/24/31	300,000	302,136
μ2.67% 3/10/32	200,000	200,757
μ2.85% 5/7/26	200,000	210,069
3.68% 1/10/23	200,000	201,779
μ3.81% 3/10/42	200,000	212,269
μ3.93% 5/7/25	200,000	214,638
μ4.34% 5/16/24	200,000	211,703
4.34% 1/10/28	200,000	223,704
4.38% 1/12/26	200,000	223,188
4.95% 1/10/47	200,000	259,216
μ4.97% 5/16/29	200,000	232,524
5.20% 5/12/26	1,100,000	1,257,696
5.25% 8/17/45	200,000	267,430
BNP Paribas
3.25% 3/3/23	200,000	208,333
4.25% 10/15/24	200,000	218,501
BPCE 3.38% 12/2/26	250,000	271,861
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	249,722
0.95% 10/23/25	105,000	104,171
2.25% 1/28/25	200,000	207,751
3.10% 4/2/24	300,000	317,867
Citibank 3.65% 1/23/24	500,000	533,963
Citigroup
μ0.78% 10/30/24	300,000	301,150
μ0.98% 5/1/25	125,000	125,405
μ2.56% 5/1/32	140,000	141,377
μ2.57% 6/3/31	500,000	509,652
μ2.67% 1/29/31	300,000	307,241
2.70% 10/27/22	250,000	255,945
μ3.11% 4/8/26	1,600,000	1,698,800
3.20% 10/21/26	300,000	323,453
μ3.35% 4/24/25	300,000	318,645
μ3.52% 10/27/28	250,000	271,845
μ3.67% 7/24/28	200,000	219,841
3.70% 1/12/26	400,000	439,382

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
3.75% 6/16/24	400,000	$ 432,104
3.88% 10/25/23	350,000	374,410
μ3.88% 1/24/39	250,000	285,699
μ3.98% 3/20/30	750,000	842,359
μ4.04% 6/1/24	250,000	264,407
4.13% 7/25/28	380,000	424,172
4.30% 11/20/26	400,000	449,252
4.45% 9/29/27	300,000	341,157
4.60% 3/9/26	105,000	118,590
4.65% 7/30/45	250,000	318,060
4.65% 7/23/48	250,000	322,488
4.75% 5/18/46	150,000	188,355
μ5.32% 3/26/41	900,000	1,194,892
5.50% 9/13/25	200,000	230,791
5.88% 2/22/33	200,000	256,792
5.88% 1/30/42	150,000	213,943
6.00% 10/31/33	100,000	130,871
6.63% 6/15/32	100,000	134,320
6.68% 9/13/43	150,000	228,414
8.13% 7/15/39	350,000	598,126
Comerica 3.70% 7/31/23	75,000	79,211
Comerica Bank 4.00% 7/27/25	250,000	274,330
Cooperatieve Rabobank
0.38% 1/12/24	250,000	248,852
2.75% 1/10/23	250,000	257,749
3.75% 7/21/26	250,000	275,526
3.95% 11/9/22	250,000	259,508
4.63% 12/1/23	350,000	379,258
5.25% 5/24/41	150,000	206,614
5.25% 8/4/45	250,000	332,346
Credit Suisse 1.00% 5/5/23	915,000	923,432
Credit Suisse Group Funding Guernsey
3.80% 6/9/23	400,000	421,430
4.55% 4/17/26	350,000	393,164
4.88% 5/15/45	400,000	500,732
Deutsche Bank
μ1.45% 4/1/25	200,000	201,381
μ2.13% 11/24/26	150,000	152,365
μ2.22% 9/18/24	265,000	271,623
3.30% 11/16/22	200,000	206,339
μ3.55% 9/18/31	355,000	378,828
3.70% 5/30/24	490,000	521,696
μ3.96% 11/26/25	200,000	216,302
4.10% 1/13/26	200,000	219,153
Discover Bank
3.35% 2/6/23	550,000	569,785
4.20% 8/8/23	250,000	266,732
Fifth Third Bancorp
2.55% 5/5/27	120,000	126,146
3.65% 1/25/24	100,000	106,695
4.30% 1/16/24	250,000	268,747
8.25% 3/1/38	100,000	165,844
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank 3.95% 7/28/25	200,000	$ 221,420
First Horizon National
3.55% 5/26/23	100,000	104,345
4.00% 5/26/25	100,000	109,112
First Republic Bank 4.63% 2/13/47	250,000	315,710
FNB 2.20% 2/24/23	35,000	35,514
Goldman Sachs Group
0.52% 3/8/23	155,000	155,079
μ0.63% 11/17/23	945,000	945,387
μ0.67% 3/8/24	250,000	250,298
μ0.86% 2/12/26	1,250,000	1,237,961
μ1.09% 12/9/26	100,000	98,542
μ1.43% 3/9/27	200,000	199,450
μ2.38% 7/21/32	855,000	846,552
μ2.91% 7/21/42	290,000	285,926
3.20% 2/23/23	470,000	486,946
μ3.27% 9/29/25	350,000	373,741
3.63% 1/22/23	450,000	469,011
3.63% 2/20/24	210,000	223,783
μ3.69% 6/5/28	135,000	148,599
3.75% 5/22/25	750,000	812,752
3.80% 3/15/30	600,000	667,924
μ3.81% 4/23/29	400,000	442,668
3.85% 7/8/24	400,000	430,615
3.85% 1/26/27	300,000	329,619
μ4.02% 10/31/38	350,000	402,230
μ4.22% 5/1/29	500,000	565,061
μ4.41% 4/23/39	500,000	600,931
4.75% 10/21/45	150,000	193,683
5.15% 5/22/45	360,000	472,057
5.95% 1/15/27	200,000	240,596
6.25% 2/1/41	255,000	371,685
6.45% 5/1/36	200,000	275,874
6.75% 10/1/37	800,000	1,145,829
HSBC Bank USA 7.00% 1/15/39	100,000	154,477
HSBC Holdings
μ1.59% 5/24/27	210,000	208,585
μ1.65% 4/18/26	225,000	226,207
μ2.01% 9/22/28	355,000	354,913
μ2.10% 6/4/26	290,000	296,348
μ2.36% 8/18/31	200,000	197,783
μ2.63% 11/7/25	510,000	531,964
μ2.85% 6/4/31	250,000	256,383
3.60% 5/25/23	500,000	525,646
μ3.80% 3/11/25	325,000	346,653
3.90% 5/25/26	400,000	440,581
μ3.95% 5/18/24	235,000	247,465
μ3.97% 5/22/30	435,000	480,127
μ4.04% 3/13/28	200,000	221,284
4.25% 3/14/24	300,000	322,300
μ4.29% 9/12/26	600,000	661,879

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
4.30% 3/8/26	250,000	$ 278,340
4.38% 11/23/26	375,000	417,965
μ4.58% 6/19/29	235,000	266,810
6.10% 1/14/42	200,000	287,504
6.50% 5/2/36	200,000	275,014
6.50% 9/15/37	200,000	277,280
6.80% 6/1/38	200,000	284,854
Huntington Bancshares
2.55% 2/4/30	250,000	258,480
2.63% 8/6/24	100,000	104,887
4.00% 5/15/25	150,000	164,453
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	274,849
ING Groep
μ1.73% 4/1/27	200,000	201,134
3.55% 4/9/24	500,000	535,600
4.05% 4/9/29	370,000	420,662
JPMorgan Chase & Co.
μ0.56% 2/16/25	575,000	572,612
μ0.65% 9/16/24	335,000	335,837
μ0.70% 3/16/24	250,000	250,722
μ0.77% 8/9/25	165,000	164,329
μ0.82% 6/1/25	335,000	334,940
μ0.97% 6/23/25	500,000	500,613
μ1.04% 2/4/27	250,000	245,265
μ1.47% 9/22/27	190,000	188,784
μ1.51% 6/1/24	700,000	711,655
μ1.76% 11/19/31	350,000	334,215
μ1.95% 2/4/32	150,000	144,708
μ2.01% 3/13/26	110,000	112,671
μ2.07% 6/1/29	280,000	280,631
μ2.18% 6/1/28	700,000	714,661
μ2.30% 10/15/25	185,000	191,884
μ2.53% 11/19/41	350,000	331,443
2.70% 5/18/23	250,000	258,587
μ2.74% 10/15/30	460,000	476,386
2.95% 10/1/26	500,000	535,870
μ2.96% 5/13/31	80,000	83,229
μ3.11% 4/22/41	800,000	827,288
μ3.11% 4/22/51	700,000	711,046
3.20% 1/25/23	500,000	519,034
3.20% 6/15/26	450,000	486,101
μ3.22% 3/1/25	270,000	285,191
3.30% 4/1/26	500,000	542,108
3.38% 5/1/23	200,000	209,156
μ3.51% 1/23/29	310,000	337,221
μ3.54% 5/1/28	150,000	163,835
μ3.56% 4/23/24	265,000	277,427
3.63% 5/13/24	250,000	268,977
3.63% 12/1/27	260,000	283,998
μ3.70% 5/6/30	250,000	276,083
μ3.80% 7/23/24	300,000	317,146
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
3.90% 7/15/25	500,000	$ 546,734
μ3.96% 1/29/27	500,000	551,796
μ3.96% 11/15/48	200,000	231,838
μ4.01% 4/23/29	350,000	391,102
μ4.02% 12/5/24	200,000	214,216
4.13% 12/15/26	500,000	562,156
μ4.20% 7/23/29	300,000	341,265
μ4.45% 12/5/29	200,000	230,364
μ4.49% 3/24/31	700,000	816,813
4.95% 6/1/45	500,000	653,578
5.40% 1/6/42	200,000	274,035
5.50% 10/15/40	100,000	136,917
5.60% 7/15/41	500,000	689,073
6.40% 5/15/38	450,000	654,831
8.00% 4/29/27	100,000	132,214
μKeyBank 0.42% 1/3/24	250,000	249,981
KeyCorp 2.25% 4/6/27	250,000	258,317
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	152,014
^0.00% 6/29/37	500,000	368,235
0.25% 4/25/23	390,000	389,984
0.25% 10/19/23	500,000	499,136
0.25% 3/8/24	325,000	323,461
0.38% 7/18/25	1,520,000	1,497,324
0.63% 1/22/26	450,000	444,408
0.75% 9/30/30	800,000	748,800
1.63% 2/15/23	875,000	891,871
1.75% 9/14/29	140,000	143,213
2.00% 10/4/22	700,000	712,860
2.00% 5/2/25	400,000	418,031
2.13% 1/17/23	1,000,000	1,024,640
2.38% 12/29/22	395,000	405,647
2.63% 2/28/24	680,000	715,184
2.88% 4/3/28	525,000	576,489
Landwirtschaftliche Rentenbank
0.50% 5/27/25	145,000	143,715
0.88% 3/30/26	160,000	159,354
2.50% 11/15/27	300,000	322,599
3.13% 11/14/23	1,000,000	1,057,785
Lloyds Banking Group
μ0.70% 5/11/24	200,000	200,517
μ1.63% 5/11/27	200,000	199,832
μ2.44% 2/5/26	200,000	207,476
μ2.91% 11/7/23	350,000	359,096
μ3.57% 11/7/28	350,000	380,955
3.75% 1/11/27	235,000	258,415
4.05% 8/16/23	200,000	212,938
4.34% 1/9/48	150,000	176,742
4.38% 3/22/28	200,000	227,496
4.45% 5/8/25	200,000	221,867
4.55% 8/16/28	700,000	806,819
4.58% 12/10/25	300,000	334,856
4.65% 3/24/26	200,000	224,778

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	500,000	$ 502,225
1.41% 7/17/25	200,000	201,157
2.05% 7/17/30	200,000	196,656
2.53% 9/13/23	200,000	207,968
2.56% 2/25/30	200,000	204,804
2.80% 7/18/24	200,000	210,807
3.20% 7/18/29	200,000	213,944
3.29% 7/25/27	200,000	218,287
3.41% 3/7/24	150,000	159,696
3.46% 3/2/23	200,000	208,636
3.74% 3/7/29	200,000	222,955
3.75% 7/18/39	200,000	225,117
3.78% 3/2/25	200,000	217,429
3.85% 3/1/26	400,000	441,660
3.96% 3/2/28	350,000	392,442
4.05% 9/11/28	200,000	227,095
4.15% 3/7/39	70,000	82,782
4.29% 7/26/38	70,000	84,170
Mizuho Financial Group
μ0.85% 9/8/24	200,000	200,676
μ1.24% 7/10/24	300,000	303,501
μ1.98% 9/8/31	200,000	193,061
μ2.26% 7/9/32	200,000	197,098
2.56% 9/13/31	200,000	197,181
μ2.84% 7/16/25	200,000	210,272
μ3.15% 7/16/30	200,000	212,457
3.17% 9/11/27	200,000	215,061
3.55% 3/5/23	200,000	208,842
μ3.92% 9/11/24	200,000	212,433
4.02% 3/5/28	200,000	225,696
μ4.25% 9/11/29	200,000	227,158
Morgan Stanley
μ0.56% 11/10/23	185,000	185,239
μ0.79% 1/22/25	500,000	499,977
μ0.79% 5/30/25	200,000	199,386
μ0.86% 10/21/25	50,000	49,899
μ0.99% 12/10/26	500,000	491,120
μ1.51% 7/20/27	500,000	497,623
μ1.79% 2/13/32	655,000	623,815
μ1.93% 4/28/32	1,000,000	959,036
μ2.24% 7/21/32	500,000	491,394
μ2.48% 9/16/36	250,000	244,682
μ2.70% 1/22/31	235,000	242,307
μ2.72% 7/22/25	95,000	99,543
3.13% 1/23/23	450,000	465,741
3.13% 7/27/26	235,000	252,926
μ3.59% 7/22/28	200,000	219,328
μ3.62% 4/1/31	1,600,000	1,763,466
3.63% 1/20/27	350,000	385,818
3.70% 10/23/24	725,000	786,418
μ3.74% 4/24/24	210,000	220,347
3.75% 2/25/23	500,000	522,808
μ3.77% 1/24/29	950,000	1,051,190
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
3.88% 1/27/26	265,000	$ 293,354
3.95% 4/23/27	300,000	333,632
μ3.97% 7/22/38	130,000	148,931
4.00% 7/23/25	200,000	220,340
4.10% 5/22/23	350,000	369,533
4.30% 1/27/45	500,000	609,461
4.35% 9/8/26	300,000	338,613
4.38% 1/22/47	400,000	498,638
μ4.43% 1/23/30	165,000	190,521
4.88% 11/1/22	250,000	261,896
5.00% 11/24/25	175,000	200,049
6.25% 8/9/26	100,000	121,724
7.25% 4/1/32	100,000	145,142
MUFG Americas Holdings 3.00% 2/10/25	120,000	127,306
National Australia Bank
2.50% 7/12/26	250,000	265,206
3.00% 1/20/23	500,000	517,658
μNational Bank of Canada 0.55% 11/15/24	250,000	249,501
Natwest Group
μ3.07% 5/22/28	200,000	212,359
μ4.27% 3/22/25	400,000	431,656
μ4.45% 5/8/30	200,000	228,782
μ4.52% 6/25/24	400,000	425,750
4.80% 4/5/26	250,000	284,189
Northern Trust
1.95% 5/1/30	190,000	190,578
3.65% 8/3/28	100,000	112,218
3.95% 10/30/25	250,000	279,144
Oesterreichische Kontrollbank
0.38% 9/17/25	320,000	314,315
1.50% 2/12/25	600,000	615,858
2.88% 3/13/23	150,000	155,603
PNC Bank
2.70% 11/1/22	250,000	255,964
2.70% 10/22/29	250,000	262,158
3.10% 10/25/27	250,000	273,067
3.25% 6/1/25	250,000	269,548
PNC Financial Services Group
1.15% 8/13/26	250,000	250,520
2.20% 11/1/24	200,000	209,567
2.55% 1/22/30	150,000	155,919
3.15% 5/19/27	250,000	273,633
3.45% 4/23/29	350,000	387,815
3.50% 1/23/24	125,000	132,895
Regions Financial 2.25% 5/18/25	100,000	103,925
Royal Bank of Canada
0.43% 1/19/24	215,000	214,097
0.50% 10/26/23	105,000	105,061
0.88% 1/20/26	250,000	246,103
1.15% 6/10/25	1,030,000	1,031,959

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
1.95% 1/17/23	125,000	$ 127,631
2.25% 11/1/24	200,000	208,772
Santander Holdings USA
3.40% 1/18/23	150,000	155,121
3.45% 6/2/25	100,000	107,075
4.40% 7/13/27	220,000	247,170
4.50% 7/17/25	250,000	275,425
μSantander UK Group Holdings
1.09% 3/15/25	250,000	250,438
1.53% 8/21/26	250,000	249,498
3.37% 1/5/24	500,000	516,447
3.82% 11/3/28	200,000	218,782
μSignature Bank 4.00% 10/15/30	250,000	268,315
Sumitomo Mitsui Financial Group
1.40% 9/17/26	200,000	198,360
1.47% 7/8/25	435,000	438,502
1.90% 9/17/28	200,000	197,652
2.13% 7/8/30	300,000	295,629
2.14% 9/23/30	500,000	483,298
2.22% 9/17/31	200,000	196,832
2.35% 1/15/25	200,000	207,669
2.45% 9/27/24	200,000	209,062
2.70% 7/16/24	200,000	210,074
2.78% 10/18/22	150,000	153,922
2.93% 9/17/41	100,000	97,422
3.01% 10/19/26	500,000	536,168
3.04% 7/16/29	200,000	211,910
3.10% 1/17/23	250,000	258,707
3.35% 10/18/27	150,000	163,137
3.36% 7/12/27	200,000	219,765
3.45% 1/11/27	250,000	273,058
3.54% 1/17/28	250,000	273,605
3.75% 7/19/23	150,000	158,938
3.78% 3/9/26	200,000	220,612
3.94% 7/19/28	150,000	168,429
SunTrust Bank 3.20% 4/1/24	600,000	637,299
SVB Financial Group
1.80% 2/2/31	165,000	158,332
3.13% 6/5/30	60,000	64,182
Synovus Financial 3.13% 11/1/22	60,000	61,358
Toronto-Dominion Bank
0.25% 1/6/23	210,000	209,871
0.45% 9/11/23	500,000	500,115
0.55% 3/4/24	250,000	249,313
0.70% 9/10/24	200,000	199,603
0.75% 6/12/23	165,000	165,970
0.75% 1/6/26	250,000	246,035
1.25% 9/10/26	200,000	198,554
2.00% 9/10/31	100,000	98,278
2.65% 6/12/24	200,000	210,459
3.25% 3/11/24	200,000	212,522
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
3.50% 7/19/23	150,000	$ 158,462
Truist Bank
3.00% 2/2/23	100,000	103,394
3.30% 5/15/26	200,000	217,695
3.63% 9/16/25	250,000	272,967
μ3.69% 8/2/24	200,000	211,838
4.05% 11/3/25	75,000	83,478
Truist Financial
1.13% 8/3/27	200,000	195,499
1.20% 8/5/25	165,000	166,196
μ1.27% 3/2/27	145,000	144,485
1.95% 6/5/30	165,000	165,143
2.20% 3/16/23	150,000	153,901
2.85% 10/26/24	100,000	106,308
3.70% 6/5/25	150,000	164,209
3.75% 12/6/23	150,000	160,225
U.S. Bancorp
1.38% 7/22/30	150,000	142,996
1.45% 5/12/25	100,000	101,602
2.38% 7/22/26	150,000	158,409
2.40% 7/30/24	150,000	157,141
3.00% 7/30/29	150,000	161,129
3.10% 4/27/26	65,000	70,170
3.38% 2/5/24	250,000	265,741
3.60% 9/11/24	250,000	270,849
3.70% 1/30/24	250,000	267,745
3.90% 4/26/28	250,000	284,117
U.S. Bank
2.05% 1/21/25	300,000	310,743
2.85% 1/23/23	250,000	258,095
Wachovia 5.50% 8/1/35	150,000	193,309
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	60,078
μ1.65% 6/2/24	650,000	662,705
μ2.16% 2/11/26	415,000	428,094
μ2.19% 4/30/26	1,000,000	1,032,135
μ2.39% 6/2/28	205,000	211,445
μ2.41% 10/30/25	440,000	458,251
μ2.57% 2/11/31	415,000	424,039
μ2.88% 10/30/30	500,000	522,180
3.00% 4/22/26	150,000	160,934
3.00% 10/23/26	300,000	321,531
μ3.07% 4/30/41	1,000,000	1,027,593
3.30% 9/9/24	250,000	269,061
3.45% 2/13/23	250,000	260,186
μ3.58% 5/22/28	755,000	826,626
3.75% 1/24/24	300,000	320,723
4.10% 6/3/26	740,000	824,168
4.13% 8/15/23	300,000	319,495
4.15% 1/24/29	300,000	340,954
4.30% 7/22/27	750,000	852,141
4.40% 6/14/46	250,000	297,122
4.65% 11/4/44	225,000	275,689

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.75% 12/7/46	350,000	$ 438,344
μ5.01% 4/4/51	950,000	1,274,926
Wells Fargo Bank 6.60% 1/15/38	450,000	654,055
Westpac Banking
2.00% 1/13/23	30,000	30,645
2.35% 2/19/25	200,000	209,222
2.65% 1/16/30	70,000	74,447
μ2.67% 11/15/35	125,000	122,396
2.70% 8/19/26	200,000	214,420
2.85% 5/13/26	150,000	161,376
μ2.89% 2/4/30	600,000	621,260
2.96% 11/16/40	95,000	94,075
3.30% 2/26/24	250,000	266,489
3.35% 3/8/27	250,000	274,487
3.40% 1/25/28	100,000	110,576
3.65% 5/15/23	100,000	105,380
μ4.11% 7/24/34	95,000	103,217
μ4.32% 11/23/31	250,000	275,954
4.42% 7/24/39	70,000	82,552
		175,500,720
Beverages–0.66%
Anheuser-Busch InBev Finance 4.00% 1/17/43	100,000	110,261
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	500,000	547,627
3.65% 2/1/26	700,000	767,775
3.75% 7/15/42	136,000	146,660
4.00% 4/13/28	270,000	304,713
4.35% 6/1/40	600,000	697,226
4.38% 4/15/38	285,000	332,672
4.44% 10/6/48	395,000	462,111
4.60% 4/15/48	115,000	137,290
4.70% 2/1/36	950,000	1,148,019
4.75% 1/23/29	395,000	465,025
4.75% 4/15/58	200,000	245,237
4.90% 1/23/31	160,000	194,276
4.95% 1/15/42	300,000	370,616
5.45% 1/23/39	165,000	213,708
5.55% 1/23/49	1,230,000	1,665,838
5.80% 1/23/59	415,000	586,242
8.20% 1/15/39	200,000	327,275
Brown-Forman
3.50% 4/15/25	60,000	64,934
4.00% 4/15/38	85,000	98,814
Coca-Cola
1.00% 3/15/28	145,000	140,021
1.38% 3/15/31	250,000	237,460
1.45% 6/1/27	60,000	60,568
1.50% 3/5/28	145,000	144,473
1.65% 6/1/30	700,000	684,037
1.75% 9/6/24	150,000	155,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola (continued)
2.00% 3/5/31	165,000	$ 165,583
2.13% 9/6/29	150,000	154,049
2.50% 6/1/40	70,000	68,035
2.50% 3/15/51	165,000	155,315
2.60% 6/1/50	150,000	143,343
2.75% 6/1/60	150,000	144,731
2.90% 5/25/27	100,000	108,544
3.00% 3/5/51	65,000	67,308
Coca-Cola Consolidated 3.80% 11/25/25	50,000	54,873
Coca-Cola Femsa
1.85% 9/1/32	185,000	175,060
2.75% 1/22/30	300,000	309,348
Constellation Brands
3.15% 8/1/29	100,000	106,936
3.20% 2/15/23	100,000	103,437
3.50% 5/9/27	30,000	32,916
3.60% 2/15/28	100,000	109,875
3.70% 12/6/26	100,000	110,130
4.10% 2/15/48	100,000	112,872
4.25% 5/1/23	280,000	295,848
4.50% 5/9/47	45,000	53,392
4.65% 11/15/28	125,000	144,214
Diageo Capital
2.13% 10/24/24	200,000	208,447
2.38% 10/24/29	200,000	205,908
3.50% 9/18/23	200,000	211,616
3.88% 5/18/28	200,000	225,586
3.88% 4/29/43	30,000	35,117
5.88% 9/30/36	100,000	140,463
Fomento Economico Mexicano
2.88% 5/10/23	150,000	154,260
4.38% 5/10/43	200,000	234,062
Keurig Dr Pepper
0.75% 3/15/24	100,000	100,078
2.25% 3/15/31	85,000	85,133
3.13% 12/15/23	100,000	105,270
3.35% 3/15/51	60,000	62,283
3.40% 11/15/25	150,000	162,717
3.43% 6/15/27	70,000	76,917
3.80% 5/1/50	450,000	504,226
4.42% 12/15/46	50,000	60,000
4.60% 5/25/28	150,000	174,139
4.99% 5/25/38	100,000	125,194
Molson Coors Beverage
3.00% 7/15/26	110,000	117,510
4.20% 7/15/46	345,000	381,819
5.00% 5/1/42	250,000	305,266
PepsiCo
0.40% 10/7/23	55,000	55,136
0.75% 5/1/23	85,000	85,679
1.40% 2/25/31	75,000	72,079
1.63% 5/1/30	560,000	548,641

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
2.38% 10/6/26	80,000	$ 84,853
2.75% 3/1/23	550,000	569,446
2.75% 3/19/30	100,000	106,628
2.85% 2/24/26	90,000	96,515
3.00% 10/15/27	150,000	164,547
3.60% 3/1/24	479,000	510,906
3.60% 8/13/42	250,000	281,558
3.63% 3/19/50	600,000	691,175
4.00% 3/5/42	100,000	118,990
4.00% 5/2/47	105,000	125,368
4.45% 4/14/46	120,000	151,682
		20,263,401
Biotechnology–0.30%
Amgen
1.65% 8/15/28	200,000	196,668
1.90% 2/21/25	135,000	138,891
2.00% 1/15/32	200,000	192,334
2.20% 2/21/27	175,000	181,068
2.25% 8/19/23	200,000	206,217
2.30% 2/25/31	100,000	100,304
2.45% 2/21/30	400,000	408,516
2.60% 8/19/26	200,000	211,570
2.77% 9/1/53	758,000	701,339
2.80% 8/15/41	200,000	193,252
3.00% 1/15/52	200,000	191,864
3.13% 5/1/25	200,000	213,601
3.15% 2/21/40	200,000	201,882
3.38% 2/21/50	300,000	308,067
3.63% 5/22/24	150,000	160,735
5.15% 11/15/41	250,000	319,307
Baxalta
4.00% 6/23/25	45,000	49,234
5.25% 6/23/45	14,000	18,688
Biogen
2.25% 5/1/30	75,000	74,597
3.15% 5/1/50	120,000	114,376
3.25% 2/15/51	586,000	576,097
4.05% 9/15/25	145,000	160,004
Gilead Sciences
0.75% 9/29/23	115,000	115,006
1.20% 10/1/27	120,000	117,463
1.65% 10/1/30	95,000	91,217
2.60% 10/1/40	250,000	238,015
2.80% 10/1/50	250,000	235,674
2.95% 3/1/27	300,000	322,426
3.50% 2/1/25	270,000	290,540
3.65% 3/1/26	300,000	328,799
4.15% 3/1/47	380,000	444,626
4.50% 2/1/45	80,000	96,895
4.60% 9/1/35	200,000	242,512
4.75% 3/1/46	200,000	251,496
4.80% 4/1/44	200,000	251,704
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
5.65% 12/1/41	250,000	$ 345,686
Royalty Pharma
0.75% 9/2/23	135,000	135,441
1.20% 9/2/25	180,000	178,833
1.75% 9/2/27	115,000	114,503
2.20% 9/2/30	105,000	102,643
3.30% 9/2/40	160,000	159,496
3.55% 9/2/50	160,000	157,173
		9,138,759
Building Materials–0.13%
Carrier Global
2.24% 2/15/25	700,000	725,197
2.49% 2/15/27	85,000	88,874
2.72% 2/15/30	120,000	124,147
3.38% 4/5/40	85,000	89,187
3.58% 4/5/50	120,000	127,493
Fortune Brands Home & Security
3.25% 9/15/29	150,000	161,674
4.00% 6/15/25	50,000	54,651
Johnson Controls International
1.75% 9/15/30	85,000	82,503
2.00% 9/16/31	90,000	87,647
φ3.63% 7/2/24	100,000	106,702
3.90% 2/14/26	28,000	30,818
4.50% 2/15/47	145,000	178,558
φ4.95% 7/2/64	68,000	89,842
5.13% 9/14/45	7,000	9,173
Lennox International
1.35% 8/1/25	55,000	55,012
1.70% 8/1/27	40,000	39,706
3.00% 11/15/23	25,000	26,125
Martin Marietta Materials
3.45% 6/1/27	43,000	46,826
3.50% 12/15/27	100,000	109,994
4.25% 7/2/24	55,000	59,676
4.25% 12/15/47	100,000	115,938
Masco
1.50% 2/15/28	75,000	72,966
2.00% 10/1/30	125,000	120,843
2.00% 2/15/31	150,000	145,081
3.13% 2/15/51	45,000	44,129
3.50% 11/15/27	60,000	65,378
4.50% 5/15/47	225,000	270,006
Owens Corning
3.88% 6/1/30	150,000	165,374
3.95% 8/15/29	70,000	78,101
4.30% 7/15/47	100,000	115,171
7.00% 12/1/36	50,000	71,904
Vulcan Materials
3.90% 4/1/27	45,000	50,359

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Vulcan Materials (continued)
4.70% 3/1/48	250,000	$ 307,749
		3,916,804
Chemicals–0.38%
Air Products and Chemicals 3.35% 7/31/24	250,000	267,477
Albemarle 5.45% 12/1/44	100,000	127,216
Cabot 4.00% 7/1/29	100,000	109,249
Celanese US Holdings
1.40% 8/5/26	50,000	49,639
4.63% 11/15/22	90,000	94,100
Dow Chemical
2.10% 11/15/30	250,000	247,683
3.60% 11/15/50	250,000	265,330
3.63% 5/15/26	150,000	164,417
4.38% 11/15/42	400,000	471,462
4.80% 5/15/49	95,000	120,090
5.25% 11/15/41	100,000	129,653
7.38% 11/1/29	58,000	79,152
9.40% 5/15/39	58,000	104,006
DuPont de Nemours
4.21% 11/15/23	300,000	322,158
4.49% 11/15/25	250,000	281,104
4.73% 11/15/28	350,000	411,576
5.32% 11/15/38	135,000	173,971
5.42% 11/15/48	225,000	309,512
Eastman Chemical
3.80% 3/15/25	100,000	108,201
4.65% 10/15/44	70,000	83,839
4.80% 9/1/42	250,000	301,535
Ecolab
1.30% 1/30/31	195,000	183,665
2.13% 8/15/50	250,000	220,826
2.70% 11/1/26	45,000	47,957
EI du Pont de Nemours and Co
1.70% 7/15/25	155,000	158,226
2.30% 7/15/30	335,000	342,162
FMC 4.10% 2/1/24	100,000	106,430
Huntsman International
2.95% 6/15/31	45,000	46,086
4.50% 5/1/29	90,000	101,992
International Flavors & Fragrances
3.20% 5/1/23	50,000	51,763
4.38% 6/1/47	55,000	64,821
Linde 2.70% 2/21/23	100,000	102,749
Lubrizol 6.50% 10/1/34	300,000	437,846
LYB International Finance 4.00% 7/15/23	113,000	119,873
LYB International Finance II 3.50% 3/2/27	159,000	173,394
LYB International Finance III
1.25% 10/1/25	40,000	39,966
2.25% 10/1/30	45,000	45,023
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance III (continued)
3.38% 5/1/30	400,000	$ 434,674
3.38% 10/1/40	60,000	62,306
3.63% 4/1/51	85,000	89,356
3.80% 10/1/60	60,000	62,289
4.20% 10/15/49	125,000	142,255
Mosaic
3.25% 11/15/22	100,000	102,860
4.05% 11/15/27	150,000	168,557
4.25% 11/15/23	125,000	133,290
5.45% 11/15/33	104,000	130,363
5.63% 11/15/43	200,000	264,038
NewMarket
2.70% 3/18/31	200,000	200,195
4.10% 12/15/22	50,000	52,002
Nutrien
1.90% 5/13/23	35,000	35,753
2.95% 5/13/30	100,000	105,565
3.00% 4/1/25	300,000	317,645
3.15% 10/1/22	100,000	102,073
3.95% 5/13/50	100,000	113,642
4.13% 3/15/35	100,000	113,312
6.13% 1/15/41	245,000	347,540
PPG Industries
1.20% 3/15/26	135,000	134,431
2.40% 8/15/24	100,000	104,584
2.55% 6/15/30	50,000	51,323
2.80% 8/15/29	100,000	105,006
Praxair
1.10% 8/10/30	250,000	232,900
2.00% 8/10/50	160,000	137,355
RPM International
3.75% 3/15/27	100,000	109,408
5.25% 6/1/45	100,000	125,167
Sherwin-Williams
2.30% 5/15/30	60,000	60,565
2.95% 8/15/29	100,000	106,224
3.13% 6/1/24	100,000	105,961
3.30% 5/15/50	100,000	103,547
3.45% 6/1/27	145,000	159,225
3.80% 8/15/49	100,000	112,163
3.95% 1/15/26	250,000	276,782
4.50% 6/1/47	88,000	106,672
Westlake Chemical
3.60% 8/15/26	150,000	164,692
5.00% 8/15/46	100,000	123,475
		11,761,344
Commercial Services–0.27%
Automatic Data Processing
1.25% 9/1/30	75,000	71,304
1.70% 5/15/28	95,000	96,079
3.38% 9/15/25	125,000	136,173

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Block Financial 3.88% 8/15/30	60,000	$ 65,253
California Institute of Technology
3.65% 9/1/19	45,000	50,894
4.32% 8/1/45	60,000	76,502
Cintas No. 2 3.70% 4/1/27	100,000	111,611
Emory University
2.14% 9/1/30	35,000	35,714
2.97% 9/1/50	35,000	36,382
Equifax
2.35% 9/15/31	350,000	344,554
2.60% 12/1/24	50,000	52,468
3.95% 6/15/23	40,000	42,183
Ford Foundation
2.42% 6/1/50	200,000	190,362
2.82% 6/1/70	30,000	29,714
George Washington University
4.13% 9/15/48	200,000	244,724
4.30% 9/15/44	100,000	124,699
Georgetown University
4.32% 4/1/49	50,000	62,292
5.22% 10/1/18	50,000	72,734
Global Payments
1.20% 3/1/26	375,000	371,201
2.90% 5/15/30	115,000	118,655
3.75% 6/1/23	125,000	130,586
4.00% 6/1/23	100,000	105,433
4.45% 6/1/28	100,000	113,769
4.80% 4/1/26	100,000	113,278
Johns Hopkins University 2.81% 1/1/60	35,000	35,619
Leland Stanford Junior University
2.41% 6/1/50	60,000	57,793
3.65% 5/1/48	70,000	83,754
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	66,549
5.60% 7/1/11	200,000	344,623
Moody's
2.00% 8/19/31	100,000	97,854
2.55% 8/18/60	50,000	43,762
2.63% 1/15/23	100,000	102,801
2.75% 8/19/41	100,000	97,060
3.25% 1/15/28	65,000	70,593
3.25% 5/20/50	100,000	102,413
4.25% 2/1/29	100,000	114,718
4.88% 12/17/48	100,000	131,235
Northwestern University 3.66% 12/1/57	75,000	91,043
Novant Health
3.17% 11/1/51	85,000	89,576
3.32% 11/1/61	70,000	73,767
PayPal Holdings
1.35% 6/1/23	55,000	55,914
1.65% 6/1/25	100,000	102,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings (continued)
2.30% 6/1/30	80,000	$ 81,990
2.40% 10/1/24	105,000	110,338
2.65% 10/1/26	65,000	69,450
2.85% 10/1/29	95,000	101,403
3.25% 6/1/50	500,000	539,464
President and Fellows of Harvard College
3.15% 7/15/46	100,000	110,214
3.30% 7/15/56	100,000	113,677
Quanta Services
0.95% 10/1/24	30,000	30,014
2.35% 1/15/32	55,000	53,816
3.05% 10/1/41	60,000	57,874
RELX Capital
3.00% 5/22/30	100,000	106,161
3.50% 3/16/23	145,000	151,084
4.00% 3/18/29	200,000	225,070
Rockefeller Foundation 2.49% 10/1/50	60,000	58,543
S&P Global
1.25% 8/15/30	75,000	70,589
2.30% 8/15/60	395,000	335,954
2.50% 12/1/29	55,000	57,464
2.95% 1/22/27	150,000	161,181
3.25% 12/1/49	65,000	69,945
Trustees of Boston University 4.06% 10/1/48	25,000	30,369
Trustees of Princeton University
2.52% 7/1/50	40,000	39,507
5.70% 3/1/39	50,000	72,758
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	111,489
University of Chicago
2.55% 4/1/50	35,000	33,642
3.00% 10/1/52	65,000	67,726
4.00% 10/1/53	60,000	74,435
University of Notre Dame du Lac 3.39% 2/15/48	100,000	114,417
University of Southern California
3.03% 10/1/39	200,000	214,349
3.84% 10/1/47	55,000	65,704
Verisk Analytics
3.63% 5/15/50	20,000	21,251
4.00% 6/15/25	100,000	110,154
4.13% 3/15/29	120,000	136,281
William Marsh Rice University 3.57% 5/15/45	100,000	113,609
		8,268,035
Computers–0.68%
Apple
0.55% 8/20/25	400,000	393,950
0.70% 2/8/26	250,000	247,418
0.75% 5/11/23	655,000	659,778

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
1.13% 5/11/25	535,000	$ 538,881
1.20% 2/8/28	250,000	244,920
1.25% 8/20/30	400,000	378,908
1.40% 8/5/28	200,000	196,780
1.65% 5/11/30	120,000	117,723
1.70% 8/5/31	200,000	194,626
1.80% 9/11/24	200,000	206,982
2.05% 9/11/26	200,000	208,121
2.20% 9/11/29	250,000	257,418
2.38% 2/8/41	250,000	240,120
2.40% 1/13/23	150,000	153,884
2.40% 8/20/50	220,000	201,738
2.45% 8/4/26	250,000	264,531
2.50% 2/9/25	250,000	262,857
2.65% 5/11/50	500,000	480,703
2.70% 8/5/51	200,000	192,851
2.75% 1/13/25	100,000	105,912
2.80% 2/8/61	250,000	238,771
2.85% 2/23/23	450,000	464,106
2.85% 8/5/61	200,000	192,980
2.90% 9/12/27	400,000	433,741
2.95% 9/11/49	135,000	137,294
3.00% 11/13/27	200,000	217,487
3.20% 5/13/25	150,000	161,958
3.20% 5/11/27	154,000	168,841
3.25% 2/23/26	415,000	451,444
3.35% 2/9/27	200,000	220,540
3.45% 5/6/24	350,000	376,031
3.45% 2/9/45	125,000	138,412
3.75% 9/12/47	225,000	260,140
3.75% 11/13/47	150,000	173,638
3.85% 5/4/43	350,000	408,919
3.85% 8/4/46	135,000	157,858
4.25% 2/9/47	25,000	31,029
4.38% 5/13/45	100,000	125,986
4.45% 5/6/44	600,000	762,872
4.50% 2/23/36	250,000	313,299
4.65% 2/23/46	530,000	689,745
Dell International
4.00% 7/15/24	100,000	108,180
4.90% 10/1/26	800,000	921,568
5.30% 10/1/29	300,000	362,645
5.45% 6/15/23	505,000	541,628
6.02% 6/15/26	250,000	297,382
8.10% 7/15/36	135,000	204,710
8.35% 7/15/46	130,000	210,841
Genpact Luxembourg Sarl 3.38% 12/1/24	100,000	106,683
Hewlett Packard Enterprise
1.45% 4/1/24	200,000	203,209
1.75% 4/1/26	300,000	304,365
4.90% 10/15/25	450,000	509,301
6.20% 10/15/35	250,000	330,987
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise (continued)
6.35% 10/15/45	250,000	$ 335,668
HP
2.20% 6/17/25	150,000	154,796
3.00% 6/17/27	150,000	160,180
3.40% 6/17/30	150,000	159,578
6.00% 9/15/41	305,000	393,767
International Business Machines
1.70% 5/15/27	505,000	512,242
1.95% 5/15/30	110,000	108,640
2.85% 5/15/40	165,000	164,578
2.88% 11/9/22	150,000	154,162
2.95% 5/15/50	155,000	152,699
3.00% 5/15/24	500,000	530,391
3.30% 5/15/26	250,000	272,485
3.30% 1/27/27	100,000	109,488
3.45% 2/19/26	150,000	164,155
4.00% 6/20/42	200,000	230,830
4.15% 5/15/39	200,000	236,069
4.25% 5/15/49	350,000	424,391
5.60% 11/30/39	210,000	291,151
5.88% 11/29/32	120,000	161,001
Leidos 2.30% 2/15/31	195,000	190,525
NetApp
1.88% 6/22/25	35,000	35,854
2.38% 6/22/27	50,000	52,161
2.70% 6/22/30	50,000	51,383
Teledyne FLIR 2.50% 8/1/30	35,000	35,270
		20,856,155
Cosmetics & Personal Care–0.10%
Colgate-Palmolive
2.25% 11/15/22	60,000	61,347
3.70% 8/1/47	55,000	66,120
4.00% 8/15/45	100,000	124,548
Estee Lauder
1.95% 3/15/31	115,000	114,711
3.15% 3/15/27	100,000	108,998
4.15% 3/15/47	65,000	80,681
4.38% 6/15/45	250,000	311,368
Procter & Gamble
0.55% 10/29/25	100,000	98,601
1.20% 10/29/30	100,000	95,130
2.45% 11/3/26	150,000	159,192
2.70% 2/2/26	100,000	106,830
2.85% 8/11/27	150,000	162,483
3.10% 8/15/23	200,000	210,573
Unilever Capital
0.38% 9/14/23	100,000	100,125
1.38% 9/14/30	105,000	100,359
2.00% 7/28/26	100,000	103,790
2.60% 5/5/24	100,000	104,842
2.90% 5/5/27	150,000	161,621
3.13% 3/22/23	150,000	155,879

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital (continued)
3.25% 3/7/24	120,000	$ 127,275
3.38% 3/22/25	100,000	107,589
3.50% 3/22/28	100,000	110,852
5.90% 11/15/32	133,000	180,110
		2,953,024
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	171,675
4.20% 5/15/47	100,000	123,336
4.60% 6/15/45	55,000	70,391
		365,402
Diversified Financial Services–0.99%
AerCap Ireland Capital
1.75% 1/30/26	225,000	222,702
3.15% 2/15/24	200,000	208,551
3.50% 1/15/25	150,000	157,832
3.65% 7/21/27	150,000	159,334
4.50% 9/15/23	150,000	159,811
4.63% 10/15/27	200,000	222,999
4.88% 1/16/24	150,000	162,072
6.50% 7/15/25	150,000	173,910
Affiliated Managers Group 4.25% 2/15/24	100,000	108,181
Air Lease
0.70% 2/15/24	100,000	99,371
0.80% 8/18/24	85,000	84,488
2.10% 9/1/28	70,000	67,958
2.88% 1/15/26	525,000	548,570
3.13% 12/1/30	50,000	51,223
3.25% 3/1/25	100,000	105,579
3.38% 7/1/25	95,000	100,886
3.75% 6/1/26	100,000	108,241
3.88% 7/3/23	250,000	262,838
4.25% 9/15/24	300,000	325,617
Aircastle
4.13% 5/1/24	90,000	95,735
4.25% 6/15/26	65,000	71,056
5.00% 4/1/23	90,000	95,610
Ally Financial
3.05% 6/5/23	635,000	658,766
8.00% 11/1/31	600,000	865,397
American Express
2.50% 7/30/24	665,000	699,076
2.65% 12/2/22	115,000	118,113
3.00% 10/30/24	300,000	320,220
3.40% 2/27/23	200,000	207,934
3.70% 8/3/23	150,000	158,633
4.05% 12/3/42	135,000	161,169
American Express Credit 3.30% 5/3/27	230,000	255,052
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ameriprise Financial 2.88% 9/15/26	100,000	$ 106,905
BGC Partners 5.38% 7/24/23	100,000	107,394
BlackRock
1.90% 1/28/31	50,000	49,977
2.40% 4/30/30	90,000	93,222
3.20% 3/15/27	167,000	182,952
3.25% 4/30/29	150,000	164,691
Brookfield Finance
2.72% 4/15/31	80,000	81,822
3.45% 4/15/50	150,000	154,721
3.50% 3/30/51	200,000	208,964
3.90% 1/25/28	100,000	110,940
4.00% 4/1/24	100,000	107,305
4.70% 9/20/47	150,000	181,622
Capital One Financial
μ2.36% 7/29/32	200,000	195,806
3.20% 2/5/25	150,000	160,330
3.50% 6/15/23	300,000	315,272
3.65% 5/11/27	500,000	553,889
3.75% 3/9/27	250,000	276,582
3.80% 1/31/28	400,000	444,432
3.90% 1/29/24	200,000	214,080
4.20% 10/29/25	200,000	221,663
4.25% 4/30/25	150,000	165,838
Cboe Global Markets
1.63% 12/15/30	200,000	191,789
3.65% 1/12/27	100,000	110,200
Charles Schwab
0.75% 3/18/24	200,000	200,951
0.90% 3/11/26	335,000	332,042
1.65% 3/11/31	400,000	385,296
2.00% 3/20/28	200,000	204,129
3.00% 3/10/25	100,000	106,277
3.20% 3/2/27	100,000	109,007
3.25% 5/22/29	200,000	218,591
3.30% 4/1/27	90,000	98,045
3.45% 2/13/26	70,000	76,392
3.75% 4/1/24	150,000	161,026
3.85% 5/21/25	200,000	218,885
CI Financial
3.20% 12/17/30	155,000	160,913
4.10% 6/15/51	200,000	214,977
CME Group
3.75% 6/15/28	100,000	112,880
4.15% 6/15/48	75,000	95,239
5.30% 9/15/43	100,000	140,284
Discover Financial Services
3.75% 3/4/25	100,000	107,907
3.95% 11/6/24	100,000	108,308
4.10% 2/9/27	115,000	128,103
4.50% 1/30/26	150,000	168,025
Eaton Vance 3.50% 4/6/27	100,000	108,799

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Franklin Resources
1.60% 10/30/30	100,000	$ 95,173
2.85% 3/30/25	100,000	106,446
GE Capital Funding
3.45% 5/15/25	250,000	269,637
4.05% 5/15/27	250,000	280,686
4.40% 5/15/30	450,000	521,424
4.55% 5/15/32	250,000	296,054
GE Capital International Funding Unlimited 4.42% 11/15/35	854,000	1,024,845
Intercontinental Exchange
0.70% 6/15/23	220,000	220,944
1.85% 9/15/32	165,000	155,926
2.10% 6/15/30	155,000	153,345
2.65% 9/15/40	165,000	157,366
3.00% 6/15/50	115,000	112,978
3.00% 9/15/60	160,000	151,275
3.10% 9/15/27	250,000	270,795
3.45% 9/21/23	60,000	63,360
3.75% 12/1/25	85,000	93,383
3.75% 9/21/28	105,000	117,217
4.00% 10/15/23	200,000	213,939
4.25% 9/21/48	150,000	176,994
Invesco Finance
3.75% 1/15/26	100,000	109,812
4.00% 1/30/24	500,000	537,346
Janus Capital Group 4.88% 8/1/25	150,000	168,144
Jefferies Financial Group 5.50% 10/18/23	200,000	212,768
Jefferies Group
2.75% 10/15/32	155,000	155,310
4.85% 1/15/27	310,000	359,449
5.13% 1/20/23	150,000	158,653
6.25% 1/15/36	100,000	134,325
Lazard Group
3.63% 3/1/27	100,000	108,957
3.75% 2/13/25	100,000	107,962
Legg Mason
4.75% 3/15/26	150,000	171,990
5.63% 1/15/44	100,000	138,151
Mastercard
1.90% 3/15/31	100,000	100,339
2.00% 3/3/25	200,000	207,890
2.95% 11/21/26	150,000	162,698
2.95% 6/1/29	150,000	162,427
2.95% 3/15/51	45,000	46,502
3.30% 3/26/27	600,000	659,597
3.65% 6/1/49	150,000	172,875
3.80% 11/21/46	100,000	116,732
Nasdaq
0.45% 12/21/22	80,000	80,004
1.65% 1/15/31	200,000	188,443
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nasdaq (continued)
2.50% 12/21/40	200,000	$ 184,012
3.85% 6/30/26	45,000	49,908
Nomura Holdings
1.85% 7/16/25	300,000	304,465
2.61% 7/14/31	200,000	199,274
2.68% 7/16/30	200,000	202,042
3.10% 1/16/30	250,000	260,539
ORIX
2.25% 3/9/31	100,000	99,882
3.25% 12/4/24	100,000	107,088
3.70% 7/18/27	100,000	110,601
Private Export Funding 2.45% 7/15/24	250,000	262,546
Raymond James Financial
3.75% 4/1/51	250,000	278,323
4.95% 7/15/46	50,000	64,584
Stifel Financial 4.00% 5/15/30	500,000	556,332
Synchrony Financial
3.70% 8/4/26	200,000	217,021
4.25% 8/15/24	150,000	162,091
4.38% 3/19/24	35,000	37,770
4.50% 7/23/25	100,000	110,425
5.15% 3/19/29	50,000	58,530
Visa
1.10% 2/15/31	300,000	281,106
1.90% 4/15/27	500,000	516,214
2.00% 8/15/50	300,000	258,619
2.70% 4/15/40	300,000	306,946
2.75% 9/15/27	75,000	80,753
2.80% 12/14/22	300,000	307,877
3.15% 12/14/25	350,000	379,531
4.15% 12/14/35	115,000	138,591
4.30% 12/14/45	530,000	665,320
Western Union
1.35% 3/15/26	100,000	98,639
2.75% 3/15/31	100,000	100,137
2.85% 1/10/25	50,000	52,422
4.25% 6/9/23	150,000	158,498
		30,245,643
Electric–2.05%
AEP Texas
2.10% 7/1/30	100,000	97,872
3.45% 1/15/50	50,000	51,604
4.15% 5/1/49	100,000	115,010
AEP Transmission 3.75% 12/1/47	100,000	112,138
AES
1.38% 1/15/26	190,000	187,506
2.45% 1/15/31	250,000	246,561
Alabama Power
1.45% 9/15/30	250,000	237,272
3.70% 12/1/47	100,000	112,439

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Alabama Power (continued)
3.75% 3/1/45	150,000	$ 168,217
4.30% 1/2/46	150,000	180,534
4.30% 7/15/48	65,000	79,998
6.13% 5/15/38	100,000	140,748
Ameren
1.75% 3/15/28	100,000	98,004
3.65% 2/15/26	50,000	54,230
Ameren Illinois
1.55% 11/15/30	40,000	38,200
3.70% 12/1/47	100,000	113,623
3.80% 5/15/28	100,000	111,880
American Electric Power
0.75% 11/1/23	35,000	35,002
1.00% 11/1/25	125,000	123,585
2.30% 3/1/30	50,000	49,819
2.95% 12/15/22	125,000	127,883
3.20% 11/13/27	100,000	107,498
3.25% 3/1/50	65,000	64,963
Appalachian Power
2.70% 4/1/31	250,000	256,436
3.70% 5/1/50	100,000	108,845
Arizona Public Service
2.95% 9/15/27	50,000	53,553
3.15% 5/15/25	100,000	106,892
3.35% 5/15/50	70,000	72,999
3.50% 12/1/49	100,000	106,466
4.25% 3/1/49	100,000	119,221
4.35% 11/15/45	100,000	119,150
4.50% 4/1/42	100,000	120,821
5.05% 9/1/41	100,000	129,054
Atlantic City Electric 2.30% 3/15/31	50,000	50,685
Avangrid
3.15% 12/1/24	150,000	159,886
3.80% 6/1/29	100,000	111,345
Avista 4.35% 6/1/48	100,000	124,304
Baltimore Gas and Electric
2.90% 6/15/50	55,000	54,279
3.35% 7/1/23	100,000	104,224
3.50% 8/15/46	200,000	216,916
3.75% 8/15/47	100,000	113,100
6.35% 10/1/36	100,000	142,367
Berkshire Hathaway Energy
1.65% 5/15/31	90,000	86,198
2.80% 1/15/23	125,000	128,684
2.85% 5/15/51	150,000	143,365
3.25% 4/15/28	125,000	136,344
3.75% 11/15/23	200,000	212,611
3.80% 7/15/48	70,000	79,209
5.15% 11/15/43	200,000	260,869
5.95% 5/15/37	125,000	170,232
6.13% 4/1/36	247,000	341,936
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Black Hills
3.05% 10/15/29	100,000	$ 105,917
3.15% 1/15/27	100,000	106,517
3.88% 10/15/49	100,000	107,206
3.95% 1/15/26	50,000	54,534
4.20% 9/15/46	100,000	113,186
4.25% 11/30/23	100,000	106,838
CenterPoint Energy
2.50% 9/1/24	100,000	104,564
2.95% 3/1/30	100,000	104,626
3.70% 9/1/49	100,000	108,819
4.25% 11/1/28	75,000	85,449
CenterPoint Energy Houston Electric
2.35% 4/1/31	85,000	86,670
2.40% 9/1/26	100,000	104,984
3.00% 2/1/27	100,000	107,073
3.35% 4/1/51	125,000	136,085
4.25% 2/1/49	50,000	62,135
Cleco Corporate Holdings
3.74% 5/1/26	100,000	108,971
4.97% 5/1/46	70,000	85,496
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	133,073
CMS Energy
3.00% 5/15/26	40,000	42,580
μ3.75% 12/1/50	300,000	303,000
4.88% 3/1/44	100,000	127,326
Commonwealth Edison
2.20% 3/1/30	100,000	101,209
2.55% 6/15/26	100,000	105,643
2.75% 9/1/51	285,000	272,839
3.13% 3/15/51	100,000	103,056
3.20% 11/15/49	145,000	149,621
3.65% 6/15/46	100,000	110,627
3.70% 8/15/28	45,000	50,665
4.00% 3/1/48	250,000	293,703
6.45% 1/15/38	100,000	144,688
Connecticut Light and Power
0.75% 12/1/25	50,000	49,306
4.00% 4/1/48	250,000	298,426
4.15% 6/1/45	75,000	90,429
4.30% 4/15/44	130,000	158,325
Consolidated Edison Co. of New York
0.65% 12/1/23	200,000	199,784
3.00% 12/1/60	160,000	148,570
3.60% 6/15/61	200,000	208,973
3.70% 11/15/59	85,000	90,184
3.80% 5/15/28	100,000	111,932
3.95% 3/1/43	150,000	168,244
4.00% 12/1/28	100,000	113,432
4.30% 12/1/56	100,000	117,493
4.45% 3/15/44	200,000	240,517
4.50% 12/1/45	100,000	121,006
4.63% 12/1/54	200,000	247,076

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York (continued)
4.65% 12/1/48	100,000	$ 123,726
5.50% 12/1/39	250,000	328,828
5.85% 3/15/36	100,000	132,654
6.30% 8/15/37	20,000	27,964
6.75% 4/1/38	25,000	36,533
Consumers Energy
2.50% 5/1/60	85,000	74,269
3.25% 8/15/46	100,000	104,822
3.38% 8/15/23	200,000	209,467
3.95% 5/15/43	150,000	171,972
Dayton Power & Light 3.95% 6/15/49	95,000	106,535
Delmarva Power & Light
3.50% 11/15/23	150,000	158,586
4.15% 5/15/45	50,000	58,719
Dominion Energy
1.45% 4/15/26	40,000	40,130
2.25% 8/15/31	90,000	89,717
2.85% 8/15/26	60,000	63,730
φ3.07% 8/15/24	35,000	36,995
3.30% 4/15/41	30,000	31,131
3.38% 4/1/30	400,000	433,294
4.25% 6/1/28	250,000	284,027
4.60% 3/15/49	150,000	186,467
4.90% 8/1/41	60,000	74,667
5.95% 6/15/35	25,000	33,488
Dominion Energy South Carolina 6.05% 1/15/38	225,000	313,650
DTE Electric
1.90% 4/1/28	160,000	162,199
2.25% 3/1/30	150,000	152,238
3.25% 4/1/51	70,000	74,027
3.65% 3/15/24	100,000	106,550
3.70% 6/1/46	50,000	56,066
3.75% 8/15/47	100,000	114,937
3.95% 3/1/49	70,000	82,650
4.05% 5/15/48	100,000	118,908
DTE Energy
1.05% 6/1/25	370,000	367,082
2.53% 10/1/24	75,000	78,257
2.85% 10/1/26	200,000	211,967
3.40% 6/15/29	98,000	106,023
Duke Energy
0.90% 9/15/25	65,000	64,439
2.45% 6/1/30	370,000	373,929
2.65% 9/1/26	165,000	174,059
3.15% 8/15/27	250,000	269,245
3.40% 6/15/29	65,000	70,236
3.95% 8/15/47	200,000	220,565
4.20% 6/15/49	65,000	73,996
4.80% 12/15/45	100,000	123,967
Duke Energy Carolinas
2.55% 4/15/31	75,000	77,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Carolinas (continued)
3.05% 3/15/23	150,000	$ 155,579
3.45% 4/15/51	90,000	97,261
3.95% 3/15/48	150,000	173,543
4.00% 9/30/42	150,000	171,462
5.30% 2/15/40	100,000	132,345
6.10% 6/1/37	170,000	232,537
Duke Energy Florida
1.75% 6/15/30	335,000	324,841
3.20% 1/15/27	150,000	162,608
3.85% 11/15/42	100,000	113,330
6.40% 6/15/38	300,000	437,817
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	104,681
Duke Energy Indiana
2.75% 4/1/50	125,000	119,554
3.25% 10/1/49	50,000	51,738
3.75% 5/15/46	150,000	166,358
6.12% 10/15/35	100,000	135,554
6.45% 4/1/39	130,000	188,581
Duke Energy Ohio
3.65% 2/1/29	100,000	109,735
3.70% 6/15/46	68,000	75,956
3.80% 9/1/23	500,000	527,058
4.30% 2/1/49	45,000	55,181
Duke Energy Progress
3.38% 9/1/23	50,000	52,619
3.45% 3/15/29	70,000	77,387
3.70% 9/1/28	100,000	111,442
4.10% 3/15/43	100,000	116,775
6.30% 4/1/38	250,000	356,431
Edison International
2.95% 3/15/23	250,000	257,222
3.13% 11/15/22	35,000	35,885
3.55% 11/15/24	80,000	84,822
El Paso Electric 5.00% 12/1/44	150,000	183,324
Emera US Finance
0.83% 6/15/24	125,000	124,604
3.55% 6/15/26	100,000	108,089
4.75% 6/15/46	105,000	123,898
Enel Americas 4.00% 10/25/26	35,000	38,215
Enel Chile 4.88% 6/12/28	150,000	171,750
Enel Generacion Chile 4.25% 4/15/24	100,000	106,738
Entergy
1.90% 6/15/28	85,000	84,106
2.40% 6/15/31	100,000	99,119
2.80% 6/15/30	250,000	257,860
2.95% 9/1/26	90,000	95,747
Entergy Arkansas
2.65% 6/15/51	65,000	60,610
3.35% 6/15/52	100,000	105,531

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Arkansas (continued)
3.50% 4/1/26	60,000	$ 65,516
3.70% 6/1/24	200,000	214,317
4.20% 4/1/49	100,000	120,773
Entergy Louisiana
0.62% 11/17/23	75,000	75,013
1.60% 12/15/30	50,000	47,771
2.35% 6/15/32	100,000	100,215
2.40% 10/1/26	100,000	104,216
2.90% 3/15/51	75,000	73,204
3.10% 6/15/41	100,000	103,427
3.25% 4/1/28	150,000	162,013
4.00% 3/15/33	95,000	109,191
4.05% 9/1/23	150,000	158,572
4.20% 4/1/50	100,000	120,927
4.95% 1/15/45	110,000	119,920
Entergy Mississippi
2.85% 6/1/28	50,000	52,890
3.50% 6/1/51	145,000	158,319
3.85% 6/1/49	25,000	28,409
Entergy Texas 3.55% 9/30/49	50,000	53,175
Evergy Kansas Central
2.55% 7/1/26	50,000	52,554
4.10% 4/1/43	300,000	349,242
4.25% 12/1/45	50,000	59,892
Evergy Metro
2.25% 6/1/30	150,000	151,214
3.65% 8/15/25	250,000	271,272
4.20% 6/15/47	100,000	119,382
Eversource Energy
0.80% 8/15/25	200,000	196,927
2.55% 3/15/31	250,000	253,400
2.90% 10/1/24	100,000	105,670
3.15% 1/15/25	100,000	106,062
3.30% 1/15/28	100,000	108,248
3.80% 12/1/23	45,000	47,952
4.25% 4/1/29	75,000	85,721
Exelon
3.40% 4/15/26	100,000	108,312
4.45% 4/15/46	100,000	120,776
4.95% 6/15/35	105,000	129,769
5.10% 6/15/45	105,000	137,750
Exelon Generation
3.25% 6/1/25	60,000	63,988
5.60% 6/15/42	292,000	352,106
6.25% 10/1/39	100,000	127,676
Florida Power & Light
3.13% 12/1/25	250,000	268,680
3.15% 10/1/49	310,000	328,245
3.70% 12/1/47	100,000	115,434
3.80% 12/15/42	100,000	115,573
4.05% 6/1/42	150,000	178,537
4.13% 6/1/48	100,000	122,558
5.69% 3/1/40	50,000	70,336
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light (continued)
5.95% 2/1/38	200,000	$ 283,543
5.96% 4/1/39	100,000	143,359
Fortis 3.06% 10/4/26	200,000	214,587
Georgia Power
2.65% 9/15/29	105,000	109,442
3.25% 4/1/26	50,000	53,594
3.25% 3/15/51	285,000	286,880
3.70% 1/30/50	40,000	42,657
4.30% 3/15/42	200,000	233,181
4.30% 3/15/43	100,000	116,746
4.75% 9/1/40	100,000	121,376
Hydro-Quebec
8.05% 7/7/24	250,000	299,012
8.50% 12/1/29	115,000	172,944
Iberdrola International 6.75% 7/15/36	100,000	149,976
Indiana Michigan Power
3.75% 7/1/47	100,000	111,400
3.85% 5/15/28	150,000	167,069
4.25% 8/15/48	50,000	60,308
Interstate Power and Light
2.30% 6/1/30	25,000	25,102
3.50% 9/30/49	50,000	54,389
3.60% 4/1/29	200,000	220,555
6.25% 7/15/39	130,000	183,871
ITC Holdings
2.70% 11/15/22	100,000	102,312
3.25% 6/30/26	90,000	97,091
3.35% 11/15/27	100,000	108,404
3.65% 6/15/24	75,000	79,884
Kentucky Utilities
3.30% 6/1/50	105,000	109,520
5.13% 11/1/40	100,000	128,591
MidAmerican Energy
3.10% 5/1/27	100,000	108,737
3.50% 10/15/24	100,000	107,492
3.65% 4/15/29	50,000	55,949
3.95% 8/1/47	100,000	116,875
4.25% 7/15/49	50,000	61,789
4.40% 10/15/44	100,000	122,451
5.75% 11/1/35	25,000	33,605
Mississippi Power 3.95% 3/30/28	100,000	111,409
National Rural Utilities Cooperative Finance
1.00% 6/15/26	250,000	247,276
1.35% 3/15/31	125,000	116,039
2.40% 3/15/30	195,000	199,294
2.70% 2/15/23	50,000	51,425
2.95% 2/7/24	60,000	63,071
3.05% 4/25/27	100,000	107,807
3.25% 11/1/25	100,000	107,508
4.02% 11/1/32	100,000	116,662
μ4.75% 4/30/43	100,000	104,270

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance (continued)
8.00% 3/1/32	150,000	$ 221,669
Nevada Power
2.40% 5/1/30	100,000	101,400
3.13% 8/1/50	65,000	65,764
3.70% 5/1/29	75,000	83,676
6.75% 7/1/37	100,000	147,831
NextEra Energy Capital Holdings
0.65% 3/1/23	115,000	115,389
2.25% 6/1/30	470,000	472,681
2.75% 11/1/29	320,000	334,800
3.15% 4/1/24	150,000	158,616
3.25% 4/1/26	105,000	112,878
3.50% 4/1/29	150,000	163,880
μ5.65% 5/1/79	100,000	117,300
Northern States Power
2.25% 4/1/31	100,000	101,728
2.60% 5/15/23	100,000	102,483
2.90% 3/1/50	60,000	60,269
3.20% 4/1/52	60,000	63,950
3.60% 5/15/46	50,000	55,893
3.60% 9/15/47	100,000	111,818
4.00% 8/15/45	100,000	118,129
5.35% 11/1/39	40,000	54,303
6.20% 7/1/37	100,000	143,915
NorthWestern 4.18% 11/15/44	150,000	172,897
NSTAR Electric
1.95% 8/15/31	100,000	98,610
3.20% 5/15/27	100,000	108,792
Oglethorpe Power
3.75% 8/1/50	155,000	164,724
4.25% 4/1/46	75,000	83,094
5.95% 11/1/39	100,000	132,298
Ohio Edison 6.88% 7/15/36	100,000	143,328
Ohio Power
1.63% 1/15/31	100,000	95,470
4.15% 4/1/48	100,000	118,917
Oklahoma Gas and Electric
3.30% 3/15/30	100,000	107,785
3.80% 8/15/28	100,000	111,368
4.15% 4/1/47	50,000	59,092
Oncor Electric Delivery
0.55% 10/1/25	175,000	170,679
2.75% 5/15/30	300,000	318,140
2.95% 4/1/25	100,000	106,022
3.70% 11/15/28	200,000	226,102
3.75% 4/1/45	100,000	113,755
4.10% 11/15/48	100,000	120,131
4.55% 12/1/41	150,000	187,777
5.30% 6/1/42	200,000	272,673
Pacific Gas and Electric
1.37% 3/10/23	135,000	134,529
2.10% 8/1/27	85,000	82,952
2.50% 2/1/31	250,000	237,944
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas and Electric (continued)
3.25% 6/1/31	85,000	$ 84,691
3.30% 8/1/40	150,000	138,408
3.45% 7/1/25	900,000	939,996
3.50% 8/1/50	410,000	372,868
4.20% 6/1/41	115,000	112,952
4.50% 7/1/40	600,000	612,445
4.95% 7/1/50	600,000	638,322
PacifiCorp
2.95% 6/1/23	100,000	103,457
3.30% 3/15/51	450,000	467,333
3.50% 6/15/29	65,000	71,627
4.10% 2/1/42	100,000	115,267
4.13% 1/15/49	70,000	82,397
4.15% 2/15/50	100,000	118,868
5.75% 4/1/37	100,000	134,910
6.00% 1/15/39	100,000	139,396
6.35% 7/15/38	25,000	35,814
7.70% 11/15/31	100,000	145,580
PECO Energy
2.80% 6/15/50	290,000	284,252
3.00% 9/15/49	40,000	40,161
3.05% 3/15/51	30,000	30,528
5.95% 10/1/36	100,000	140,532
Pinnacle West Capital 1.30% 6/15/25	50,000	50,070
Potomac Electric Power 4.15% 3/15/43	100,000	118,431
PPL Electric Utilities
4.13% 6/15/44	100,000	118,192
6.25% 5/15/39	30,000	43,129
Progress Energy
6.00% 12/1/39	50,000	68,885
7.75% 3/1/31	150,000	211,207
PSEG Power 3.85% 6/1/23	100,000	105,193
Public Service Co. of Colorado
1.88% 6/15/31	335,000	329,248
1.90% 1/15/31	150,000	147,892
2.70% 1/15/51	150,000	145,230
3.20% 3/1/50	65,000	68,886
3.80% 6/15/47	200,000	228,662
4.05% 9/15/49	50,000	60,488
6.25% 9/1/37	100,000	145,697
Public Service Electric and Gas
0.95% 3/15/26	150,000	149,076
2.05% 8/1/50	100,000	85,953
2.38% 5/15/23	200,000	205,439
3.00% 5/15/25	100,000	106,112
3.00% 3/1/51	100,000	102,723
3.20% 5/15/29	150,000	163,607
3.60% 12/1/47	50,000	56,355
3.70% 5/1/28	100,000	111,917
3.80% 3/1/46	100,000	115,076
3.85% 5/1/49	125,000	145,299

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric and Gas (continued)
4.05% 5/1/48	100,000	$ 119,909
5.50% 3/1/40	100,000	135,641
Public Service Enterprise Group
0.80% 8/15/25	100,000	98,314
1.60% 8/15/30	100,000	94,621
2.88% 6/15/24	70,000	73,725
Puget Energy 3.65% 5/15/25	200,000	213,556
Puget Sound Energy
2.89% 9/15/51	105,000	101,720
4.22% 6/15/48	65,000	78,080
5.64% 4/15/41	80,000	108,289
5.80% 3/15/40	100,000	138,734
San Diego Gas & Electric
1.70% 10/1/30	235,000	226,301
3.60% 9/1/23	200,000	210,905
4.10% 6/15/49	100,000	117,690
4.15% 5/15/48	100,000	120,017
6.00% 6/1/39	110,000	154,056
Sempra Energy
2.88% 10/1/22	150,000	152,509
2.90% 2/1/23	35,000	36,032
3.40% 2/1/28	95,000	102,457
3.75% 11/15/25	100,000	108,681
3.80% 2/1/38	150,000	166,006
4.00% 2/1/48	95,000	106,164
6.00% 10/15/39	125,000	171,793
Sierra Pacific Power 2.60% 5/1/26	200,000	211,277
Southern
2.95% 7/1/23	75,000	77,859
3.25% 7/1/26	250,000	269,017
4.25% 7/1/36	85,000	97,825
Southern California Edison
0.70% 4/3/23	75,000	75,187
1.10% 4/1/24	75,000	75,362
2.25% 6/1/30	70,000	68,716
2.85% 8/1/29	155,000	160,821
3.65% 3/1/28	100,000	108,275
3.90% 3/15/43	100,000	106,465
4.00% 4/1/47	300,000	321,704
4.13% 3/1/48	150,000	163,449
4.20% 3/1/29	100,000	112,043
4.50% 9/1/40	100,000	113,145
4.65% 10/1/43	400,000	461,601
4.88% 3/1/49	100,000	119,398
5.95% 2/1/38	25,000	32,390
6.00% 1/15/34	200,000	258,821
6.05% 3/15/39	170,000	227,087
6.65% 4/1/29	100,000	122,405
Southern Power
0.90% 1/15/26	125,000	122,582
4.15% 12/1/25	200,000	221,595
4.95% 12/15/46	100,000	121,583
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern Power (continued)
5.25% 7/15/43	120,000	$ 149,673
Southwestern Electric Power
1.65% 3/15/26	300,000	302,072
2.75% 10/1/26	150,000	157,752
3.85% 2/1/48	100,000	109,430
3.90% 4/1/45	300,000	328,134
6.20% 3/15/40	200,000	277,610
Southwestern Public Service 4.40% 11/15/48	100,000	124,872
Tampa Electric
4.10% 6/15/42	100,000	115,198
4.35% 5/15/44	50,000	60,055
4.45% 6/15/49	100,000	123,533
Tucson Electric Power 1.50% 8/1/30	90,000	85,143
Union Electric
2.63% 3/15/51	250,000	236,903
2.95% 6/15/27	100,000	106,846
3.50% 4/15/24	100,000	106,253
3.50% 3/15/29	100,000	110,251
3.65% 4/15/45	100,000	111,483
3.90% 9/15/42	100,000	113,399
4.00% 4/1/48	100,000	117,538
8.45% 3/15/39	80,000	135,670
Virginia Electric and Power
2.75% 3/15/23	200,000	205,744
2.95% 11/15/26	100,000	107,328
3.15% 1/15/26	70,000	75,339
3.30% 12/1/49	100,000	104,950
3.50% 3/15/27	150,000	165,551
3.80% 4/1/28	100,000	111,634
3.80% 9/15/47	100,000	112,844
4.00% 11/15/46	45,000	51,987
4.60% 12/1/48	115,000	147,259
4.65% 8/15/43	150,000	186,553
6.00% 5/15/37	25,000	34,586
6.35% 11/30/37	100,000	143,231
8.88% 11/15/38	100,000	175,663
WEC Energy Group
0.80% 3/15/24	60,000	60,185
1.38% 10/15/27	150,000	147,449
1.80% 10/15/30	150,000	143,628
3.55% 6/15/25	42,000	45,397
Wisconsin Electric Power
2.05% 12/15/24	50,000	51,963
4.30% 10/15/48	45,000	55,572
Wisconsin Power and Light 1.95% 9/16/31	50,000	49,199
Wisconsin Public Service 4.75% 11/1/44	200,000	253,851
Xcel Energy
0.50% 10/15/23	200,000	200,224
3.30% 6/1/25	100,000	106,721

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy (continued)
3.35% 12/1/26	100,000	$ 108,163
6.50% 7/1/36	100,000	142,072
		62,896,992
Electrical Components & Equipment–0.02%
Emerson Electric
0.88% 10/15/26	135,000	132,568
1.80% 10/15/27	45,000	45,871
1.95% 10/15/30	100,000	100,006
2.75% 10/15/50	30,000	29,359
3.15% 6/1/25	150,000	161,109
5.25% 11/15/39	50,000	66,772
		535,685
Electronics–0.17%
Agilent Technologies
2.10% 6/4/30	115,000	113,840
2.30% 3/12/31	250,000	250,254
3.88% 7/15/23	150,000	158,199
Allegion 3.50% 10/1/29	50,000	54,093
Allegion US Holding
3.20% 10/1/24	150,000	158,932
3.55% 10/1/27	150,000	161,427
Amphenol
2.20% 9/15/31	60,000	59,501
2.80% 2/15/30	200,000	209,623
3.20% 4/1/24	100,000	105,526
4.35% 6/1/29	75,000	87,118
Arrow Electronics 3.88% 1/12/28	200,000	216,036
Avnet
4.63% 4/15/26	50,000	55,761
4.88% 12/1/22	100,000	104,668
Flex
3.75% 2/1/26	300,000	326,462
4.75% 6/15/25	125,000	138,742
4.88% 6/15/29	75,000	86,288
Fortive
3.15% 6/15/26	150,000	161,833
4.30% 6/15/46	50,000	58,979
Honeywell International
1.10% 3/1/27	200,000	198,455
1.35% 6/1/25	125,000	127,046
1.75% 9/1/31	160,000	155,925
1.95% 6/1/30	250,000	250,292
2.30% 8/15/24	100,000	104,778
2.50% 11/1/26	200,000	212,366
2.70% 8/15/29	60,000	63,716
2.80% 6/1/50	100,000	101,219
3.35% 12/1/23	200,000	212,157
Hubbell
2.30% 3/15/31	60,000	60,211
3.35% 3/1/26	150,000	161,941
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Jabil
1.70% 4/15/26	65,000	$ 65,341
3.00% 1/15/31	50,000	51,274
3.60% 1/15/30	50,000	54,200
3.95% 1/12/28	110,000	121,331
Keysight Technologies
4.55% 10/30/24	250,000	276,332
4.60% 4/6/27	60,000	69,222
Trimble
4.15% 6/15/23	100,000	105,428
4.75% 12/1/24	100,000	110,628
4.90% 6/15/28	100,000	115,630
Tyco Electronics Group 3.70% 2/15/26	100,000	108,311
		5,233,085
Environmental Control–0.06%
Republic Services
0.88% 11/15/25	50,000	49,260
1.45% 2/15/31	200,000	187,413
1.75% 2/15/32	100,000	94,913
2.90% 7/1/26	110,000	117,071
3.20% 3/15/25	250,000	266,833
3.38% 11/15/27	60,000	65,485
3.95% 5/15/28	150,000	169,220
4.75% 5/15/23	55,000	58,201
Waste Connections
2.20% 1/15/32	115,000	113,371
2.95% 1/15/52	115,000	112,522
3.50% 5/1/29	150,000	164,420
Waste Management
0.75% 11/15/25	20,000	19,720
1.15% 3/15/28	30,000	28,888
1.50% 3/15/31	30,000	28,186
2.40% 5/15/23	100,000	102,909
2.50% 11/15/50	20,000	18,502
3.15% 11/15/27	100,000	108,698
		1,705,612
Food–0.34%
Campbell Soup
3.65% 3/15/23	58,000	60,250
3.95% 3/15/25	150,000	163,521
4.15% 3/15/28	200,000	225,263
4.80% 3/15/48	65,000	81,278
Conagra Brands
0.50% 8/11/23	60,000	59,999
1.38% 11/1/27	100,000	97,395
3.20% 1/25/23	102,000	104,925
4.30% 5/1/24	75,000	81,305
4.60% 11/1/25	70,000	78,672
4.85% 11/1/28	165,000	193,545
5.30% 11/1/38	50,000	63,589
5.40% 11/1/48	105,000	139,416

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands (continued)
8.25% 9/15/30	100,000	$ 145,425
Flowers Foods
2.40% 3/15/31	45,000	44,976
3.50% 10/1/26	105,000	113,751
General Mills
3.00% 2/1/51	95,000	94,832
3.20% 2/10/27	150,000	162,683
3.65% 2/15/24	111,000	117,705
3.70% 10/17/23	75,000	79,605
4.00% 4/17/25	100,000	109,838
4.20% 4/17/28	75,000	85,461
Hershey
1.70% 6/1/30	195,000	191,873
2.05% 11/15/24	50,000	52,049
2.30% 8/15/26	100,000	105,210
2.45% 11/15/29	50,000	52,133
3.13% 11/15/49	50,000	52,969
3.38% 5/15/23	100,000	104,667
Hormel Foods 1.80% 6/11/30	85,000	83,602
Ingredion
2.90% 6/1/30	200,000	209,026
3.20% 10/1/26	100,000	107,995
3.90% 6/1/50	200,000	225,588
J M Smucker
3.38% 12/15/27	100,000	108,831
3.50% 3/15/25	150,000	161,990
4.25% 3/15/35	100,000	116,809
4.38% 3/15/45	50,000	59,880
Kellogg
2.65% 12/1/23	167,000	174,569
3.25% 4/1/26	95,000	103,109
3.40% 11/15/27	200,000	218,602
4.30% 5/15/28	150,000	171,818
4.50% 4/1/46	100,000	123,023
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	198,428
Kroger
1.70% 1/15/31	125,000	119,367
3.50% 2/1/26	100,000	109,447
4.45% 2/1/47	500,000	597,756
5.00% 4/15/42	100,000	126,865
6.90% 4/15/38	100,000	145,474
7.50% 4/1/31	250,000	353,417
McCormick & Co.
3.15% 8/15/24	100,000	106,368
3.40% 8/15/27	150,000	164,893
4.20% 8/15/47	20,000	23,690
Mondelez International
1.50% 2/4/31	210,000	197,638
1.88% 10/15/32	180,000	172,697
2.63% 9/4/50	360,000	334,017
2.75% 4/13/30	135,000	141,255
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Sysco
2.40% 2/15/30	35,000	$ 35,525
3.25% 7/15/27	200,000	216,508
3.30% 7/15/26	100,000	108,021
3.30% 2/15/50	35,000	35,815
3.55% 3/15/25	100,000	108,275
3.75% 10/1/25	125,000	136,829
4.45% 3/15/48	100,000	118,825
4.50% 4/1/46	75,000	89,965
4.85% 10/1/45	85,000	105,945
6.60% 4/1/50	350,000	550,569
Tyson Foods
3.55% 6/2/27	155,000	171,013
3.95% 8/15/24	240,000	259,458
4.00% 3/1/26	65,000	72,384
4.35% 3/1/29	130,000	150,476
4.55% 6/2/47	505,000	619,601
5.10% 9/28/48	40,000	52,842
		10,350,540
Forest Products & Paper–0.07%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	216,246
Fibria Overseas Finance 5.50% 1/17/27	100,000	114,001
Georgia-Pacific 8.00% 1/15/24	250,000	291,554
International Paper
4.80% 6/15/44	200,000	252,175
5.00% 9/15/35	100,000	123,743
5.15% 5/15/46	200,000	262,283
6.00% 11/15/41	135,000	188,742
7.30% 11/15/39	100,000	153,845
Suzano Austria
2.50% 9/15/28	125,000	121,562
3.75% 1/15/31	205,000	210,586
6.00% 1/15/29	200,000	234,700
		2,169,437
Gas–0.17%
Atmos Energy
0.63% 3/9/23	65,000	65,002
1.50% 1/15/31	250,000	235,184
2.63% 9/15/29	100,000	103,793
3.00% 6/15/27	65,000	69,893
3.38% 9/15/49	55,000	57,699
4.13% 10/15/44	150,000	173,836
4.13% 3/15/49	155,000	180,121
CenterPoint Energy Resources
0.70% 3/2/23	95,000	95,005
1.75% 10/1/30	275,000	264,182
3.55% 4/1/23	100,000	104,262
4.00% 4/1/28	100,000	111,758
4.10% 9/1/47	45,000	52,003
5.85% 1/15/41	115,000	157,679

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
National Fuel Gas
3.75% 3/1/23	156,000	$ 161,509
3.95% 9/15/27	200,000	215,032
NiSource
0.95% 8/15/25	145,000	143,268
1.70% 2/15/31	175,000	164,848
2.95% 9/1/29	100,000	104,502
3.49% 5/15/27	100,000	109,584
3.95% 3/30/48	150,000	169,739
4.38% 5/15/47	100,000	118,783
4.80% 2/15/44	100,000	123,556
5.25% 2/15/43	59,000	76,460
ONE Gas
1.10% 3/11/24	500,000	500,024
3.61% 2/1/24	100,000	105,534
4.66% 2/1/44	50,000	61,651
Piedmont Natural Gas
3.50% 6/1/29	100,000	108,312
3.64% 11/1/46	50,000	52,716
4.65% 8/1/43	50,000	60,394
Southern California Gas
3.15% 9/15/24	100,000	106,482
3.95% 2/15/50	50,000	58,413
4.13% 6/1/48	100,000	118,962
Southern Gas Capital
1.75% 1/15/31	250,000	237,994
4.40% 6/1/43	100,000	117,098
4.40% 5/30/47	200,000	235,110
5.88% 3/15/41	70,000	96,116
Southwest Gas
3.18% 8/15/51	140,000	134,304
3.70% 4/1/28	100,000	110,085
Washington Gas Light
3.65% 9/15/49	40,000	44,873
3.80% 9/15/46	70,000	79,416
		5,285,182
Hand Machine Tools–0.03%
Kennametal 2.80% 3/1/31	125,000	126,166
Snap-on 4.10% 3/1/48	85,000	103,456
Stanley Black & Decker
2.75% 11/15/50	300,000	287,201
3.40% 3/1/26	145,000	157,884
5.20% 9/1/40	100,000	131,131
		805,838
Health Care Products–0.30%
Abbott Laboratories
1.15% 1/30/28	45,000	43,800
1.40% 6/30/30	40,000	38,424
3.40% 11/30/23	210,000	223,253
3.75% 11/30/26	340,000	381,393
3.88% 9/15/25	120,000	132,791
4.75% 11/30/36	400,000	508,945
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Abbott Laboratories (continued)
4.90% 11/30/46	400,000	$ 541,592
6.00% 4/1/39	50,000	72,924
6.15% 11/30/37	50,000	72,708
Baxter International
1.73% 4/1/31	65,000	62,699
2.60% 8/15/26	150,000	158,416
3.50% 8/15/46	100,000	107,151
Boston Scientific
1.90% 6/1/25	65,000	66,666
2.65% 6/1/30	100,000	103,197
3.45% 3/1/24	75,000	79,620
3.75% 3/1/26	100,000	110,020
3.85% 5/15/25	51,000	55,746
4.00% 3/1/29	140,000	158,639
4.55% 3/1/39	100,000	121,623
4.70% 3/1/49	105,000	134,149
7.38% 1/15/40	201,000	318,564
Danaher
2.60% 10/1/50	190,000	181,018
3.35% 9/15/25	125,000	135,653
4.38% 9/15/45	115,000	141,527
DH Europe Finance II Sarl
2.05% 11/15/22	100,000	101,910
2.60% 11/15/29	65,000	67,804
3.25% 11/15/39	100,000	106,649
Koninklijke Philips
5.00% 3/15/42	100,000	129,407
6.88% 3/11/38	50,000	74,667
Medtronic
3.50% 3/15/25	389,000	422,126
4.38% 3/15/35	108,000	132,779
4.63% 3/15/45	479,000	625,642
PerkinElmer
2.25% 9/15/31	180,000	177,568
2.55% 3/15/31	210,000	212,830
3.30% 9/15/29	95,000	102,423
3.63% 3/15/51	160,000	171,991
Smith & Nephew 2.03% 10/14/30	100,000	97,550
Stryker
0.60% 12/1/23	40,000	40,002
1.95% 6/15/30	300,000	295,839
3.38% 5/15/24	150,000	159,465
3.38% 11/1/25	100,000	108,336
3.50% 3/15/26	75,000	81,799
3.65% 3/7/28	200,000	221,950
4.38% 5/15/44	100,000	121,736
4.63% 3/15/46	95,000	122,180
Thermo Fisher Scientific
3.20% 8/15/27	100,000	108,894
4.10% 8/15/47	100,000	121,266
4.50% 3/25/30	400,000	473,317
5.30% 2/1/44	200,000	275,278

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Zimmer Biomet Holdings
3.55% 4/1/25	180,000	$ 193,502
3.55% 3/20/30	400,000	437,499
3.70% 3/19/23	75,000	78,241
		9,213,168
Health Care Services–0.75%
Advocate Health & Hospitals
3.39% 10/15/49	100,000	110,165
3.83% 8/15/28	35,000	39,303
4.27% 8/15/48	30,000	37,469
Aetna
2.75% 11/15/22	150,000	153,052
2.80% 6/15/23	135,000	139,760
3.88% 8/15/47	145,000	160,809
6.63% 6/15/36	100,000	144,481
6.75% 12/15/37	100,000	147,140
AHS Hospital
2.78% 7/1/51	40,000	39,121
5.02% 7/1/45	50,000	67,310
Anthem
0.45% 3/15/23	165,000	165,170
1.50% 3/15/26	200,000	201,678
2.25% 5/15/30	50,000	50,173
2.38% 1/15/25	65,000	67,713
2.55% 3/15/31	200,000	205,555
2.95% 12/1/22	200,000	205,587
3.13% 5/15/50	65,000	65,742
3.35% 12/1/24	150,000	160,804
3.50% 8/15/24	250,000	267,604
3.60% 3/15/51	115,000	125,636
4.10% 3/1/28	350,000	396,204
4.38% 12/1/47	125,000	150,806
4.55% 3/1/48	350,000	431,197
4.63% 5/15/42	100,000	122,576
4.65% 1/15/43	125,000	153,674
4.65% 8/15/44	100,000	123,417
Ascension Health
3.11% 11/15/39	45,000	48,464
3.95% 11/15/46	185,000	221,918
Banner Health
1.90% 1/1/31	40,000	39,691
2.34% 1/1/30	75,000	76,865
2.91% 1/1/51	50,000	50,081
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	24,501
2.84% 11/15/50	45,000	44,447
3.97% 11/15/46	50,000	59,512
4.19% 11/15/45	95,000	116,473
Bon Secours Mercy Health
2.10% 6/1/31	25,000	24,874
3.21% 6/1/50	25,000	26,210
Children's Health System of Texas 2.51% 8/15/50	105,000	97,634
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Children's Hospital 4.12% 1/1/47	65,000	$ 81,579
Children's Hospital Medical Center 4.27% 5/15/44	50,000	61,612
City of Hope 4.38% 8/15/48	75,000	93,632
CommonSpirit Health
1.55% 10/1/25	35,000	35,147
2.76% 10/1/24	30,000	31,566
2.78% 10/1/30	65,000	66,935
3.35% 10/1/29	40,000	43,005
3.82% 10/1/49	40,000	44,467
3.91% 10/1/50	150,000	163,868
4.19% 10/1/49	70,000	79,937
4.35% 11/1/42	400,000	459,070
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	117,063
Duke University Health System 3.92% 6/1/47	75,000	88,358
Hackensack Meridian Health
2.68% 9/1/41	250,000	247,404
4.50% 7/1/57	100,000	131,428
HCA
2.38% 7/15/31	150,000	147,417
3.50% 7/15/51	150,000	148,692
4.13% 6/15/29	485,000	541,756
4.50% 2/15/27	160,000	180,113
4.75% 5/1/23	165,000	175,318
5.00% 3/15/24	265,000	290,832
5.13% 6/15/39	50,000	62,047
5.25% 4/15/25	185,000	209,707
5.25% 6/15/26	200,000	229,504
5.25% 6/15/49	200,000	255,270
5.50% 6/15/47	200,000	259,351
Humana
0.65% 8/3/23	25,000	25,016
1.35% 2/3/27	55,000	54,263
2.15% 2/3/32	55,000	53,728
2.90% 12/15/22	100,000	102,824
3.15% 12/1/22	100,000	102,544
4.63% 12/1/42	175,000	214,438
4.95% 10/1/44	300,000	384,289
Indiana University Health 3.97% 11/1/48	55,000	65,879
Integris Baptist Medical Center 3.88% 8/15/50	100,000	112,152
Johns Hopkins Health System 3.84% 5/15/46	70,000	81,001
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	135,774
3.27% 11/1/49	185,000	197,679
4.15% 5/1/47	105,000	128,072
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	106,533
3.60% 9/1/27	100,000	110,136

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Laboratory Corp of America Holdings (continued)
4.70% 2/1/45	500,000	$ 611,874
Mayo Clinic
3.20% 11/15/61	200,000	213,397
4.13% 11/15/52	100,000	125,914
McLaren Health Care 4.39% 5/15/48	65,000	81,459
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	111,295
4.20% 7/1/55	127,000	160,922
Mercy Health 4.30% 7/1/28	25,000	28,660
Methodist Hospital 2.71% 12/1/50	300,000	290,105
Montefiore Obligated Group 5.25% 11/1/48	70,000	81,381
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	110,156
New York and Presbyterian Hospital
2.26% 8/1/40	50,000	46,730
3.95% 8/1/19	35,000	41,060
4.02% 8/1/45	75,000	91,361
4.06% 8/1/56	50,000	62,960
Northwell Healthcare
3.98% 11/1/46	250,000	281,581
4.26% 11/1/47	150,000	175,523
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	111,741
NYU Langone Hospitals
3.38% 7/1/55	100,000	104,285
4.37% 7/1/47	100,000	118,119
Orlando Health Obligated Group
3.33% 10/1/50	125,000	133,034
4.09% 10/1/48	45,000	54,061
Partners Healthcare System
3.19% 7/1/49	50,000	52,862
3.34% 7/1/60	65,000	69,497
3.77% 7/1/48	40,000	46,202
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	60,506
3.22% 11/15/50	65,000	67,248
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	71,499
2.75% 10/1/26	100,000	105,899
3.74% 10/1/47	100,000	112,709
Quest Diagnostics
3.45% 6/1/26	55,000	59,828
3.50% 3/30/25	300,000	323,657
4.20% 6/30/29	100,000	114,238
RWJ Barnabas Health
3.48% 7/1/49	100,000	109,936
3.95% 7/1/46	50,000	58,032
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Seattle Children's Hospital 2.72% 10/1/50	185,000	$ 179,963
Spectrum Health System Obligated Group 3.49% 7/15/49	50,000	55,896
SSM Health Care
3.69% 6/1/23	90,000	94,097
3.82% 6/1/27	71,000	79,396
Stanford Health Care 3.80% 11/15/48	30,000	35,170
Sutter Health
1.32% 8/15/25	100,000	100,343
2.29% 8/15/30	110,000	110,921
3.16% 8/15/40	100,000	103,773
3.36% 8/15/50	110,000	116,356
Texas Health Resources 4.33% 11/15/55	30,000	38,843
Toledo Hospital 5.75% 11/15/38	200,000	239,353
Trinity Health
2.63% 12/1/40	50,000	48,979
4.13% 12/1/45	25,000	30,654
UnitedHealth Group
0.55% 5/15/24	135,000	135,009
1.15% 5/15/26	200,000	200,144
1.25% 1/15/26	180,000	181,130
2.00% 5/15/30	265,000	265,739
2.30% 5/15/31	200,000	204,058
2.38% 10/15/22	200,000	204,502
2.38% 8/15/24	70,000	73,314
2.75% 2/15/23	107,000	109,904
2.75% 5/15/40	250,000	250,077
2.88% 3/15/23	250,000	259,256
2.88% 8/15/29	155,000	166,277
2.90% 5/15/50	250,000	250,675
2.95% 10/15/27	250,000	271,495
3.05% 5/15/41	200,000	206,703
3.25% 5/15/51	200,000	211,491
3.38% 4/15/27	150,000	165,100
3.45% 1/15/27	100,000	110,269
3.50% 6/15/23	100,000	105,253
3.50% 2/15/24	40,000	42,745
3.50% 8/15/39	115,000	126,967
3.70% 12/15/25	40,000	44,219
3.70% 8/15/49	135,000	153,350
3.75% 7/15/25	500,000	550,740
3.75% 10/15/47	200,000	228,375
3.85% 6/15/28	200,000	226,277
3.88% 12/15/28	50,000	56,895
3.88% 8/15/59	150,000	175,956
4.20% 1/15/47	55,000	67,270
4.25% 3/15/43	100,000	121,424
4.25% 6/15/48	150,000	184,455
4.38% 3/15/42	100,000	122,094

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
4.63% 11/15/41	200,000	$ 250,969
6.50% 6/15/37	150,000	221,007
6.63% 11/15/37	100,000	149,131
6.88% 2/15/38	100,000	153,098
Universal Health Services
1.65% 9/1/26	65,000	64,619
2.65% 1/15/32	50,000	49,512
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	99,693
Yale-New Haven Health Services 2.50% 7/1/50	50,000	46,323
		22,909,212
Home Builders–0.04%
DR Horton
1.40% 10/15/27	250,000	244,889
2.50% 10/15/24	200,000	209,514
MDC Holdings 3.97% 8/6/61	200,000	191,554
NVR 3.00% 5/15/30	595,000	622,661
		1,268,618
Home Furnishings–0.02%
Harman International Industries 4.15% 5/15/25	100,000	109,299
Leggett & Platt 3.50% 11/15/27	100,000	107,115
Whirlpool
4.50% 6/1/46	70,000	83,459
4.60% 5/15/50	150,000	184,271
4.75% 2/26/29	60,000	70,228
		554,372
Household Products Wares–0.06%
Avery Dennison
0.85% 8/15/24	40,000	40,011
2.25% 2/15/32	100,000	97,898
4.88% 12/6/28	100,000	118,251
Church & Dwight
3.15% 8/1/27	100,000	110,216
3.95% 8/1/47	100,000	116,787
Clorox
3.10% 10/1/27	150,000	161,887
3.50% 12/15/24	150,000	162,237
3.90% 5/15/28	100,000	112,729
Kimberly-Clark
1.05% 9/15/27	85,000	83,817
2.88% 2/7/50	45,000	45,601
3.05% 8/15/25	50,000	53,845
3.20% 7/30/46	50,000	53,675
3.90% 5/4/47	100,000	119,812
5.30% 3/1/41	200,000	270,811
6.63% 8/1/37	100,000	152,426
		1,700,003
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.86%
Aflac
1.13% 3/15/26	105,000	$ 104,949
4.00% 10/15/46	300,000	347,814
4.75% 1/15/49	100,000	130,744
Alleghany 4.90% 9/15/44	95,000	118,723
Allied World Assurance Holdings 4.35% 10/29/25	100,000	108,829
Allstate
0.75% 12/15/25	65,000	64,198
1.45% 12/15/30	100,000	95,528
3.28% 12/15/26	150,000	164,311
4.20% 12/15/46	150,000	182,824
4.50% 6/15/43	100,000	124,574
5.55% 5/9/35	150,000	201,189
μ5.75% 8/15/53	225,000	243,506
American Financial Group
3.50% 8/15/26	65,000	70,935
4.50% 6/15/47	150,000	183,372
American International Group
2.50% 6/30/25	200,000	209,418
3.40% 6/30/30	200,000	218,238
3.75% 7/10/25	70,000	76,196
3.90% 4/1/26	600,000	665,606
4.20% 4/1/28	100,000	113,949
4.38% 6/30/50	130,000	160,053
4.50% 7/16/44	200,000	244,179
4.70% 7/10/35	100,000	121,750
4.75% 4/1/48	200,000	255,099
4.80% 7/10/45	100,000	126,862
Aon
2.05% 8/23/31	100,000	97,338
2.80% 5/15/30	150,000	156,698
2.90% 8/23/51	100,000	96,379
3.50% 6/14/24	100,000	106,753
3.75% 5/2/29	100,000	111,313
3.88% 12/15/25	100,000	110,395
4.00% 11/27/23	150,000	159,542
4.75% 5/15/45	100,000	126,502
Arch Capital Finance
4.01% 12/15/26	100,000	112,565
5.03% 12/15/46	100,000	130,688
Arch Capital Group
3.64% 6/30/50	140,000	152,685
5.14% 11/1/43	105,000	138,328
Aspen Insurance Holdings 4.65% 11/15/23	100,000	107,911
Assurant
4.20% 9/27/23	100,000	106,468
4.90% 3/27/28	100,000	115,742
Assured Guaranty US Holdings 5.00% 7/1/24	66,000	73,129
Athene Holding
3.50% 1/15/31	20,000	21,414
3.95% 5/25/51	125,000	138,094

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Holding (continued)
4.13% 1/12/28	150,000	$ 166,562
AXA 8.60% 12/15/30	200,000	300,655
AXIS Specialty Finance 3.90% 7/15/29	100,000	109,234
Berkshire Hathaway
3.00% 2/11/23	100,000	103,646
3.13% 3/15/26	215,000	233,333
4.50% 2/11/43	250,000	314,157
Berkshire Hathaway Finance
1.45% 10/15/30	160,000	154,245
2.50% 1/15/51	140,000	129,275
2.85% 10/15/50	180,000	177,385
4.25% 1/15/49	100,000	121,911
4.30% 5/15/43	100,000	121,535
4.40% 5/15/42	100,000	124,340
5.75% 1/15/40	100,000	143,208
Brighthouse Financial
3.70% 6/22/27	250,000	273,845
4.70% 6/22/47	200,000	226,156
Brown & Brown
2.38% 3/15/31	85,000	84,738
4.50% 3/15/29	100,000	114,477
Chubb
6.00% 5/11/37	100,000	144,145
6.50% 5/15/38	200,000	300,319
Chubb INA Holdings
1.38% 9/15/30	415,000	392,945
2.70% 3/13/23	100,000	103,385
3.35% 5/15/24	300,000	320,998
3.35% 5/3/26	95,000	103,623
4.15% 3/13/43	100,000	120,371
Cincinnati Financial 6.92% 5/15/28	100,000	129,801
CNA Financial
2.05% 8/15/30	20,000	19,601
3.90% 5/1/29	40,000	44,597
3.95% 5/15/24	125,000	134,338
4.50% 3/1/26	100,000	112,894
Enstar Group 3.10% 9/1/31	95,000	93,467
Everest Reinsurance Holdings
3.50% 10/15/50	50,000	53,187
4.87% 6/1/44	100,000	126,314
Fairfax Financial Holdings 3.38% 3/3/31	180,000	186,640
Fidelity National Financial
2.45% 3/15/31	250,000	248,657
3.40% 6/15/30	50,000	53,696
4.50% 8/15/28	150,000	170,666
First American Financial 4.60% 11/15/24	100,000	109,673
Globe Life 2.15% 8/15/30	500,000	496,001
Hanover Insurance Group
2.50% 9/1/30	145,000	145,573
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Hanover Insurance Group (continued)
4.50% 4/15/26	100,000	$ 112,025
Hartford Financial Services Group
2.80% 8/19/29	70,000	73,149
2.90% 9/15/51	100,000	96,451
3.60% 8/19/49	55,000	59,994
4.30% 4/15/43	43,000	50,859
4.40% 3/15/48	100,000	121,919
6.10% 10/1/41	50,000	70,460
Kemper 4.35% 2/15/25	70,000	76,012
✱Lincoln National 4.00% 9/1/23	500,000	533,042
Loews
4.13% 5/15/43	200,000	235,094
6.00% 2/1/35	100,000	134,777
Manulife Financial
μ4.06% 2/24/32	250,000	274,076
4.15% 3/4/26	100,000	111,840
5.38% 3/4/46	100,000	140,108
Markel
5.00% 4/5/46	250,000	323,145
5.00% 5/20/49	65,000	83,870
Marsh & McLennan
2.25% 11/15/30	105,000	105,756
3.30% 3/14/23	100,000	103,860
3.50% 3/10/25	150,000	161,343
3.75% 3/14/26	75,000	82,492
3.88% 3/15/24	100,000	107,521
4.20% 3/1/48	100,000	122,150
4.35% 1/30/47	45,000	55,203
4.38% 3/15/29	195,000	226,423
4.75% 3/15/39	55,000	69,292
4.90% 3/15/49	90,000	121,167
Mercury General 4.40% 3/15/27	50,000	56,060
MetLife
3.00% 3/1/25	150,000	159,772
4.05% 3/1/45	150,000	178,274
4.37% 9/15/23	367,000	394,772
4.60% 5/13/46	200,000	256,518
5.70% 6/15/35	50,000	68,213
5.88% 2/6/41	100,000	142,652
6.38% 6/15/34	100,000	142,222
6.40% 12/15/66	100,000	128,435
6.50% 12/15/32	100,000	140,554
10.75% 8/1/69	150,000	261,226
Old Republic International
3.85% 6/11/51	200,000	216,087
4.88% 10/1/24	100,000	111,092
Principal Financial Group
3.10% 11/15/26	300,000	322,605
3.40% 5/15/25	100,000	107,339
3.70% 5/15/29	50,000	55,944

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Progressive
4.13% 4/15/47	200,000	$ 240,995
4.20% 3/15/48	150,000	184,074
Prudential Financial
μ3.70% 10/1/50	535,000	557,573
3.70% 3/13/51	250,000	284,914
3.88% 3/27/28	65,000	73,592
3.91% 12/7/47	163,000	188,962
3.94% 12/7/49	302,000	355,856
4.35% 2/25/50	250,000	313,237
4.42% 3/27/48	100,000	124,781
μ4.50% 9/15/47	215,000	233,067
μ5.20% 3/15/44	100,000	106,986
6.63% 6/21/40	200,000	297,938
Reinsurance Group of America
3.15% 6/15/30	70,000	74,416
3.95% 9/15/26	30,000	33,191
4.70% 9/15/23	150,000	161,297
RenaissanceRe
3.45% 7/1/27	130,000	141,362
3.60% 4/15/29	100,000	109,536
Sompo International Holdings 4.70% 10/15/22	100,000	104,419
Swiss Re America Holding 7.00% 2/15/26	100,000	123,639
Transatlantic Holdings 8.00% 11/30/39	100,000	154,123
Travelers
3.75% 5/15/46	50,000	57,618
4.00% 5/30/47	80,000	95,939
4.05% 3/7/48	200,000	241,633
4.10% 3/4/49	100,000	122,920
4.60% 8/1/43	250,000	322,528
6.25% 6/15/37	100,000	145,185
6.75% 6/20/36	100,000	149,199
Trinity Acquisition 4.40% 3/15/26	100,000	111,730
Unum Group
4.00% 6/15/29	145,000	160,528
4.13% 6/15/51	200,000	202,457
5.75% 8/15/42	50,000	62,374
Voya Financial
3.65% 6/15/26	100,000	109,763
4.80% 6/15/46	60,000	75,725
5.70% 7/15/43	100,000	137,637
W R Berkley 3.55% 3/30/52	150,000	158,982
Willis North America
2.95% 9/15/29	65,000	67,969
3.60% 5/15/24	100,000	106,681
3.88% 9/15/49	70,000	77,530
4.50% 9/15/28	150,000	171,807
5.05% 9/15/48	150,000	193,199
WR Berkley 4.00% 5/12/50	105,000	120,937
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
XLIT 5.25% 12/15/43	200,000	$ 274,544
		26,329,019
Internet–0.42%
Alibaba Group Holding
2.13% 2/9/31	200,000	192,240
3.15% 2/9/51	200,000	187,279
3.25% 2/9/61	200,000	185,743
3.40% 12/6/27	210,000	224,932
3.60% 11/28/24	633,000	678,178
4.00% 12/6/37	100,000	108,871
4.20% 12/6/47	400,000	442,988
4.40% 12/6/57	200,000	229,887
Alphabet
0.45% 8/15/25	90,000	88,893
0.80% 8/15/27	200,000	195,933
1.10% 8/15/30	130,000	122,811
1.90% 8/15/40	100,000	89,785
2.00% 8/15/26	250,000	261,280
2.05% 8/15/50	130,000	113,538
2.25% 8/15/60	400,000	349,493
3.38% 2/25/24	200,000	213,758
Amazon.com
0.25% 5/12/23	110,000	110,197
0.40% 6/3/23	105,000	105,239
0.45% 5/12/24	115,000	114,767
0.80% 6/3/25	635,000	633,946
1.00% 5/12/26	250,000	249,709
1.20% 6/3/27	90,000	89,681
1.50% 6/3/30	165,000	160,476
1.65% 5/12/28	250,000	252,009
2.10% 5/12/31	250,000	253,239
2.40% 2/22/23	595,000	611,551
2.50% 6/3/50	80,000	74,924
2.70% 6/3/60	365,000	342,731
2.80% 8/22/24	75,000	79,484
2.88% 5/12/41	250,000	257,855
3.10% 5/12/51	250,000	261,363
3.15% 8/22/27	500,000	549,754
3.25% 5/12/61	250,000	266,066
3.80% 12/5/24	500,000	545,853
3.88% 8/22/37	115,000	135,787
4.05% 8/22/47	635,000	770,409
4.25% 8/22/57	205,000	260,436
5.20% 12/3/25	100,000	116,271
Baidu
3.50% 11/28/22	200,000	205,944
3.88% 9/29/23	200,000	211,176
4.13% 6/30/25	200,000	218,321
4.38% 3/29/28	200,000	223,921
Booking Holdings
2.75% 3/15/23	150,000	154,896
3.55% 3/15/28	150,000	166,563
3.60% 6/1/26	200,000	220,005

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Booking Holdings (continued)
4.63% 4/13/30	300,000	$ 356,592
E*TRADE Financial
3.80% 8/24/27	35,000	38,851
4.50% 6/20/28	100,000	114,402
eBay 1.90% 3/11/25	140,000	144,204
Expedia Group
2.95% 3/15/31	80,000	80,845
3.25% 2/15/30	35,000	36,197
3.60% 12/15/23	50,000	52,924
3.80% 2/15/28	100,000	108,533
4.50% 8/15/24	200,000	217,382
4.63% 8/1/27	90,000	102,031
JD.com 3.88% 4/29/26	200,000	217,109
		12,797,252
Investment Company Security–0.11%
Ares Capital
3.25% 7/15/25	100,000	105,183
3.50% 2/10/23	150,000	155,137
3.88% 1/15/26	250,000	267,357
4.20% 6/10/24	60,000	64,346
4.25% 3/1/25	100,000	107,331
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	255,230
2.85% 9/30/28	250,000	248,308
FS KKR Capital
3.40% 1/15/26	200,000	208,976
4.13% 2/1/25	150,000	160,276
Goldman Sachs BDC 2.88% 1/15/26	100,000	102,819
Golub Capital
2.50% 8/24/26	145,000	145,910
3.38% 4/15/24	375,000	392,096
Main Street Capital 3.00% 7/14/26	165,000	168,295
Owl Rock Capital
2.88% 6/11/28	200,000	199,627
3.40% 7/15/26	200,000	208,286
3.75% 7/22/25	100,000	105,164
5.25% 4/15/24	60,000	65,369
Prospect Capital 3.71% 1/22/26	200,000	206,024
Sixth Street Specialty Lending 2.50% 8/1/26	125,000	126,317
		3,292,051
Iron & Steel–0.07%
Nucor
2.00% 6/1/25	15,000	15,441
2.70% 6/1/30	15,000	15,626
2.98% 12/15/55	400,000	390,619
3.95% 5/1/28	100,000	112,316
4.00% 8/1/23	139,000	146,800
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	$ 157,497
Steel Dynamics
1.65% 10/15/27	25,000	24,738
2.40% 6/15/25	50,000	52,038
2.80% 12/15/24	50,000	52,752
3.25% 1/15/31	60,000	64,266
3.25% 10/15/50	40,000	39,513
3.45% 4/15/30	75,000	80,655
Vale Overseas
6.25% 8/10/26	300,000	354,501
6.88% 11/21/36	350,000	466,375
6.88% 11/10/39	170,000	230,010
		2,203,147
Leisure Time–0.00%
Harley-Davidson
3.50% 7/28/25	50,000	53,353
4.63% 7/28/45	50,000	53,512
		106,865
Lodging–0.09%
Choice Hotels International 3.70% 12/1/29	100,000	106,366
Hyatt Hotels
4.38% 9/15/28	100,000	109,158
4.85% 3/15/26	50,000	55,310
Las Vegas Sands
2.90% 6/25/25	155,000	155,837
3.20% 8/8/24	90,000	92,407
3.50% 8/18/26	70,000	71,501
3.90% 8/8/29	105,000	107,028
Marriott International
2.75% 10/15/33	250,000	244,443
2.85% 4/15/31	220,000	222,812
3.13% 6/15/26	100,000	106,963
3.50% 10/15/32	150,000	159,367
3.60% 4/15/24	75,000	79,911
3.75% 10/1/25	50,000	53,754
4.00% 4/15/28	100,000	109,849
4.63% 6/15/30	135,000	154,233
Sands China
5.13% 8/8/25	700,000	753,732
5.40% 8/8/28	200,000	220,872
		2,803,543
Machinery Construction & Mining–0.11%
Caterpillar
1.90% 3/12/31	100,000	99,480
2.60% 9/19/29	150,000	158,073
3.80% 8/15/42	168,000	196,872
4.75% 5/15/64	250,000	349,805
6.05% 8/15/36	200,000	288,660

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services
0.25% 3/1/23	165,000	$ 165,035
0.45% 9/14/23	180,000	180,440
0.45% 5/17/24	100,000	99,811
0.65% 7/7/23	200,000	201,220
0.80% 11/13/25	85,000	84,480
0.90% 3/2/26	250,000	248,041
1.95% 11/18/22	150,000	152,845
2.15% 11/8/24	150,000	156,707
2.40% 8/9/26	100,000	105,893
2.55% 11/29/22	200,000	205,351
2.85% 5/17/24	150,000	158,755
3.25% 12/1/24	150,000	162,236
3.65% 12/7/23	100,000	106,997
Oshkosh 4.60% 5/15/28	100,000	114,488
		3,235,189
Machinery Diversified–0.19%
CNH Industrial 3.85% 11/15/27	105,000	117,085
CNH Industrial Capital
1.88% 1/15/26	250,000	253,368
1.95% 7/2/23	65,000	66,442
4.20% 1/15/24	100,000	107,324
Crane
4.20% 3/15/48	100,000	109,319
4.45% 12/15/23	100,000	107,151
Deere & Co.
2.88% 9/7/49	65,000	66,987
3.90% 6/9/42	150,000	178,265
5.38% 10/16/29	100,000	126,114
Dover
2.95% 11/4/29	20,000	21,291
5.38% 3/1/41	100,000	129,923
Flowserve
3.50% 10/1/30	70,000	73,093
4.00% 11/15/23	64,000	67,872
IDEX 3.00% 5/1/30	75,000	79,097
John Deere Capital
0.25% 1/17/23	200,000	199,962
0.40% 10/10/23	90,000	90,069
0.45% 1/17/24	200,000	199,985
0.70% 7/5/23	100,000	100,661
0.70% 1/15/26	100,000	98,499
1.45% 1/15/31	70,000	66,837
1.50% 3/6/28	200,000	198,688
2.05% 1/9/25	100,000	103,926
2.45% 1/9/30	85,000	88,481
2.60% 3/7/24	165,000	173,214
2.65% 6/24/24	115,000	121,380
2.65% 6/10/26	100,000	107,231
2.70% 1/6/23	100,000	103,097
2.80% 3/6/23	200,000	207,063
2.80% 9/8/27	100,000	107,734
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.80% 7/18/29	50,000	$ 53,599
3.05% 1/6/28	100,000	108,557
3.45% 1/10/24	100,000	106,726
3.45% 3/13/25	250,000	271,723
3.45% 3/7/29	120,000	133,439
Nvent Finance
3.95% 4/15/23	100,000	104,046
4.55% 4/15/28	100,000	109,685
Otis Worldwide
2.06% 4/5/25	105,000	108,496
2.29% 4/5/27	90,000	93,493
2.57% 2/15/30	105,000	107,794
3.11% 2/15/40	250,000	256,250
3.36% 2/15/50	145,000	151,685
Rockwell Automation
3.50% 3/1/29	85,000	95,008
4.20% 3/1/49	70,000	86,510
Westinghouse Air Brake Technologies 3.20% 6/15/25	285,000	302,419
Xylem
1.95% 1/30/28	115,000	115,701
3.25% 11/1/26	55,000	59,677
4.38% 11/1/46	50,000	59,394
		5,794,360
Media–0.97%
Charter Communications Operating
2.25% 1/15/29	115,000	114,909
3.50% 6/1/41	815,000	800,286
3.50% 3/1/42	160,000	156,548
3.75% 2/15/28	100,000	109,515
3.85% 4/1/61	70,000	66,758
3.90% 6/1/52	145,000	144,431
3.95% 6/30/62	250,000	241,173
4.20% 3/15/28	150,000	167,533
4.50% 2/1/24	200,000	216,381
4.80% 3/1/50	445,000	499,381
4.91% 7/23/25	450,000	506,081
5.05% 3/30/29	100,000	117,089
5.13% 7/1/49	200,000	235,249
5.38% 5/1/47	275,000	329,256
5.75% 4/1/48	225,000	284,241
6.38% 10/23/35	190,000	249,830
6.48% 10/23/45	565,000	768,163
Comcast
1.50% 2/15/31	200,000	189,853
1.95% 1/15/31	175,000	171,734
2.35% 1/15/27	105,000	110,130
2.45% 8/15/52	150,000	132,368
2.65% 2/1/30	100,000	104,330
2.65% 8/15/62	700,000	620,279
2.80% 1/15/51	140,000	132,515
2.89% 11/1/51	75,000	71,938

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
2.94% 11/1/56	269,000	$ 254,094
2.99% 11/1/63	101,000	94,646
3.15% 3/1/26	350,000	378,211
3.15% 2/15/28	150,000	162,817
3.20% 7/15/36	150,000	159,760
3.25% 11/1/39	150,000	158,370
3.30% 2/1/27	250,000	272,828
3.30% 4/1/27	500,000	547,496
3.38% 2/15/25	425,000	457,530
3.38% 8/15/25	65,000	70,415
3.40% 7/15/46	110,000	116,657
3.45% 2/1/50	110,000	116,655
3.55% 5/1/28	150,000	166,816
3.70% 4/15/24	195,000	209,725
3.75% 4/1/40	655,000	735,908
3.90% 3/1/38	150,000	170,331
3.95% 10/15/25	300,000	332,794
3.97% 11/1/47	362,000	413,337
4.00% 8/15/47	150,000	171,533
4.00% 3/1/48	150,000	171,615
4.00% 11/1/49	79,000	91,495
4.05% 11/1/52	258,000	300,159
4.15% 10/15/28	185,000	212,756
4.20% 8/15/34	83,000	97,298
4.25% 10/15/30	165,000	192,196
4.25% 1/15/33	200,000	233,794
4.40% 8/15/35	192,000	227,539
4.60% 10/15/38	195,000	238,375
4.65% 7/15/42	24,000	29,821
4.70% 10/15/48	190,000	242,646
4.95% 10/15/58	190,000	262,332
6.50% 11/15/35	200,000	287,047
7.05% 3/15/33	500,000	724,164
Discovery Communications
2.95% 3/20/23	66,000	68,278
3.80% 3/13/24	100,000	106,649
3.90% 11/15/24	150,000	162,371
3.95% 6/15/25	100,000	109,111
3.95% 3/20/28	200,000	221,497
4.00% 9/15/55	323,000	337,761
4.13% 5/15/29	70,000	78,183
4.65% 5/15/50	400,000	463,543
4.90% 3/11/26	100,000	113,646
5.20% 9/20/47	215,000	267,873
5.30% 5/15/49	65,000	81,200
Fox
4.03% 1/25/24	100,000	107,294
4.71% 1/25/29	705,000	821,279
5.48% 1/25/39	75,000	95,776
5.58% 1/25/49	90,000	121,196
Grupo Televisa
4.63% 1/30/26	200,000	220,584
6.63% 1/15/40	100,000	138,708
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Grupo Televisa (continued)
8.50% 3/11/32	200,000	$ 295,431
NBCUniversal Media 4.45% 1/15/43	675,000	813,998
Thomson Reuters
3.35% 5/15/26	55,000	59,385
4.30% 11/23/23	200,000	213,881
Time Warner Cable
5.50% 9/1/41	100,000	122,559
5.88% 11/15/40	100,000	126,140
6.55% 5/1/37	200,000	269,857
6.75% 6/15/39	450,000	615,909
7.30% 7/1/38	150,000	215,178
Time Warner Entertainment
8.38% 3/15/23	250,000	277,710
8.38% 7/15/33	200,000	297,022
TWDC Enterprises
1.85% 7/30/26	95,000	97,688
2.35% 12/1/22	300,000	306,994
2.95% 6/15/27	200,000	218,311
3.00% 2/13/26	300,000	323,946
3.00% 7/30/46	50,000	50,723
3.15% 9/17/25	100,000	108,076
3.70% 12/1/42	150,000	169,622
4.13% 12/1/41	100,000	118,608
4.13% 6/1/44	83,000	99,566
ViacomCBS
2.90% 1/15/27	100,000	106,238
3.88% 4/1/24	200,000	213,406
4.00% 1/15/26	255,000	281,854
4.20% 5/19/32	50,000	57,194
4.38% 3/15/43	477,000	545,669
4.85% 7/1/42	150,000	180,250
4.90% 8/15/44	125,000	153,019
4.95% 1/15/31	400,000	477,861
5.85% 9/1/43	150,000	204,417
6.88% 4/30/36	125,000	178,630
7.88% 7/30/30	200,000	281,947
Walt Disney
1.75% 8/30/24	200,000	206,200
1.75% 1/13/26	145,000	148,774
2.00% 9/1/29	335,000	338,015
2.65% 1/13/31	520,000	542,801
2.75% 9/1/49	180,000	172,833
3.38% 11/15/26	60,000	65,679
3.50% 5/13/40	200,000	220,803
3.60% 1/13/51	75,000	83,544
3.70% 10/15/25	40,000	43,841
3.80% 5/13/60	490,000	566,167
4.70% 3/23/50	500,000	655,566
4.75% 9/15/44	60,000	77,206
4.75% 11/15/46	50,000	65,341
4.95% 10/15/45	30,000	39,733
6.40% 12/15/35	229,000	334,244

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney (continued)
6.65% 11/15/37	175,000	$ 261,028
		29,658,944
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	204,509
3.25% 6/15/25	100,000	107,572
3.90% 1/15/43	50,000	57,560
4.38% 6/15/45	100,000	121,343
Timken 3.88% 9/1/24	70,000	74,692
Valmont Industries
5.00% 10/1/44	100,000	123,161
5.25% 10/1/54	100,000	124,854
		813,691
Mining–0.15%
Barrick Gold 5.25% 4/1/42	300,000	388,031
Barrick North America Finance 5.75% 5/1/43	150,000	206,617
Barrick PD Australia Finance 5.95% 10/15/39	100,000	137,399
BHP Billiton Finance USA
4.13% 2/24/42	125,000	148,186
5.00% 9/30/43	500,000	666,011
Kinross Gold 4.50% 7/15/27	400,000	459,764
Newmont
3.70% 3/15/23	27,000	27,972
4.88% 3/15/42	400,000	503,637
6.25% 10/1/39	100,000	142,568
Rio Tinto Alcan 6.13% 12/15/33	150,000	208,900
Rio Tinto Finance USA
3.75% 6/15/25	250,000	273,250
4.13% 8/21/42	150,000	180,640
5.20% 11/2/40	100,000	133,142
7.13% 7/15/28	75,000	99,677
Southern Copper
3.50% 11/8/22	89,000	91,559
5.25% 11/8/42	150,000	186,375
5.88% 4/23/45	69,000	93,288
6.75% 4/16/40	110,000	153,120
7.50% 7/27/35	200,000	286,000
Teck Resources 3.90% 7/15/30	125,000	135,724
		4,521,860
Miscellaneous Manufacturing–0.23%
3M
1.75% 2/14/23	100,000	101,917
2.00% 2/14/25	100,000	103,458
2.25% 3/15/23	70,000	71,848
2.38% 8/26/29	150,000	155,646
2.88% 10/15/27	150,000	162,459
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M (continued)
3.00% 8/7/25	100,000	$ 107,727
3.25% 2/14/24	100,000	106,152
3.25% 8/26/49	85,000	89,995
3.38% 3/1/29	100,000	110,124
3.63% 10/15/47	150,000	169,388
3.88% 6/15/44	150,000	175,025
4.00% 9/14/48	65,000	77,856
Carlisle
0.55% 9/1/23	20,000	19,991
2.20% 3/1/32	150,000	145,630
3.50% 12/1/24	95,000	101,687
3.75% 12/1/27	100,000	110,337
Eaton
2.75% 11/2/22	250,000	256,455
3.10% 9/15/27	100,000	108,371
3.92% 9/15/47	100,000	114,301
4.15% 11/2/42	150,000	176,544
General Electric
3.45% 5/15/24	800,000	850,843
3.63% 5/1/30	1,000,000	1,111,198
6.75% 3/15/32	224,000	306,405
6.88% 1/10/39	27,000	40,239
Illinois Tool Works
2.65% 11/15/26	150,000	160,396
3.90% 9/1/42	150,000	174,568
4.88% 9/15/41	100,000	129,691
Parker-Hannifin
2.70% 6/14/24	35,000	36,734
3.25% 6/14/29	55,000	59,156
3.30% 11/21/24	60,000	64,296
4.00% 6/14/49	55,000	63,381
6.25% 5/15/38	350,000	480,657
Textron
3.00% 6/1/30	100,000	105,079
3.38% 3/1/28	50,000	53,630
3.65% 3/15/27	50,000	54,822
3.88% 3/1/25	170,000	183,759
Trane Technologies Global Holding
3.75% 8/21/28	100,000	111,024
4.25% 6/15/23	250,000	265,495
4.30% 2/21/48	100,000	119,648
5.75% 6/15/43	100,000	143,180
		6,979,112
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	115,043
		115,043
Oil & Gas–1.21%
BP Capital Markets
3.28% 9/19/27	150,000	164,278
3.54% 11/4/24	100,000	108,153
3.72% 11/28/28	90,000	100,492

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets (continued)
3.99% 9/26/23	250,000	$ 267,861
BP Capital Markets America
1.75% 8/10/30	760,000	738,811
2.75% 5/10/23	250,000	259,609
2.77% 11/10/50	165,000	152,237
2.94% 6/4/51	320,000	302,558
3.00% 2/24/50	90,000	86,580
3.00% 3/17/52	100,000	95,619
3.02% 1/16/27	250,000	268,723
3.12% 5/4/26	75,000	81,102
3.22% 11/28/23	150,000	158,236
3.38% 2/8/61	300,000	298,547
3.41% 2/11/26	200,000	217,988
3.79% 2/6/24	280,000	299,789
4.23% 11/6/28	700,000	802,837
Burlington Resources 7.20% 8/15/31	100,000	141,920
Canadian Natural Resources
2.05% 7/15/25	50,000	51,192
2.95% 1/15/23	200,000	205,768
2.95% 7/15/30	50,000	51,767
3.80% 4/15/24	43,000	45,759
3.90% 2/1/25	200,000	216,376
4.95% 6/1/47	100,000	124,017
5.85% 2/1/35	200,000	252,333
6.25% 3/15/38	150,000	199,482
Cenovus Energy
4.40% 4/15/29	150,000	168,190
5.40% 6/15/47	500,000	613,429
Chevron
1.14% 5/11/23	35,000	35,463
1.55% 5/11/25	165,000	168,701
2.24% 5/11/30	125,000	128,155
2.57% 5/16/23	200,000	206,301
2.90% 3/3/24	150,000	158,168
2.95% 5/16/26	200,000	215,492
2.98% 5/11/40	75,000	77,530
3.08% 5/11/50	625,000	646,922
3.19% 6/24/23	200,000	208,476
3.33% 11/17/25	150,000	162,938
Chevron USA
0.43% 8/11/23	60,000	60,151
0.69% 8/12/25	135,000	133,539
1.02% 8/12/27	85,000	83,090
2.34% 8/12/50	125,000	112,650
3.25% 10/15/29	100,000	109,465
3.85% 1/15/28	150,000	169,366
4.20% 10/15/49	100,000	121,782
5.05% 11/15/44	300,000	399,196
6.00% 3/1/41	135,000	195,796
Cimarex Energy
3.90% 5/15/27	215,000	235,236
4.38% 3/15/29	50,000	56,504
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Finance
3.00% 5/9/23	250,000	$ 258,108
3.50% 5/5/25	200,000	212,772
4.20% 5/5/45	200,000	216,976
4.25% 5/9/43	400,000	434,304
CNOOC Petroleum North America
6.40% 5/15/37	150,000	198,867
7.50% 7/30/39	200,000	301,548
ConocoPhillips
2.40% 2/15/31	365,000	371,175
3.75% 10/1/27	95,000	106,100
4.30% 8/15/28	100,000	115,150
4.30% 11/15/44	150,000	178,308
4.85% 8/15/48	75,000	98,113
4.88% 10/1/47	75,000	97,562
4.95% 3/15/26	250,000	287,445
5.95% 3/15/46	100,000	147,415
6.50% 2/1/39	380,000	554,113
6.95% 4/15/29	200,000	267,191
Devon Energy
4.50% 1/15/30	325,000	354,213
4.75% 5/15/42	100,000	114,127
5.00% 6/15/45	70,000	82,066
5.60% 7/15/41	100,000	124,605
5.85% 12/15/25	150,000	173,558
Diamondback Energy
0.90% 3/24/23	80,000	79,976
2.88% 12/1/24	155,000	162,750
3.13% 3/24/31	95,000	98,645
3.25% 12/1/26	110,000	117,793
3.50% 12/1/29	200,000	213,887
4.40% 3/24/51	70,000	79,400
4.75% 5/31/25	65,000	72,607
Enbridge
0.01% 10/4/23	80,000	80,024
1.60% 10/4/26	110,000	110,385
EOG Resources
2.63% 3/15/23	150,000	154,050
3.90% 4/1/35	150,000	169,866
4.15% 1/15/26	100,000	111,583
Equinor
1.75% 1/22/26	220,000	225,398
2.38% 5/22/30	200,000	205,735
2.45% 1/17/23	200,000	205,440
2.65% 1/15/24	100,000	104,545
3.25% 11/18/49	110,000	116,560
3.63% 9/10/28	150,000	167,243
3.95% 5/15/43	250,000	287,710
4.80% 11/8/43	150,000	192,096
5.10% 8/17/40	200,000	264,903
Exxon Mobil
1.57% 4/15/23	600,000	611,618
2.02% 8/16/24	200,000	208,102
2.28% 8/16/26	200,000	210,241

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil (continued)
2.44% 8/16/29	700,000	$ 730,055
2.73% 3/1/23	170,000	175,143
3.00% 8/16/39	200,000	206,783
3.04% 3/1/26	750,000	809,460
3.10% 8/16/49	200,000	202,335
3.57% 3/6/45	200,000	219,103
4.11% 3/1/46	165,000	192,406
4.33% 3/19/50	900,000	1,102,412
Helmerich & Payne 2.90% 9/29/31	45,000	45,104
Hess
4.30% 4/1/27	150,000	166,599
5.60% 2/15/41	200,000	249,890
5.80% 4/1/47	150,000	195,347
7.13% 3/15/33	100,000	135,232
7.30% 8/15/31	250,000	338,182
HollyFrontier 2.63% 10/1/23	115,000	118,731
Marathon Oil
4.40% 7/15/27	100,000	112,328
6.60% 10/1/37	100,000	132,288
Marathon Petroleum
3.63% 9/15/24	250,000	268,263
3.80% 4/1/28	120,000	131,510
4.50% 4/1/48	50,000	56,606
4.70% 5/1/25	300,000	334,874
4.75% 12/15/23	150,000	162,148
5.13% 12/15/26	150,000	174,424
6.50% 3/1/41	145,000	200,644
Phillips 66
0.90% 2/15/24	70,000	70,018
1.30% 2/15/26	40,000	39,772
3.90% 3/15/28	200,000	221,747
4.65% 11/15/34	350,000	417,304
4.88% 11/15/44	180,000	227,085
5.88% 5/1/42	250,000	343,466
Pioneer Natural Resources
0.55% 5/15/23	35,000	35,036
0.75% 1/15/24	135,000	134,862
1.13% 1/15/26	115,000	113,526
1.90% 8/15/30	200,000	191,359
2.15% 1/15/31	90,000	87,517
4.45% 1/15/26	100,000	111,572
Shell International Finance
0.38% 9/15/23	500,000	500,662
2.50% 9/12/26	150,000	159,094
2.75% 4/6/30	315,000	334,449
2.88% 5/10/26	400,000	431,023
3.25% 5/11/25	350,000	378,072
3.25% 4/6/50	500,000	531,881
3.75% 9/12/46	150,000	170,705
4.00% 5/10/46	350,000	411,910
4.13% 5/11/35	156,000	184,015
4.38% 5/11/45	167,000	205,002
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance (continued)
4.55% 8/12/43	600,000	$ 751,808
5.50% 3/25/40	100,000	138,111
6.38% 12/15/38	300,000	442,749
Suncor Energy
3.75% 3/4/51	70,000	75,011
4.00% 11/15/47	70,000	77,757
5.95% 5/15/35	200,000	259,926
6.50% 6/15/38	250,000	347,329
6.80% 5/15/38	100,000	141,432
6.85% 6/1/39	100,000	144,118
7.15% 2/1/32	25,000	34,474
Total Capital 3.88% 10/11/28	200,000	226,356
Total Capital Canada 2.75% 7/15/23	300,000	312,984
Total Capital International
2.43% 1/10/25	100,000	104,579
2.70% 1/25/23	200,000	206,278
2.83% 1/10/30	100,000	106,638
2.99% 6/29/41	200,000	203,375
3.13% 5/29/50	200,000	201,097
3.39% 6/29/60	200,000	209,813
3.46% 2/19/29	200,000	221,147
3.46% 7/12/49	100,000	107,057
3.70% 1/15/24	100,000	107,207
Valero Energy
1.20% 3/15/24	250,000	252,795
2.15% 9/15/27	250,000	251,752
3.65% 3/15/25	100,000	108,188
4.00% 4/1/29	100,000	109,939
4.35% 6/1/28	175,000	196,980
4.90% 3/15/45	150,000	180,418
6.63% 6/15/37	300,000	405,120
7.50% 4/15/32	100,000	138,777
		36,926,006
Oil & Gas Services–0.09%
Baker Hughes
2.77% 12/15/22	200,000	205,473
3.34% 12/15/27	250,000	272,844
4.08% 12/15/47	200,000	225,712
4.49% 5/1/30	30,000	35,095
Baker Hughes Holdings 5.13% 9/15/40	200,000	255,156
Halliburton
2.92% 3/1/30	150,000	155,131
3.80% 11/15/25	18,000	19,713
4.75% 8/1/43	200,000	228,982
4.85% 11/15/35	100,000	117,946
5.00% 11/15/45	283,000	339,065
7.45% 9/15/39	200,000	291,399
National Oilwell Varco 3.95% 12/1/42	150,000	148,768

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Finance Canada 1.40% 9/17/25	125,000	$ 126,330
Schlumberger Investment
2.65% 6/26/30	150,000	154,747
3.65% 12/1/23	204,000	216,252
		2,792,613
Packaging & Containers–0.06%
Amcor Flexibles North America 2.69% 5/25/31	230,000	235,970
Berry Global 1.57% 1/15/26	575,000	574,851
Packaging Corporation of America
3.00% 12/15/29	50,000	52,908
3.40% 12/15/27	70,000	76,281
4.05% 12/15/49	25,000	29,068
4.50% 11/1/23	150,000	160,578
Packaging of America 3.05% 10/1/51	45,000	44,372
WestRock MWV 8.20% 1/15/30	150,000	210,168
WRKCo
3.00% 9/15/24	100,000	106,096
3.75% 3/15/25	100,000	108,219
3.90% 6/1/28	50,000	55,773
4.00% 3/15/28	100,000	111,827
4.20% 6/1/32	50,000	57,673
		1,823,784
Pharmaceuticals–1.56%
AbbVie
2.30% 11/21/22	195,000	199,020
2.60% 11/21/24	760,000	798,935
2.85% 5/14/23	150,000	155,181
2.95% 11/21/26	250,000	267,786
3.20% 11/6/22	225,000	230,861
3.20% 5/14/26	200,000	215,780
3.20% 11/21/29	525,000	565,693
3.25% 10/1/22	250,000	255,489
3.60% 5/14/25	600,000	649,049
3.80% 3/15/25	500,000	542,926
4.05% 11/21/39	250,000	287,302
4.25% 11/21/49	525,000	621,838
4.30% 5/14/36	150,000	175,894
4.40% 11/6/42	300,000	358,375
4.45% 5/14/46	200,000	241,008
4.50% 5/14/35	600,000	717,216
4.55% 3/15/35	250,000	299,603
4.63% 10/1/42	125,000	151,223
4.70% 5/14/45	665,000	820,422
4.85% 6/15/44	250,000	314,529
AmerisourceBergen
0.74% 3/15/23	105,000	105,160
2.70% 3/15/31	200,000	204,565
2.80% 5/15/30	50,000	51,842
3.40% 5/15/24	250,000	264,928
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AmerisourceBergen (continued)
3.45% 12/15/27	100,000	$ 109,304
4.30% 12/15/47	100,000	116,098
AstraZeneca
0.70% 4/8/26	200,000	195,802
1.38% 8/6/30	200,000	190,324
2.13% 8/6/50	95,000	81,931
3.00% 5/28/51	30,000	30,944
3.13% 6/12/27	150,000	163,343
3.38% 11/16/25	150,000	163,662
3.50% 8/17/23	100,000	105,674
4.00% 1/17/29	105,000	119,965
4.00% 9/18/42	150,000	178,090
4.38% 11/16/45	95,000	120,413
4.38% 8/17/48	125,000	158,663
6.45% 9/15/37	250,000	370,425
Astrazeneca Finance
0.70% 5/28/24	160,000	160,216
1.20% 5/28/26	65,000	65,016
2.25% 5/28/31	55,000	55,864
Becton Dickinson and Co
1.96% 2/11/31	165,000	160,464
3.36% 6/6/24	68,000	72,302
3.70% 6/6/27	196,000	217,048
3.73% 12/15/24	96,000	103,740
3.79% 5/20/50	200,000	223,457
4.67% 6/6/47	125,000	156,064
Bristol-Myers Squibb
0.54% 11/13/23	100,000	100,018
0.75% 11/13/25	150,000	148,629
1.13% 11/13/27	150,000	148,682
1.45% 11/13/30	90,000	86,294
2.35% 11/13/40	65,000	61,849
2.55% 11/13/50	90,000	84,506
2.75% 2/15/23	200,000	206,270
2.90% 7/26/24	396,000	420,449
3.20% 6/15/26	120,000	130,830
3.25% 2/20/23	144,000	149,468
3.25% 8/1/42	100,000	107,695
3.40% 7/26/29	700,000	775,832
3.45% 11/15/27	200,000	222,338
3.88% 8/15/25	95,000	104,761
3.90% 2/20/28	250,000	282,642
4.13% 6/15/39	585,000	702,584
4.25% 10/26/49	210,000	260,479
4.35% 11/15/47	200,000	250,932
4.50% 3/1/44	100,000	125,517
4.55% 2/20/48	250,000	320,694
5.00% 8/15/45	84,000	112,929
Cardinal Health
3.08% 6/15/24	100,000	105,594
3.20% 3/15/23	100,000	103,897
3.41% 6/15/27	250,000	272,137
3.75% 9/15/25	100,000	108,847

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health (continued)
4.37% 6/15/47	100,000	$ 112,268
4.90% 9/15/45	100,000	119,371
Cigna
0.61% 3/15/24	80,000	79,825
1.25% 3/15/26	135,000	134,713
2.38% 3/15/31	120,000	121,091
2.40% 3/15/30	150,000	152,488
3.05% 10/15/27	395,000	426,286
3.20% 3/15/40	105,000	108,129
3.25% 4/15/25	400,000	428,415
3.40% 3/15/50	85,000	87,782
3.40% 3/15/51	80,000	82,234
3.75% 7/15/23	99,000	104,644
3.88% 10/15/47	400,000	445,168
4.13% 11/15/25	790,000	877,909
4.38% 10/15/28	200,000	231,123
4.80% 8/15/38	145,000	177,459
4.90% 12/15/48	145,000	185,393
6.13% 11/15/41	300,000	422,643
CVS Health
1.30% 8/21/27	415,000	408,511
1.75% 8/21/30	250,000	239,629
1.88% 2/28/31	160,000	154,573
2.63% 8/15/24	65,000	68,253
2.70% 8/21/40	85,000	81,110
2.75% 12/1/22	200,000	204,346
2.88% 6/1/26	250,000	266,502
3.00% 8/15/26	65,000	69,784
3.25% 8/15/29	85,000	91,361
3.63% 4/1/27	400,000	440,521
3.70% 3/9/23	69,000	72,052
3.75% 4/1/30	800,000	888,762
3.88% 7/20/25	400,000	437,924
4.13% 4/1/40	300,000	343,809
4.30% 3/25/28	323,000	368,432
4.78% 3/25/38	810,000	993,175
4.88% 7/20/35	225,000	273,332
5.05% 3/25/48	585,000	753,013
5.13% 7/20/45	215,000	277,077
Eli Lilly & Co.
2.25% 5/15/50	250,000	225,999
2.50% 9/15/60	250,000	228,550
3.38% 3/15/29	65,000	72,043
GlaxoSmithKline Capital
0.53% 10/1/23	125,000	125,199
3.00% 6/1/24	140,000	148,446
3.38% 6/1/29	165,000	181,741
3.63% 5/15/25	510,000	556,869
5.38% 4/15/34	100,000	132,976
6.38% 5/15/38	450,000	663,881
Johnson & Johnson
0.55% 9/1/25	250,000	247,848
0.95% 9/1/27	155,000	151,915
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.05% 3/1/23	150,000	$ 153,479
2.10% 9/1/40	335,000	314,971
2.45% 3/1/26	150,000	159,710
2.45% 9/1/60	165,000	153,913
2.63% 1/15/25	150,000	159,466
2.90% 1/15/28	550,000	596,281
2.95% 3/3/27	200,000	218,678
3.40% 1/15/38	150,000	168,463
3.50% 1/15/48	95,000	110,311
3.55% 3/1/36	70,000	80,672
3.70% 3/1/46	80,000	93,943
3.75% 3/3/47	200,000	237,848
4.38% 12/5/33	183,000	225,116
4.85% 5/15/41	100,000	132,657
5.85% 7/15/38	100,000	145,112
McKesson
0.90% 12/3/25	145,000	142,698
2.70% 12/15/22	100,000	102,178
Mead Johnson Nutrition
4.13% 11/15/25	95,000	105,788
5.90% 11/1/39	50,000	70,373
Merck & Co.
0.75% 2/24/26	515,000	508,080
1.45% 6/24/30	105,000	101,418
2.35% 6/24/40	145,000	138,020
2.45% 6/24/50	100,000	93,135
2.75% 2/10/25	400,000	423,488
2.80% 5/18/23	250,000	259,841
2.90% 3/7/24	90,000	95,379
3.40% 3/7/29	200,000	221,394
3.60% 9/15/42	100,000	113,244
3.90% 3/7/39	200,000	233,393
4.00% 3/7/49	135,000	162,446
4.15% 5/18/43	242,000	294,139
Mylan
3.95% 6/15/26	250,000	275,400
4.55% 4/15/28	150,000	171,208
5.20% 4/15/48	150,000	184,667
5.25% 6/15/46	160,000	195,706
5.40% 11/29/43	133,000	164,433
Novartis Capital
1.75% 2/14/25	150,000	154,165
2.00% 2/14/27	150,000	155,039
2.20% 8/14/30	150,000	153,791
2.75% 8/14/50	100,000	100,635
3.00% 11/20/25	250,000	269,992
3.10% 5/17/27	125,000	136,021
3.40% 5/6/24	250,000	268,165
3.70% 9/21/42	150,000	173,938
4.40% 5/6/44	250,000	318,734
Pfizer
0.80% 5/28/25	125,000	124,545
1.70% 5/28/30	125,000	123,270

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
1.75% 8/18/31	100,000	$ 97,730
2.55% 5/28/40	700,000	695,262
2.70% 5/28/50	115,000	113,121
2.75% 6/3/26	150,000	161,486
2.95% 3/15/24	150,000	158,671
3.00% 6/15/23	200,000	208,907
3.20% 9/15/23	150,000	157,764
3.45% 3/15/29	250,000	278,222
3.60% 9/15/28	250,000	281,324
3.90% 3/15/39	50,000	58,512
4.00% 12/15/36	100,000	118,766
4.00% 3/15/49	200,000	241,971
4.10% 9/15/38	150,000	179,305
4.20% 9/15/48	100,000	124,357
7.20% 3/15/39	300,000	480,788
Sanofi
3.38% 6/19/23	150,000	157,480
3.63% 6/19/28	150,000	170,721
Shire Acquisitions Investments Ireland
2.88% 9/23/23	300,000	312,749
3.20% 9/23/26	300,000	323,600
Takeda Pharmaceutical
2.05% 3/31/30	600,000	590,589
3.03% 7/9/40	200,000	203,060
3.18% 7/9/50	200,000	202,675
3.38% 7/9/60	200,000	208,758
5.00% 11/26/28	200,000	238,942
Upjohn
2.70% 6/22/30	95,000	96,035
4.00% 6/22/50	95,000	100,972
Viatris 1.65% 6/22/25	180,000	181,801
Wyeth
5.95% 4/1/37	350,000	492,630
6.00% 2/15/36	100,000	141,309
6.50% 2/1/34	100,000	143,021
Zoetis
3.00% 9/12/27	100,000	107,667
3.00% 5/15/50	145,000	146,029
3.25% 2/1/23	163,000	167,979
3.90% 8/20/28	50,000	56,186
3.95% 9/12/47	100,000	116,237
4.45% 8/20/48	50,000	62,822
4.50% 11/13/25	200,000	225,117
4.70% 2/1/43	150,000	190,846
		47,650,635
Pipelines–0.96%
Boardwalk Pipelines
3.38% 2/1/23	100,000	102,735
3.40% 2/15/31	45,000	47,288
4.45% 7/15/27	70,000	78,896
4.95% 12/15/24	50,000	55,324
5.95% 6/1/26	50,000	58,521
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings
3.70% 11/15/29	230,000	$ 249,596
5.13% 6/30/27	500,000	578,053
Columbia Pipeline Group
4.50% 6/1/25	250,000	277,492
5.80% 6/1/45	100,000	136,436
Enable Midstream Partners
3.90% 5/15/24	200,000	212,348
4.40% 3/15/27	100,000	110,784
5.00% 5/15/44	70,000	76,718
Enbridge
3.40% 8/1/51	140,000	141,044
3.50% 6/10/24	100,000	106,607
3.70% 7/15/27	200,000	219,821
4.00% 10/1/23	150,000	158,863
4.25% 12/1/26	100,000	112,427
4.50% 6/10/44	100,000	116,458
5.50% 12/1/46	100,000	134,155
Enbridge Energy Partners 7.50% 4/15/38	300,000	445,726
Energy Transfer LP 6.00% 6/15/48	100,000	126,895
Energy Transfer Operating
2.90% 5/15/25	95,000	99,578
3.60% 2/1/23	100,000	103,101
3.75% 5/15/30	105,000	113,459
4.05% 3/15/25	100,000	107,873
4.20% 9/15/23	50,000	53,107
4.20% 4/15/27	150,000	165,872
4.75% 1/15/26	400,000	447,055
4.95% 6/15/28	75,000	86,052
5.00% 5/15/50	315,000	363,423
5.15% 3/15/45	150,000	171,692
5.25% 4/15/29	500,000	586,085
5.30% 4/15/47	150,000	175,723
5.80% 6/15/38	100,000	122,325
5.95% 10/1/43	125,000	152,433
6.50% 2/1/42	150,000	194,883
7.50% 7/1/38	200,000	277,809
Enterprise Products Operating
2.80% 1/31/30	105,000	109,705
3.13% 7/31/29	150,000	161,098
3.20% 2/15/52	350,000	338,687
3.30% 2/15/53	85,000	82,896
3.35% 3/15/23	350,000	362,525
3.70% 2/15/26	150,000	164,644
3.75% 2/15/25	340,000	368,850
3.90% 2/15/24	200,000	213,442
3.95% 2/15/27	245,000	272,682
4.15% 10/16/28	100,000	113,766
4.20% 1/31/50	100,000	112,654
4.25% 2/15/48	90,000	101,940
4.45% 2/15/43	125,000	143,956
4.80% 2/1/49	100,000	122,419

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
4.85% 8/15/42	200,000	$ 241,599
4.85% 3/15/44	125,000	150,310
4.90% 5/15/46	100,000	122,726
5.70% 2/15/42	150,000	198,695
5.95% 2/1/41	100,000	135,622
6.13% 10/15/39	50,000	68,918
7.55% 4/15/38	100,000	152,934
Kinder Morgan
2.00% 2/15/31	140,000	134,938
3.15% 1/15/23	250,000	258,176
3.25% 8/1/50	145,000	139,763
3.60% 2/15/51	200,000	202,129
4.30% 6/1/25	200,000	220,879
4.30% 3/1/28	200,000	226,694
5.20% 3/1/48	150,000	187,235
5.55% 6/1/45	200,000	254,758
Kinder Morgan Energy Partners
3.50% 9/1/23	200,000	209,715
5.00% 3/1/43	250,000	295,340
5.80% 3/15/35	150,000	192,697
6.50% 9/1/39	100,000	138,341
6.55% 9/15/40	200,000	276,967
7.75% 3/15/32	200,000	286,512
Magellan Midstream Partners
3.95% 3/1/50	155,000	164,612
4.20% 10/3/47	100,000	109,601
4.25% 9/15/46	180,000	199,568
5.00% 3/1/26	100,000	114,082
MPLX
1.75% 3/1/26	70,000	70,431
2.65% 8/15/30	390,000	391,339
3.38% 3/15/23	275,000	285,556
3.50% 12/1/22	40,000	41,265
4.00% 3/15/28	175,000	193,250
4.13% 3/1/27	165,000	184,234
4.25% 12/1/27	50,000	56,180
4.50% 4/15/38	290,000	323,738
4.70% 4/15/48	115,000	132,776
4.88% 12/1/24	500,000	553,824
4.90% 4/15/58	50,000	58,054
5.20% 3/1/47	165,000	200,127
5.20% 12/1/47	90,000	109,272
ONEOK
2.20% 9/15/25	100,000	102,165
2.75% 9/1/24	150,000	157,222
3.10% 3/15/30	100,000	104,381
3.40% 9/1/29	150,000	159,972
4.00% 7/13/27	85,000	94,205
4.45% 9/1/49	60,000	67,064
4.50% 3/15/50	100,000	110,876
4.55% 7/15/28	150,000	170,211
4.95% 7/13/47	100,000	118,212
5.20% 7/15/48	75,000	90,815
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners
3.38% 10/1/22	150,000	$ 153,134
4.90% 3/15/25	100,000	110,892
6.13% 2/1/41	100,000	128,552
6.20% 9/15/43	178,000	230,649
6.65% 10/1/36	100,000	134,172
Phillips 66 Partners
2.45% 12/15/24	100,000	103,747
3.15% 12/15/29	100,000	104,516
3.55% 10/1/26	100,000	107,746
3.75% 3/1/28	50,000	54,135
4.68% 2/15/45	40,000	45,998
4.90% 10/1/46	100,000	118,708
Plains All American Pipeline
4.30% 1/31/43	100,000	102,685
4.50% 12/15/26	100,000	111,807
4.65% 10/15/25	200,000	221,636
4.70% 6/15/44	600,000	643,920
5.15% 6/1/42	200,000	224,540
6.65% 1/15/37	125,000	164,066
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	78,155
4.50% 5/15/30	255,000	293,916
5.63% 3/1/25	545,000	618,546
5.75% 5/15/24	545,000	606,971
Spectra Energy Partners
3.38% 10/15/26	145,000	157,113
4.50% 3/15/45	50,000	58,675
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	205,798
3.90% 7/15/26	100,000	109,174
4.00% 10/1/27	245,000	270,299
5.30% 4/1/44	200,000	231,720
5.40% 10/1/47	245,000	291,946
5.95% 12/1/25	100,000	115,979
TC PipeLines 4.38% 3/13/25	150,000	163,277
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	215,715
TransCanada PipeLines
3.75% 10/16/23	150,000	158,272
4.25% 5/15/28	150,000	170,769
4.63% 3/1/34	200,000	235,586
4.75% 5/15/38	150,000	178,539
4.88% 1/15/26	100,000	114,405
4.88% 5/15/48	150,000	189,235
5.10% 3/15/49	150,000	196,012
6.10% 6/1/40	100,000	135,624
7.25% 8/15/38	100,000	148,892
7.63% 1/15/39	250,000	386,765
Transcontinental Gas Pipe Line
3.25% 5/15/30	100,000	106,900
3.95% 5/15/50	200,000	224,268
4.00% 3/15/28	100,000	111,769
4.45% 8/1/42	100,000	116,948

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line (continued)
4.60% 3/15/48	100,000	$ 121,295
Valero Energy Partners
4.38% 12/15/26	85,000	95,155
4.50% 3/15/28	100,000	112,890
Williams
2.60% 3/15/31	135,000	136,822
3.50% 11/15/30	650,000	706,134
3.70% 1/15/23	65,000	67,133
3.75% 6/15/27	250,000	275,289
4.30% 3/4/24	195,000	209,345
4.55% 6/24/24	245,000	267,284
4.85% 3/1/48	70,000	85,582
5.75% 6/24/44	95,000	125,129
6.30% 4/15/40	470,000	640,667
		29,388,797
Private Equity–0.00%
Brookfield Asset Management 4.00% 1/15/25	150,000	162,969
		162,969
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	342,124
		342,124
Real Estate Investment Trusts–1.06%
Alexandria Real Estate Equities
2.00% 5/18/32	125,000	121,172
2.75% 12/15/29	100,000	103,873
3.00% 5/18/51	250,000	243,224
3.38% 8/15/31	60,000	65,301
3.45% 4/30/25	100,000	108,071
3.95% 1/15/27	25,000	27,825
3.95% 1/15/28	100,000	112,257
4.00% 2/1/50	100,000	115,757
4.30% 1/15/26	250,000	277,142
4.50% 7/30/29	110,000	127,725
American Campus Communities Operating Partnership
2.85% 2/1/30	70,000	71,910
3.63% 11/15/27	55,000	60,046
3.88% 1/30/31	35,000	39,035
4.13% 7/1/24	100,000	108,541
American Homes 4 Rent 2.38% 7/15/31	80,000	79,247
American Tower
0.60% 1/15/24	40,000	39,920
1.30% 9/15/25	25,000	25,005
1.50% 1/31/28	50,000	48,433
1.60% 4/15/26	100,000	100,408
1.88% 10/15/30	250,000	240,091
2.10% 6/15/30	25,000	24,464
2.70% 4/15/31	100,000	102,254
2.95% 1/15/25	100,000	105,611
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower (continued)
2.95% 1/15/51	50,000	$ 47,155
3.00% 6/15/23	100,000	104,119
3.10% 6/15/50	300,000	293,660
3.13% 1/15/27	200,000	213,144
3.38% 10/15/26	200,000	216,421
3.50% 1/31/23	250,000	260,229
3.60% 1/15/28	100,000	108,873
3.80% 8/15/29	265,000	293,858
4.00% 6/1/25	100,000	109,129
5.00% 2/15/24	100,000	109,869
AvalonBay Communities
2.45% 1/15/31	105,000	107,677
2.90% 10/15/26	50,000	53,599
3.20% 1/15/28	85,000	91,774
3.30% 6/1/29	60,000	65,449
3.45% 6/1/25	100,000	108,069
3.50% 11/15/24	200,000	215,455
3.50% 11/15/25	50,000	54,125
3.90% 10/15/46	50,000	58,706
4.15% 7/1/47	50,000	60,747
Boston Properties
2.45% 10/1/33	100,000	97,322
2.55% 4/1/32	400,000	399,431
2.75% 10/1/26	300,000	316,466
3.20% 1/15/25	100,000	106,174
3.40% 6/21/29	150,000	162,491
3.65% 2/1/26	100,000	109,016
3.85% 2/1/23	125,000	129,617
4.50% 12/1/28	70,000	80,609
Brandywine Operating Partnership
3.95% 2/15/23	50,000	51,866
3.95% 11/15/27	50,000	54,393
Brixmor Operating Partnership
3.85% 2/1/25	70,000	75,670
3.90% 3/15/27	100,000	109,716
4.05% 7/1/30	300,000	334,994
4.13% 6/15/26	50,000	55,376
Camden Property Trust
3.15% 7/1/29	125,000	135,021
3.35% 11/1/49	40,000	43,480
CC Holdings 3.85% 4/15/23	150,000	157,451
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	105,772
Corporate Office Properties
2.25% 3/15/26	90,000	92,206
2.75% 4/15/31	100,000	101,014
Crown Castle International
1.05% 7/15/26	200,000	195,738
2.10% 4/1/31	200,000	192,537
2.25% 1/15/31	40,000	39,091
2.90% 4/1/41	200,000	192,783
3.15% 7/15/23	110,000	114,840

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International (continued)
3.20% 9/1/24	105,000	$ 111,741
3.25% 1/15/51	150,000	148,044
3.65% 9/1/27	140,000	153,926
3.70% 6/15/26	365,000	398,403
3.80% 2/15/28	150,000	164,952
4.00% 3/1/27	40,000	44,487
4.45% 2/15/26	365,000	408,749
4.75% 5/15/47	25,000	30,571
5.20% 2/15/49	100,000	128,581
CubeSmart
2.00% 2/15/31	160,000	155,589
3.00% 2/15/30	100,000	105,206
3.13% 9/1/26	50,000	53,190
4.38% 12/15/23	65,000	69,633
4.38% 2/15/29	30,000	34,161
CyrusOne
2.15% 11/1/30	250,000	234,920
2.90% 11/15/24	75,000	78,598
3.45% 11/15/29	85,000	88,527
Digital Realty Trust
3.60% 7/1/29	65,000	71,115
3.70% 8/15/27	100,000	111,156
4.75% 10/1/25	100,000	112,587
Duke Realty
1.75% 7/1/30	100,000	95,917
3.75% 12/1/24	250,000	269,777
Equinix
1.00% 9/15/25	250,000	246,567
1.25% 7/15/25	55,000	54,777
1.55% 3/15/28	125,000	122,202
2.15% 7/15/30	55,000	53,938
2.63% 11/18/24	125,000	130,905
2.90% 11/18/26	90,000	95,444
2.95% 9/15/51	250,000	234,730
3.00% 7/15/50	45,000	42,679
3.20% 11/18/29	90,000	95,484
ERP Operating
2.50% 2/15/30	100,000	103,048
2.85% 11/1/26	140,000	148,858
3.00% 7/1/29	100,000	106,718
3.38% 6/1/25	100,000	107,437
4.15% 12/1/28	100,000	114,012
4.50% 7/1/44	150,000	187,867
4.50% 6/1/45	50,000	63,008
Essex Portfolio
1.65% 1/15/31	250,000	233,657
1.70% 3/1/28	210,000	205,947
3.00% 1/15/30	100,000	105,423
3.25% 5/1/23	100,000	103,649
3.38% 4/15/26	50,000	53,935
3.63% 5/1/27	200,000	219,096
4.00% 3/1/29	100,000	112,210
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage 2.35% 3/15/32	180,000	$ 175,842
Federal Realty Investment Trust
1.25% 2/15/26	50,000	49,571
3.25% 7/15/27	100,000	107,578
3.95% 1/15/24	100,000	106,633
4.50% 12/1/44	100,000	119,341
GLP Capital
3.35% 9/1/24	85,000	89,630
4.00% 1/15/30	95,000	102,013
4.00% 1/15/31	50,000	53,930
5.25% 6/1/25	75,000	83,631
5.38% 11/1/23	75,000	81,065
5.38% 4/15/26	145,000	164,858
5.75% 6/1/28	75,000	87,994
Healthcare Realty Trust
2.05% 3/15/31	155,000	150,639
2.40% 3/15/30	100,000	100,352
Healthcare Trust of America Holdings
2.00% 3/15/31	110,000	105,462
3.10% 2/15/30	50,000	52,577
3.50% 8/1/26	95,000	102,971
3.75% 7/1/27	50,000	55,291
Healthpeak Properties
1.35% 2/1/27	200,000	197,789
3.00% 1/15/30	150,000	158,225
Highwoods Realty
2.60% 2/1/31	65,000	65,407
3.88% 3/1/27	60,000	66,346
4.20% 4/15/29	100,000	111,925
Host Hotels & Resorts
3.38% 12/15/29	150,000	154,388
3.50% 9/15/30	70,000	72,716
Hudson Pacific Properties
3.95% 11/1/27	25,000	27,346
4.65% 4/1/29	100,000	114,765
Kilroy Realty
2.50% 11/15/32	50,000	49,230
3.05% 2/15/30	100,000	104,818
3.45% 12/15/24	100,000	106,732
4.25% 8/15/29	150,000	169,342
Kimco Realty
2.25% 12/1/31	70,000	68,383
2.70% 3/1/24	100,000	104,165
2.80% 10/1/26	100,000	106,065
3.30% 2/1/25	120,000	127,934
3.40% 11/1/22	50,000	51,364
3.80% 4/1/27	100,000	111,232
4.13% 12/1/46	100,000	114,018
4.45% 9/1/47	100,000	121,027
Kite Realty Group 4.00% 10/1/26	50,000	53,856
Life Storage
2.20% 10/15/30	235,000	233,024

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Life Storage (continued)
3.50% 7/1/26	100,000	$ 109,035
4.00% 6/15/29	100,000	112,020
Mid-America Apartments
1.70% 2/15/31	50,000	47,444
3.75% 6/15/24	100,000	107,228
3.95% 3/15/29	100,000	112,555
4.00% 11/15/25	50,000	54,906
4.20% 6/15/28	100,000	114,393
4.30% 10/15/23	50,000	53,258
National Health Investors 3.00% 2/1/31	25,000	24,305
National Retail Properties
2.50% 4/15/30	150,000	152,008
3.00% 4/15/52	50,000	47,323
3.10% 4/15/50	150,000	144,595
3.50% 4/15/51	90,000	93,641
3.60% 12/15/26	100,000	108,768
4.00% 11/15/25	65,000	71,886
Office Properties Income Trust
4.25% 5/15/24	250,000	265,509
4.50% 2/1/25	250,000	267,977
Omega Healthcare Investors
3.25% 4/15/33	150,000	148,646
3.38% 2/1/31	50,000	50,909
3.63% 10/1/29	100,000	105,214
4.38% 8/1/23	11,000	11,646
4.50% 4/1/27	200,000	222,852
4.95% 4/1/24	57,000	62,003
5.25% 1/15/26	100,000	113,535
Physicians Realty
3.95% 1/15/28	100,000	109,808
4.30% 3/15/27	50,000	56,562
Piedmont Operating Partnership
2.75% 4/1/32	35,000	34,406
3.15% 8/15/30	200,000	205,562
Prologis
1.25% 10/15/30	115,000	107,703
1.63% 3/15/31	200,000	192,202
2.13% 4/15/27	50,000	51,751
2.13% 10/15/50	85,000	72,577
2.25% 4/15/30	95,000	96,706
3.00% 4/15/50	50,000	51,009
3.88% 9/15/28	65,000	73,673
4.38% 2/1/29	125,000	145,445
4.38% 9/15/48	50,000	63,195
Public Storage
0.88% 2/15/26	125,000	123,478
3.09% 9/15/27	60,000	65,562
3.39% 5/1/29	65,000	71,485
Realty Income
0.75% 3/15/26	195,000	190,344
1.80% 3/15/33	125,000	118,302
3.88% 7/15/24	65,000	70,489
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realtyome
3.25% 6/15/29	250,000	$ 271,166
3.65% 1/15/28	100,000	110,765
4.65% 8/1/23	100,000	106,637
4.65% 3/15/47	100,000	128,883
Regency Centers
3.60% 2/1/27	160,000	176,249
3.70% 6/15/30	105,000	115,898
4.13% 3/15/28	100,000	111,998
4.40% 2/1/47	165,000	193,196
Retail Properties of America 4.75% 9/15/30	250,000	274,932
Sabra Health Care
3.90% 10/15/29	100,000	105,341
4.80% 6/1/24	50,000	55,059
Simon Property Group
1.38% 1/15/27	50,000	49,470
1.75% 2/1/28	250,000	248,124
2.00% 9/13/24	100,000	103,506
2.20% 2/1/31	250,000	246,312
2.25% 1/15/32	50,000	48,883
2.45% 9/13/29	150,000	153,235
2.65% 7/15/30	200,000	206,156
3.25% 11/30/26	100,000	108,349
3.25% 9/13/49	100,000	100,983
3.38% 10/1/24	100,000	107,025
3.38% 6/15/27	200,000	218,386
4.25% 11/30/46	100,000	116,686
6.75% 2/1/40	300,000	445,750
SITE Centers
4.25% 2/1/26	100,000	108,218
4.70% 6/1/27	100,000	112,630
SL Green Operating Partnership 3.25% 10/15/22	60,000	61,485
SL Green Realty 4.50% 12/1/22	100,000	103,368
Spirit Realty
2.10% 3/15/28	100,000	99,480
2.70% 2/15/32	125,000	123,929
3.20% 1/15/27	100,000	106,591
3.40% 1/15/30	100,000	106,258
4.00% 7/15/29	45,000	49,853
STORE Capital
2.75% 11/18/30	50,000	50,232
4.50% 3/15/28	50,000	56,371
4.63% 3/15/29	100,000	113,289
Sun Communities Operating
2.30% 11/1/28	65,000	65,121
2.70% 7/15/31	40,000	40,419
Tanger Properties
3.13% 9/1/26	50,000	52,323
3.88% 7/15/27	100,000	108,008
UDR
1.90% 3/15/33	50,000	46,436

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
UDR (continued)
2.10% 8/1/32	25,000	$ 23,980
2.10% 6/15/33	200,000	190,635
2.95% 9/1/26	50,000	53,080
3.20% 1/15/30	200,000	214,157
3.50% 1/15/28	100,000	108,630
Ventas Realty
3.00% 1/15/30	100,000	104,025
3.75% 5/1/24	150,000	159,585
3.85% 4/1/27	100,000	110,783
4.00% 3/1/28	100,000	111,232
4.13% 1/15/26	156,000	172,326
4.40% 1/15/29	150,000	171,497
4.88% 4/15/49	50,000	62,490
VEREIT Operating Partnership
2.20% 6/15/28	65,000	65,774
2.85% 12/15/32	95,000	98,692
3.10% 12/15/29	100,000	106,441
3.95% 8/15/27	80,000	89,675
4.60% 2/6/24	75,000	80,938
4.88% 6/1/26	95,000	108,828
Vornado Realty 3.50% 1/15/25	100,000	106,297
Welltower
2.70% 2/15/27	50,000	52,813
2.75% 1/15/31	105,000	108,206
2.80% 6/1/31	200,000	206,024
3.10% 1/15/30	55,000	58,154
3.63% 3/15/24	80,000	85,298
4.25% 4/1/26	200,000	223,282
4.25% 4/15/28	50,000	56,757
4.95% 9/1/48	50,000	64,079
6.50% 3/15/41	250,000	358,598
Weyerhaeuser 7.38% 3/15/32	250,000	356,005
WP Carey
2.25% 4/1/33	50,000	47,766
2.40% 2/1/31	50,000	49,349
4.25% 10/1/26	100,000	112,171
4.60% 4/1/24	100,000	108,489
		32,398,311
Retail–0.69%
Advance Auto Parts 1.75% 10/1/27	40,000	39,825
AutoNation
3.50% 11/15/24	100,000	107,200
3.80% 11/15/27	100,000	109,751
4.50% 10/1/25	45,000	49,883
AutoZone
1.65% 1/15/31	85,000	80,739
2.88% 1/15/23	100,000	102,539
3.13% 4/18/24	100,000	105,837
3.13% 4/21/26	75,000	80,759
3.75% 6/1/27	150,000	167,136
3.75% 4/18/29	100,000	111,070
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Best Buy 1.95% 10/1/30	250,000	$ 243,426
Costco Wholesale
1.38% 6/20/27	500,000	503,432
3.00% 5/18/27	250,000	273,267
Darden Restaurants 4.55% 2/15/48	35,000	40,409
Dollar General
3.25% 4/15/23	200,000	207,368
3.88% 4/15/27	100,000	111,548
4.13% 5/1/28	70,000	79,438
4.15% 11/1/25	75,000	83,230
Dollar Tree
3.70% 5/15/23	155,000	162,474
4.20% 5/15/28	165,000	185,845
Genuine Parts 1.88% 11/1/30	55,000	52,539
Home Depot
0.90% 3/15/28	80,000	76,612
1.38% 3/15/31	250,000	237,090
1.50% 9/15/28	150,000	148,373
1.88% 9/15/31	65,000	63,812
2.13% 9/15/26	155,000	162,072
2.38% 3/15/51	250,000	225,700
2.70% 4/1/23	150,000	154,564
2.70% 4/15/30	200,000	211,613
2.75% 9/15/51	150,000	146,067
2.80% 9/14/27	200,000	215,934
3.00% 4/1/26	125,000	134,847
3.13% 12/15/49	250,000	260,631
3.35% 9/15/25	265,000	288,492
3.35% 4/15/50	400,000	432,750
3.50% 9/15/56	135,000	150,971
3.75% 2/15/24	200,000	214,185
3.90% 12/6/28	60,000	68,649
3.90% 6/15/47	150,000	176,502
4.20% 4/1/43	150,000	179,385
4.25% 4/1/46	100,000	122,515
4.50% 12/6/48	200,000	256,596
4.88% 2/15/44	96,000	125,646
5.40% 9/15/40	100,000	136,904
5.88% 12/16/36	350,000	493,674
5.95% 4/1/41	100,000	142,881
Kohl S Corporation 3.38% 5/1/31	110,000	113,199
Kohl's 5.55% 7/17/45	50,000	59,872
Lowe's Companies
1.30% 4/15/28	65,000	63,234
1.70% 9/15/28	50,000	49,562
1.70% 10/15/30	65,000	62,145
2.63% 4/1/31	250,000	256,250
2.80% 9/15/41	100,000	97,276
3.00% 10/15/50	850,000	828,860
3.10% 5/3/27	250,000	270,526
3.38% 9/15/25	120,000	129,805
3.50% 4/1/51	125,000	133,850

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Companies (continued)
3.65% 4/5/29	170,000	$ 188,220
3.70% 4/15/46	200,000	218,466
3.88% 9/15/23	200,000	211,757
4.05% 5/3/47	147,000	168,766
4.50% 4/15/30	400,000	468,896
McDonald's
1.45% 9/1/25	55,000	55,818
2.13% 3/1/30	65,000	65,606
3.25% 6/10/24	300,000	320,132
3.35% 4/1/23	155,000	161,443
3.38% 5/26/25	150,000	161,408
3.50% 3/1/27	150,000	164,828
3.63% 5/1/43	100,000	110,392
3.63% 9/1/49	50,000	54,519
3.70% 1/30/26	500,000	549,704
3.80% 4/1/28	200,000	223,522
4.45% 3/1/47	225,000	274,471
4.45% 9/1/48	40,000	49,115
4.60% 5/26/45	94,000	115,544
4.70% 12/9/35	270,000	333,358
4.88% 12/9/45	275,000	349,649
6.30% 3/1/38	50,000	71,432
O'Reilly Automotive
1.75% 3/15/31	225,000	215,548
3.55% 3/15/26	150,000	164,352
3.60% 9/1/27	100,000	111,133
3.90% 6/1/29	100,000	112,043
4.35% 6/1/28	100,000	114,747
Ross Stores
0.88% 4/15/26	100,000	98,356
1.88% 4/15/31	100,000	96,495
Starbucks
2.45% 6/15/26	100,000	105,077
2.55% 11/15/30	200,000	205,440
3.10% 3/1/23	150,000	155,396
3.50% 3/1/28	150,000	164,735
3.50% 11/15/50	200,000	212,314
3.55% 8/15/29	200,000	221,570
3.75% 12/1/47	70,000	76,181
3.80% 8/15/25	150,000	164,561
3.85% 10/1/23	100,000	105,892
4.00% 11/15/28	150,000	170,490
4.30% 6/15/45	105,000	122,853
4.45% 8/15/49	200,000	244,540
4.50% 11/15/48	80,000	97,947
Target
2.35% 2/15/30	60,000	62,101
2.50% 4/15/26	100,000	106,742
3.38% 4/15/29	200,000	222,387
TJX
2.25% 9/15/26	250,000	262,386
2.50% 5/15/23	100,000	102,969
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
TJX Companies
1.15% 5/15/28	50,000	$ 48,966
1.60% 5/15/31	50,000	48,174
Walgreens Boots Alliance
3.45% 6/1/26	45,000	48,806
3.80% 11/18/24	700,000	757,492
Walmart
1.05% 9/17/26	135,000	134,968
1.80% 9/22/31	55,000	54,528
2.35% 12/15/22	150,000	153,176
2.38% 9/24/29	6,000	6,349
2.50% 9/22/41	110,000	109,521
2.55% 4/11/23	300,000	308,701
2.65% 9/22/51	80,000	79,633
2.85% 7/8/24	115,000	121,929
3.05% 7/8/26	85,000	92,324
3.25% 7/8/29	780,000	866,654
3.40% 6/26/23	350,000	367,966
3.55% 6/26/25	250,000	273,309
		21,294,556
Savings & Loans–0.00%
People's United Financial 3.65% 12/6/22	150,000	154,180
		154,180
Semiconductors–0.56%
Analog Devices
1.70% 10/1/28	45,000	45,095
2.10% 10/1/31	60,000	60,128
2.80% 10/1/41	50,000	50,006
2.95% 10/1/51	55,000	54,981
3.13% 12/5/23	150,000	157,724
3.50% 12/5/26	150,000	165,216
3.90% 12/15/25	60,000	66,586
5.30% 12/15/45	100,000	133,863
Applied Materials
1.75% 6/1/30	30,000	29,536
3.30% 4/1/27	80,000	87,928
3.90% 10/1/25	70,000	77,547
4.35% 4/1/47	70,000	87,776
5.10% 10/1/35	70,000	91,550
5.85% 6/15/41	350,000	511,802
Broadcom
1.95% 2/15/28	165,000	162,921
2.45% 2/15/31	400,000	387,371
2.60% 2/15/33	400,000	384,235
3.15% 11/15/25	660,000	705,396
3.42% 4/15/33	845,000	874,720
3.50% 1/15/28	400,000	434,544
3.50% 2/15/41	135,000	133,392
3.75% 2/15/51	80,000	79,832
3.88% 1/15/27	250,000	274,730
4.11% 9/15/28	633,000	704,296

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom (continued)
4.15% 11/15/30	200,000	$ 221,595
4.25% 4/15/26	250,000	277,849
4.30% 11/15/32	115,000	128,873
4.75% 4/15/29	500,000	574,225
Intel
2.60% 5/19/26	150,000	159,978
2.70% 12/15/22	150,000	154,346
2.88% 5/11/24	400,000	422,921
3.25% 11/15/49	165,000	171,018
3.40% 3/25/25	400,000	432,274
3.70% 7/29/25	365,000	399,489
3.73% 12/8/47	200,000	223,116
3.90% 3/25/30	500,000	573,558
4.00% 12/15/32	250,000	295,223
4.10% 5/19/46	150,000	175,706
4.75% 3/25/50	500,000	653,347
4.95% 3/25/60	300,000	420,467
KLA
3.30% 3/1/50	75,000	78,910
4.65% 11/1/24	300,000	330,905
Lam Research
1.90% 6/15/30	50,000	49,849
2.88% 6/15/50	35,000	35,097
3.13% 6/15/60	240,000	248,212
3.75% 3/15/26	100,000	110,932
4.00% 3/15/29	85,000	97,563
4.88% 3/15/49	50,000	67,399
Marvell Technology
1.65% 4/15/26	65,000	65,099
2.45% 4/15/28	65,000	66,220
2.95% 4/15/31	60,000	61,674
4.20% 6/22/23	100,000	105,594
4.88% 6/22/28	100,000	115,509
Maxim Integrated Products 3.38% 3/15/23	100,000	103,426
Micron Technology
4.19% 2/15/27	75,000	84,330
4.64% 2/6/24	30,000	32,537
4.98% 2/6/26	100,000	114,348
5.33% 2/6/29	100,000	118,915
NVIDIA
3.20% 9/16/26	200,000	218,913
3.50% 4/1/50	600,000	672,260
NXP
2.70% 5/1/25	40,000	41,778
3.15% 5/1/27	65,000	69,313
3.40% 5/1/30	85,000	92,264
4.88% 3/1/24	100,000	109,072
5.35% 3/1/26	100,000	115,635
5.55% 12/1/28	65,000	78,848
QUALCOMM
2.15% 5/20/30	200,000	203,044
2.60% 1/30/23	300,000	308,427
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM (continued)
2.90% 5/20/24	200,000	$ 211,378
3.25% 5/20/27	200,000	219,380
3.25% 5/20/50	90,000	96,374
3.45% 5/20/25	300,000	325,108
4.65% 5/20/35	200,000	249,070
4.80% 5/20/45	200,000	262,881
Texas Instruments
2.25% 5/1/23	250,000	256,529
2.25% 9/4/29	65,000	67,479
2.63% 5/15/24	48,000	50,326
3.88% 3/15/39	55,000	64,873
4.15% 5/15/48	300,000	372,099
Xilinx
2.38% 6/1/30	100,000	102,026
2.95% 6/1/24	100,000	105,416
		17,224,172
Software–0.80%
Activision Blizzard
3.40% 9/15/26	100,000	108,915
3.40% 6/15/27	45,000	49,188
4.50% 6/15/47	60,000	73,062
Adobe
1.70% 2/1/23	40,000	40,745
1.90% 2/1/25	65,000	67,125
2.15% 2/1/27	65,000	68,104
2.30% 2/1/30	390,000	403,397
3.25% 2/1/25	95,000	101,971
Autodesk
2.85% 1/15/30	55,000	57,350
3.50% 6/15/27	100,000	109,592
4.38% 6/15/25	100,000	110,451
Broadridge Financial Solutions 2.90% 12/1/29	150,000	156,923
Cadence Design Systems 4.38% 10/15/24	75,000	81,783
Citrix Systems
1.25% 3/1/26	135,000	132,795
3.30% 3/1/30	500,000	510,636
4.50% 12/1/27	100,000	110,675
Electronic Arts
1.85% 2/15/31	120,000	116,049
2.95% 2/15/51	85,000	81,639
4.80% 3/1/26	100,000	113,760
Fidelity National Information Services
0.38% 3/1/23	60,000	60,033
0.60% 3/1/24	50,000	49,925
1.15% 3/1/26	80,000	79,304
1.65% 3/1/28	55,000	54,302
2.25% 3/1/31	150,000	148,889
3.10% 3/1/41	25,000	25,321
Fiserv
2.25% 6/1/27	500,000	515,724

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fiserv (continued)
2.65% 6/1/30	500,000	$ 511,623
2.75% 7/1/24	300,000	315,924
3.20% 7/1/26	65,000	70,177
3.50% 10/1/22	150,000	153,484
3.50% 7/1/29	180,000	196,010
3.85% 6/1/25	150,000	163,635
4.40% 7/1/49	140,000	167,628
Intuit 0.95% 7/15/25	65,000	64,925
Microsoft
2.00% 8/8/23	250,000	257,388
2.38% 5/1/23	150,000	154,278
2.40% 8/8/26	850,000	902,938
2.53% 6/1/50	574,000	552,335
2.65% 11/3/22	200,000	204,349
2.68% 6/1/60	782,000	758,119
2.88% 2/6/24	515,000	541,991
2.92% 3/17/52	1,280,000	1,323,261
3.04% 3/17/62	166,000	175,351
3.13% 11/3/25	200,000	216,824
3.30% 2/6/27	500,000	553,008
3.45% 8/8/36	596,000	682,018
3.63% 12/15/23	300,000	319,186
Oracle
1.65% 3/25/26	225,000	228,197
2.30% 3/25/28	250,000	255,618
2.40% 9/15/23	150,000	155,191
2.50% 4/1/25	1,000,000	1,046,124
2.63% 2/15/23	70,000	72,087
2.88% 3/25/31	240,000	246,959
2.95% 11/15/24	150,000	159,055
2.95% 4/1/30	500,000	523,768
3.25% 11/15/27	200,000	217,009
3.60% 4/1/40	1,000,000	1,037,011
3.60% 4/1/50	1,000,000	1,001,198
3.65% 3/25/41	400,000	413,696
3.80% 11/15/37	90,000	97,122
3.85% 7/15/36	150,000	162,965
3.85% 4/1/60	700,000	711,310
3.90% 5/15/35	355,000	390,804
3.95% 3/25/51	405,000	427,121
4.00% 7/15/46	150,000	158,907
4.00% 11/15/47	140,000	149,502
4.10% 3/25/61	240,000	255,510
4.30% 7/8/34	200,000	227,040
4.50% 7/8/44	500,000	574,622
5.38% 7/15/40	400,000	503,986
6.13% 7/8/39	150,000	203,049
6.50% 4/15/38	200,000	278,522
Roper Technologies
1.00% 9/15/25	210,000	208,878
1.40% 9/15/27	250,000	246,884
2.00% 6/30/30	115,000	112,595
3.65% 9/15/23	150,000	158,910
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies (continued)
3.80% 12/15/26	55,000	$ 61,094
3.85% 12/15/25	100,000	109,720
4.20% 9/15/28	95,000	107,981
salesforce.com
0.63% 7/15/24	110,000	110,209
1.50% 7/15/28	135,000	134,326
1.95% 7/15/31	200,000	199,051
2.70% 7/15/41	120,000	119,645
2.90% 7/15/51	200,000	199,498
3.05% 7/15/61	100,000	101,164
3.25% 4/11/23	100,000	104,273
3.70% 4/11/28	100,000	112,246
ServiceNow 1.40% 9/1/30	125,000	117,240
VMware
0.60% 8/15/23	115,000	115,145
1.00% 8/15/24	125,000	125,417
1.40% 8/15/26	80,000	79,640
1.80% 8/15/28	110,000	108,368
2.20% 8/15/31	135,000	131,999
3.90% 8/21/27	85,000	94,721
4.50% 5/15/25	500,000	556,912
		24,624,399
Telecommunications–1.39%
America Movil
2.88% 5/7/30	200,000	208,054
4.38% 7/16/42	200,000	239,561
6.13% 11/15/37	150,000	204,960
6.13% 3/30/40	250,000	351,780
6.38% 3/1/35	25,000	35,053
AT&T
0.90% 3/25/24	200,000	200,314
1.65% 2/1/28	45,000	44,640
1.70% 3/25/26	200,000	202,476
2.25% 2/1/32	210,000	204,469
2.30% 6/1/27	200,000	206,995
2.55% 12/1/33	1,000,000	983,818
2.75% 6/1/31	650,000	667,420
3.10% 2/1/43	250,000	239,687
3.40% 5/15/25	300,000	323,423
3.50% 6/1/41	900,000	924,057
3.50% 9/15/53	460,000	455,271
3.50% 2/1/61	170,000	162,681
3.55% 9/15/55	1,400,000	1,380,601
3.65% 6/1/51	400,000	407,595
3.65% 9/15/59	555,000	553,292
3.80% 2/15/27	105,000	116,244
3.80% 12/1/57	812,000	829,500
3.85% 6/1/60	185,000	191,290
4.13% 2/17/26	550,000	613,805
4.25% 3/1/27	500,000	566,379
4.30% 2/15/30	286,000	328,207
4.35% 3/1/29	370,000	424,249

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
4.35% 6/15/45	532,000	$ 600,881
4.45% 4/1/24	300,000	325,050
4.50% 5/15/35	220,000	257,542
4.75% 5/15/46	665,000	795,437
4.85% 3/1/39	120,000	143,813
4.90% 6/15/42	200,000	240,451
5.25% 3/1/37	150,000	186,091
5.35% 9/1/40	338,000	424,818
Bell Canada
0.75% 3/17/24	250,000	250,079
3.65% 3/17/51	250,000	271,559
4.30% 7/29/49	55,000	65,454
4.46% 4/1/48	100,000	121,621
British Telecommunications
4.50% 12/4/23	200,000	215,902
9.63% 12/15/30	350,000	535,677
Cisco Systems
2.50% 9/20/26	300,000	320,298
2.60% 2/28/23	150,000	155,001
2.95% 2/28/26	150,000	162,241
3.50% 6/15/25	45,000	49,144
3.63% 3/4/24	100,000	107,527
5.50% 1/15/40	200,000	279,495
5.90% 2/15/39	300,000	433,328
Corning
3.90% 11/15/49	100,000	111,587
4.75% 3/15/42	250,000	310,544
5.45% 11/15/79	40,000	54,293
5.75% 8/15/40	25,000	33,557
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	685,809
Juniper Networks
1.20% 12/10/25	105,000	104,348
2.00% 12/10/30	160,000	153,255
5.95% 3/15/41	100,000	132,447
Motorola Solutions
2.30% 11/15/30	85,000	83,543
2.75% 5/24/31	100,000	102,052
4.00% 9/1/24	227,000	247,142
4.60% 2/23/28	100,000	115,206
4.60% 5/23/29	100,000	116,133
Orange
5.38% 1/13/42	100,000	133,512
9.00% 3/1/31	400,000	622,602
Rogers Communications
2.90% 11/15/26	200,000	212,377
3.00% 3/15/23	125,000	128,739
3.63% 12/15/25	65,000	70,813
3.70% 11/15/49	100,000	103,882
4.10% 10/1/23	300,000	318,183
4.30% 2/15/48	40,000	44,634
4.35% 5/1/49	155,000	176,443
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Rogers Communications (continued)
4.50% 3/15/43	100,000	$ 114,270
5.00% 3/15/44	100,000	122,984
7.50% 8/15/38	25,000	38,029
Telefonica Emisiones
4.67% 3/6/38	150,000	174,517
4.90% 3/6/48	200,000	240,447
5.21% 3/8/47	300,000	374,415
5.52% 3/1/49	200,000	261,659
7.05% 6/20/36	175,000	252,558
Telefonica Europe 8.25% 9/15/30	200,000	288,505
TELUS
2.80% 2/16/27	100,000	105,960
3.70% 9/15/27	100,000	111,484
4.30% 6/15/49	200,000	239,165
4.60% 11/16/48	100,000	124,923
T-Mobile USA
1.50% 2/15/26	200,000	200,658
2.05% 2/15/28	255,000	257,040
2.25% 11/15/31	150,000	147,090
2.55% 2/15/31	230,000	230,820
3.00% 2/15/41	155,000	149,967
3.30% 2/15/51	275,000	265,888
3.40% 10/15/52	100,000	97,529
3.60% 11/15/60	65,000	63,906
3.60% 11/15/60	200,000	196,635
3.88% 4/15/30	1,500,000	1,656,243
4.50% 4/15/50	800,000	932,615
Verizon Communications
0.75% 3/22/24	110,000	110,422
0.85% 11/20/25	250,000	247,266
1.45% 3/20/26	160,000	161,442
1.50% 9/18/30	300,000	283,909
1.68% 10/30/30	1,006,000	956,639
1.75% 1/20/31	250,000	237,623
2.10% 3/22/28	240,000	243,622
2.55% 3/21/31	415,000	420,101
2.63% 8/15/26	230,000	243,273
2.65% 11/20/40	250,000	234,893
2.85% 9/3/41	95,000	92,717
2.88% 11/20/50	250,000	233,036
2.99% 10/30/56	931,000	859,653
3.00% 11/20/60	720,000	665,103
3.40% 3/22/41	195,000	203,647
3.55% 3/22/51	145,000	152,917
3.70% 3/22/61	120,000	126,711
3.88% 2/8/29	250,000	280,395
4.00% 3/22/50	500,000	568,241
4.13% 3/16/27	200,000	226,978
4.13% 8/15/46	35,000	40,167
4.27% 1/15/36	904,000	1,061,940
4.33% 9/21/28	1,387,000	1,594,394
4.40% 11/1/34	600,000	710,565

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
4.50% 8/10/33	1,170,000	$ 1,393,129
4.52% 9/15/48	574,000	704,358
4.81% 3/15/39	300,000	372,144
Vodafone Group
4.13% 5/30/25	75,000	82,976
4.25% 9/17/50	85,000	97,955
4.38% 5/30/28	175,000	200,984
4.38% 2/19/43	150,000	174,268
4.88% 6/19/49	200,000	249,369
5.00% 5/30/38	95,000	118,982
5.25% 5/30/48	700,000	906,061
6.15% 2/27/37	400,000	547,182
7.88% 2/15/30	100,000	141,566
		42,660,266
Textiles–0.00%
Mohawk Industries 3.63% 5/15/30	150,000	163,403
		163,403
Toys Games Hobbies–0.02%
Hasbro
3.50% 9/15/27	60,000	65,469
3.90% 11/19/29	400,000	441,824
5.10% 5/15/44	65,000	78,521
6.35% 3/15/40	65,000	89,839
		675,653
Transportation–0.58%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	267,129
3.05% 2/15/51	600,000	618,529
3.25% 6/15/27	100,000	110,254
3.30% 9/15/51	200,000	215,621
3.65% 9/1/25	100,000	109,713
3.85% 9/1/23	100,000	105,820
3.90% 8/1/46	105,000	122,384
4.13% 6/15/47	100,000	120,591
4.15% 4/1/45	114,000	137,342
4.15% 12/15/48	40,000	48,815
4.40% 3/15/42	100,000	121,570
4.45% 3/15/43	100,000	124,804
4.70% 9/1/45	100,000	129,289
4.95% 9/15/41	100,000	129,652
5.05% 3/1/41	100,000	130,856
5.15% 9/1/43	150,000	202,622
5.75% 5/1/40	200,000	280,331
6.15% 5/1/37	100,000	142,924
Canadian National Railway
2.45% 5/1/50	65,000	59,729
2.75% 3/1/26	50,000	53,166
2.95% 11/21/24	100,000	105,720
3.20% 8/2/46	100,000	104,911
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian National Railway (continued)
3.65% 2/3/48	100,000	$ 112,997
6.20% 6/1/36	100,000	141,317
6.25% 8/1/34	100,000	140,020
Canadian Pacific Railway
2.05% 3/5/30	35,000	34,565
2.90% 2/1/25	150,000	158,405
4.45% 3/15/23	100,000	104,643
4.80% 9/15/35	65,000	79,341
4.80% 8/1/45	100,000	125,954
6.13% 9/15/15	65,000	98,153
7.13% 10/15/31	150,000	207,797
CH Robinson Worldwide 4.20% 4/15/28	100,000	113,146
CSX
2.40% 2/15/30	50,000	51,356
3.25% 6/1/27	100,000	108,963
3.35% 11/1/25	250,000	270,499
3.35% 9/15/49	65,000	68,354
3.80% 3/1/28	100,000	111,777
3.80% 11/1/46	150,000	169,654
3.95% 5/1/50	90,000	104,875
4.10% 3/15/44	100,000	116,150
4.25% 3/15/29	150,000	172,432
4.25% 11/1/66	100,000	121,729
4.30% 3/1/48	100,000	121,299
4.40% 3/1/43	200,000	240,364
4.65% 3/1/68	100,000	128,950
5.50% 4/15/41	200,000	269,117
6.15% 5/1/37	120,000	168,258
6.22% 4/30/40	100,000	144,604
FedEx
3.25% 4/1/26	150,000	162,809
3.40% 2/15/28	100,000	110,272
3.88% 8/1/42	100,000	109,509
4.05% 2/15/48	100,000	111,870
4.10% 4/15/43	100,000	112,704
4.10% 2/1/45	200,000	221,900
4.40% 1/15/47	100,000	117,062
4.55% 4/1/46	150,000	177,299
4.75% 11/15/45	350,000	426,659
4.90% 1/15/34	60,000	73,891
♦FedEx Pass Through Trust 1.88% 8/20/35	662,569	654,669
JB Hunt Transport Services 3.88% 3/1/26	100,000	110,715
Kansas City Southern
2.88% 11/15/29	65,000	68,225
4.20% 11/15/69	70,000	81,076
4.30% 5/15/43	100,000	117,657
4.70% 5/1/48	100,000	123,963
4.95% 8/15/45	100,000	127,450
Kirby 4.20% 3/1/28	100,000	109,856

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern
2.90% 2/15/23	121,000	$ 124,364
2.90% 8/25/51	250,000	243,039
3.05% 5/15/50	100,000	99,677
3.15% 6/1/27	50,000	54,261
3.16% 5/15/55	41,000	41,038
3.65% 8/1/25	50,000	54,346
3.80% 8/1/28	60,000	67,164
3.85% 1/15/24	150,000	159,609
3.94% 11/1/47	80,000	91,165
4.05% 8/15/52	132,000	154,996
4.15% 2/28/48	125,000	147,758
4.45% 6/15/45	100,000	122,509
4.65% 1/15/46	100,000	125,994
4.84% 10/1/41	111,000	141,291
Ryder System
2.90% 12/1/26	90,000	95,882
3.40% 3/1/23	100,000	103,870
3.65% 3/18/24	100,000	106,673
3.88% 12/1/23	100,000	106,775
Union Pacific
2.15% 2/5/27	50,000	51,793
2.38% 5/20/31	45,000	46,095
2.40% 2/5/30	85,000	87,308
2.75% 3/1/26	250,000	266,157
2.89% 4/6/36	115,000	119,409
2.95% 3/10/52	70,000	69,587
2.97% 9/16/62	75,000	72,321
3.25% 8/15/25	50,000	53,794
3.25% 2/5/50	150,000	157,455
3.35% 8/15/46	150,000	159,443
3.38% 2/1/35	200,000	217,538
3.50% 6/8/23	150,000	157,458
3.55% 8/15/39	70,000	77,909
3.60% 9/15/37	40,000	44,543
3.65% 2/15/24	185,000	196,586
3.75% 7/15/25	100,000	109,562
3.75% 2/5/70	40,000	44,963
3.80% 10/1/51	332,000	383,447
3.80% 4/6/71	80,000	90,016
3.84% 3/20/60	240,000	275,349
3.88% 2/1/55	94,000	108,361
3.95% 8/15/59	70,000	81,822
4.00% 4/15/47	100,000	116,449
4.10% 9/15/67	65,000	76,492
United Parcel Service
2.20% 9/1/24	45,000	46,976
2.40% 11/15/26	150,000	159,296
2.45% 10/1/22	125,000	127,721
2.50% 9/1/29	45,000	47,153
3.40% 3/15/29	65,000	72,248
3.40% 11/15/46	150,000	165,234
3.40% 9/1/49	65,000	71,746
3.63% 10/1/42	75,000	84,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued)
3.75% 11/15/47	150,000	$ 174,163
4.25% 3/15/49	100,000	125,108
4.88% 11/15/40	55,000	71,275
5.30% 4/1/50	600,000	866,443
6.20% 1/15/38	255,000	370,554
		17,631,180
Trucking & Leasing–0.02%
GATX
1.90% 6/1/31	250,000	237,507
3.25% 9/15/26	50,000	53,005
3.85% 3/30/27	50,000	55,132
4.00% 6/30/30	65,000	72,522
4.55% 11/7/28	100,000	114,695
4.70% 4/1/29	50,000	57,962
5.20% 3/15/44	50,000	63,031
		653,854
Water–0.04%
American Water Capital
2.30% 6/1/31	150,000	151,537
2.95% 9/1/27	180,000	193,682
3.25% 6/1/51	150,000	155,190
3.75% 9/1/28	150,000	168,441
3.75% 9/1/47	250,000	280,276
4.00% 12/1/46	50,000	58,266
4.20% 9/1/48	100,000	120,045
4.30% 12/1/42	100,000	120,757
		1,248,194
Total Corporate Bonds (Cost $769,254,479)		832,748,085
MUNICIPAL BONDS–0.69%
American Municipal Power
Series B 6.45% 2/15/44	50,000	73,078
Series B 7.83% 2/15/41	55,000	89,710
Series B 8.08% 2/15/50	800,000	1,485,356
Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	50,043
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	322,823
Series S1 6.92% 4/1/40	100,000	151,020
Series S1 7.04% 4/1/50	100,000	175,914
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	114,707
Series B 2.44% 8/15/49	50,000	48,211
Series C 4.79% 8/15/46	90,000	120,006
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	58,305

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	$ 1,011,029
Central Puget Sound Regional Transit Authority 5.49% 11/1/39	50,000	69,186
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	129,314
Series C 4.57% 1/1/54	100,000	134,598
Chicago Transit Authority Sales Tax Receipts Fund
Series A 6.90% 12/1/40	100,000	141,394
Series B 6.90% 12/1/40	40,000	56,608
City of Chicago Series B 7.75% 1/1/42	83,000	101,618
City of Houston 3.96% 3/1/47	100,000	117,286
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	121,740
Series C 2.51% 7/1/41(GO)	30,000	30,043
Series E 5.46% 12/1/39	100,000	137,813
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	116,342
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	294,334
Dallas Fort Worth International Airport
Series C 2.92% 11/1/50	40,000	40,098
Series C 3.09% 11/1/40	60,000	61,708
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	104,790
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	144,571
Grand Parkway Transportation 3.24% 10/1/52	125,000	129,185
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	178,551
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	31,066
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	132,074
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles Community College District
1.61% 8/1/28	50,000	$ 50,303
1.81% 8/1/30	50,000	49,628
2.11% 8/1/32	50,000	50,286
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	164,049
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	168,917
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	445,150
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	47,307
Series C 2.95% 5/15/43	250,000	255,117
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	10,996
Series B 6.73% 7/1/43	50,000	72,729
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	267,182
5.57% 11/1/38	65,000	85,586
5.87% 11/15/39	100,000	132,520
6.67% 11/15/39	130,000	186,428
6.81% 11/15/40	500,000	729,826
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	209,513
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	145,000	217,715
6.66% 4/1/57	119,000	181,557
7.06% 4/1/57	97,000	142,746
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	288,271
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	148,534
Series C 5.75% 12/15/28	100,000	119,284

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey State Turnpike Authority Revenue (Build America Bonds) Series F 7.41% 1/1/40	90,000	$ 146,923
New Jersey Transportation Trust Fund Authority 4.13% 6/15/42	80,000	90,994
New Jersey Turnpike Authority Series A 7.10% 1/1/41	350,000	556,298
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	96,772
5.75% 6/15/41	100,000	148,231
5.95% 6/15/42	100,000	151,859
6.01% 6/15/42	35,000	53,359
New York State Dormitory Authority Series B 3.14% 7/1/43	100,000	101,974
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	134,277
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	111,385
5.77% 3/15/39	50,000	62,300
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	115,216
Series A2 5.21% 10/1/31	100,000	120,633
Series F1 6.27% 12/1/37	100,000	144,970
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	132,282
Series A 3.80% 12/1/46	100,000	119,497
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	297,165
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	209,280
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	45,145
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	350,632
Series 168th 4.93% 10/1/51	350,000	488,612
Series 174th 4.46% 10/1/62	250,000	336,622
Series 181th 4.96% 8/1/46	155,000	210,632
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey (continued)
Series 192th 4.81% 10/15/65	250,000	$ 350,153
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	154,411
Riverside Series A 3.86% 6/1/45	20,000	21,635
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	208,089
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	111,801
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	78,156
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	308,086
5.99% 2/1/39	50,000	71,638
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	151,341
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	149,692
San Francisco Public Utilities Commission Water Revenue
Series A 3.30% 11/1/39	25,000	26,719
Series E 2.83% 11/1/41	150,000	151,430
State Board of Administration Finance
Series A 1.26% 7/1/25	100,000	101,078
Series A 1.71% 7/1/27	100,000	101,609
Series A 2.15% 7/1/30	100,000	101,089
State of California, Taxable Build America Bonds
3.38% 4/1/25	75,000	81,897
3.50% 4/1/28	100,000	111,600
4.50% 4/1/33	100,000	116,401
4.60% 4/1/38	60,000	69,542
7.50% 4/1/34	325,000	500,405
7.60% 11/1/40	80,000	137,923
7.63% 3/1/40	85,000	141,370
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	234,287
Series A 5.85% 3/15/32	100,000	131,837

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of Illinois
4.95% 6/1/23	50,909	$ 53,732
5.10% 6/1/33	800,000	932,437
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	127,847
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	102,727
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	143,787
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	105,744
Series D 4.55% 7/1/24	35,000	37,335
State Public School Building Authority 5.00% 9/15/27	100,000	117,906
Texas Transportation Commission 2.47% 10/1/44	150,000	146,413
Texas Transportation Commission (State of Texas) 2.56% 4/1/42	40,000	40,442
Texas Transportation Commission State Highway Fund Series B 5.18% 4/1/30	200,000	243,933
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	351,155
Series AQ 4.77% 5/15/15	250,000	342,436
Series AX 3.06% 7/1/25	100,000	107,584
Series BG 1.61% 5/15/30	60,000	58,129
University of Michigan
Series B 2.44% 4/1/40	50,000	49,979
Series B 2.56% 4/1/50	50,000	48,940
University of Virginia
2.26% 9/1/50	60,000	55,181
Series C 4.18% 9/1/17	50,000	65,689
Westchester County Local Development 3.85% 11/1/50	180,000	188,883
Total Municipal Bonds (Cost $16,359,309)		21,153,691
NON-AGENCY ASSET-BACKED SECURITIES–0.26%
AmeriCredit Automobile Receivables Trust Series 2021-1 A3 0.37% 8/18/25	333,000	332,818
BA Credit Card Trust Series 2021-A1 A1 0.44% 9/15/26	68,000	67,838
Capital One Multi-Asset Execution Trust Series 2021-A2 A2 1.39% 7/15/30	600,000	593,637
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	400,000	400,762
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	$ 1,041,500
Discover Card Execution Note Trust Series 2019-A3 A 1.89% 10/15/24	500,000	508,794
Exeter Automobile Receivables Trust Series 2021-2A C 0.98% 6/15/26	350,000	350,613
Ford Credit Auto Owner Trust Series 2020-C A3 0.41% 7/15/25	750,000	750,645
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	250,000	251,187
GM Financial Automobile Leasing Trust Series 2021-3 A3 0.39% 10/21/24	500,000	499,677
GM Financial Consumer Automobile Receivables Trust
Series 2020-4 A3 0.38% 8/18/25	186,000	186,110
Series 2021-2 A3 0.51% 4/16/26	230,000	230,297
Honda Auto Receivables 2020-3 Owner Trust Series 2020-3 A3 0.37% 10/18/24	600,000	600,656
Hyundai Auto Receivables Trust
Series 2020-C A3 0.38% 5/15/25	150,000	150,103
Series 2021-A A3 0.38% 9/15/25	125,000	124,950
John Deere Owner Trust Series 2021-B A3 0.52% 3/16/26	86,000	85,949
Santander Drive Auto Receivables Trust Series 2021-3 C 0.95% 9/15/27	228,000	228,412
Verizon Owner Trust Series 2020-B A 0.47% 2/20/25	1,000,000	1,002,454
Volkswagen Auto Lease Trust Series 2020-A A3 0.39% 1/22/24	100,000	100,162
World Omni Auto Receivables Trust Series 2021-C A3 0.44% 8/17/26	500,000	498,306
Total Non-Agency Asset-Backed Securities (Cost $7,897,971)		8,004,870
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.17%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	539,143
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	165,883

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2019-BN17 A4 3.71% 4/15/52	265,000	$ 296,463
Series 2019-BN24 A3 2.96% 11/15/62	500,000	535,045
Series 2020-BN25 A5 2.65% 1/15/63	600,000	628,375
Series 2020-BN28 A4 1.84% 3/15/63	187,500	184,015
Series 2021-BN31 A4 2.04% 2/15/54	313,043	311,252
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	679,735
Series 2020-C8 A5 2.04% 10/15/53	250,000	249,072
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	219,235
Series 2018-B3 A5 4.03% 4/10/51	350,000	396,572
Series 2018-B5 A4 4.21% 7/15/51	200,000	229,661
Series 2019-B10 A4 3.72% 3/15/62	575,000	644,325
Series 2020-B18 A5 1.93% 7/15/53	296,875	293,793
Series 2020-B19 A5 1.85% 9/15/53	800,000	786,400
Series 2021-B24 A5 2.58% 3/15/54	500,000	519,873
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	439,679
Citigroup Commercial Mortgage Trust
Series 2013-GC11 AS 3.42% 4/10/46	770,000	791,424
Series 2013-GC15 A3 4.10% 9/10/46	440,332	459,235
•Series 2015-GC33 B 4.73% 9/10/58	500,000	545,699
Series 2020-GC46 A5 2.72% 2/15/53	500,000	525,468
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,024,522
Series 2014-CR14 A3 3.96% 2/10/47	545,000	572,973
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,465,080
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,607,905
Series 2015-CR26 A3 3.36% 10/10/48	996,844	1,048,996
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.72% 8/15/48	1,000,000	$ 1,083,258
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	546,247
Series 2020-C19 A3 2.56% 3/15/53	150,000	154,447
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,525,062
Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,606,626
Series 2020-GC45 A5 2.91% 2/13/53	275,000	293,090
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,549,551
Series 2016-C1 A5 3.58% 3/15/49	500,000	544,272
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	403,585
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,215,310
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	748,078
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,362,176
Series 2015-C25 ASB 3.38% 10/15/48	666,526	694,089
Morgan Stanley Capital I Trust
Series 2015-MS1 A3 3.51% 5/15/48	500,000	532,847
Series 2017-HR2 A4 3.59% 12/15/50	500,000	552,666
Series 2020-L4 A3 2.70% 2/15/53	400,000	419,482
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	634,639
Series 2017-C7 A4 3.68% 12/15/50	350,000	386,730
Series 2018-C14 A3 4.18% 12/15/51	350,000	391,508
Series 2018-C8 A4 3.98% 2/15/51	200,000	224,649
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 A3 3.41% 9/15/58	465,777	498,973
Series 2015-P2 A4 3.81% 12/15/48	665,000	729,303

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2017-C41 A4 3.47% 11/15/50	350,000	$ 382,417
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,677,487
Series 2019-C50 A5 3.73% 5/15/52	310,000	346,572
Series 2020-C56 A5 2.45% 6/15/53	220,600	227,242
WFRBS Commercial Mortgage Trust Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,074,005
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $35,236,043)		35,964,134
ΔREGIONAL BONDS–0.31%
Canada—0.31%
Province of Alberta Canada
1.30% 7/22/30	150,000	143,742
1.88% 11/13/24	250,000	259,149
3.30% 3/15/28	400,000	444,198
3.35% 11/1/23	200,000	212,144
Province of British Columbia Canada
1.30% 1/29/31	250,000	241,732
2.00% 10/23/22	150,000	152,870
6.50% 1/15/26	100,000	121,372
7.25% 9/1/36	100,000	164,763
Province of Manitoba Canada 2.60% 4/16/24	750,000	788,678
Province of New Brunswick Canada 3.63% 2/24/28	150,000	170,267
Province of Ontario Canada
0.63% 1/21/26	175,000	172,228
1.05% 4/14/26	600,000	600,067
1.13% 10/7/30	1,250,000	1,184,801
1.60% 2/25/31	250,000	246,347
1.75% 1/24/23	145,000	147,824
2.00% 10/2/29	250,000	256,910
2.20% 10/3/22	500,000	509,834
2.30% 6/15/26	500,000	527,538
Province of Quebec Canada
0.60% 7/23/25	250,000	247,431
1.35% 5/28/30	200,000	194,615
1.50% 2/11/25	250,000	256,600
2.50% 4/9/24	100,000	104,971
2.50% 4/20/26	1,000,000	1,066,450
2.63% 2/13/23	350,000	361,109
2.75% 4/12/27	300,000	323,880
7.50% 7/15/23	200,000	224,786
7.50% 9/15/29	175,000	249,545
		9,373,851
Total Regional Bonds (Cost $9,044,896)		9,373,851
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.42%
Canada—0.06%
Canada Government International Bond
1.63% 1/22/25	500,000	$ 515,756
2.00% 11/15/22	290,000	295,900
Export Development Canada
1.38% 2/24/23	500,000	507,906
2.63% 2/21/24	500,000	525,265
		1,844,827
Chile—0.08%
Chile Government International Bond
2.25% 10/30/22	100,000	101,730
2.55% 1/27/32	200,000	198,166
2.55% 7/27/33	250,000	243,710
3.10% 5/7/41	200,000	193,004
3.10% 1/22/61	200,000	180,042
3.13% 1/21/26	826,000	882,193
3.24% 2/6/28	350,000	371,927
3.50% 1/25/50	200,000	199,700
Republic of Chile 3.50% 4/15/53	200,000	200,250
		2,570,722
Colombia—0.00%
Colombia Government International Bond 3.13% 4/15/31	0	0
		0
Hungary—0.03%
Hungary Government International Bond 5.38% 3/25/24	700,000	776,720
		776,720
Indonesia—0.09%
Indonesia Government International Bond
2.15% 7/28/31	400,000	390,449
2.85% 2/14/30	250,000	258,077
3.20% 9/23/61	200,000	185,937
3.50% 2/14/50	250,000	249,824
4.10% 4/24/28	300,000	336,853
4.20% 10/15/50	800,000	884,868
4.75% 2/11/29	200,000	232,900
5.35% 2/11/49	200,000	257,482
		2,796,390
Israel—0.09%
Israel Government AID Bond 5.50% 4/26/24	200,000	224,659
Israel Government International Bond
2.88% 3/16/26	200,000	214,036
3.15% 6/30/23	200,000	209,028
3.25% 1/17/28	200,000	219,292
4.50% 1/30/43	200,000	249,582

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Israel (continued)
State of Israel
2.50% 1/15/30	200,000	$ 208,822
3.38% 1/15/50	200,000	212,011
3.88% 7/3/50	1,000,000	1,139,100
		2,676,530
Italy—0.06%
Republic of Italy Government International Bond
1.25% 2/17/26	495,000	487,366
5.38% 6/15/33	800,000	1,004,628
6.88% 9/27/23	350,000	392,266
		1,884,260
Japan—0.16%
Japan Bank for International Cooperation
0.38% 9/15/23	420,000	419,689
0.63% 7/15/25	235,000	232,380
1.25% 1/21/31	200,000	192,320
1.63% 10/17/22	200,000	202,834
1.75% 10/17/24	200,000	206,211
1.88% 4/15/31	200,000	202,957
2.00% 10/17/29	200,000	206,204
2.25% 11/4/26	200,000	209,894
2.38% 11/16/22	200,000	204,655
2.38% 4/20/26	300,000	316,748
2.50% 5/23/24	200,000	209,854
2.50% 5/28/25	700,000	741,343
2.75% 11/16/27	200,000	215,864
2.88% 6/1/27	350,000	379,664
2.88% 7/21/27	200,000	217,095
3.25% 7/20/23	200,000	210,236
3.25% 7/20/28	300,000	334,289
3.38% 7/31/23	200,000	210,824
		4,913,061
Mexico—0.26%
Mexico Government International Bond
2.66% 5/24/31	500,000	482,365
3.75% 1/11/28	200,000	217,418
3.75% 4/19/71	200,000	172,798
3.77% 5/24/61	200,000	177,342
4.13% 1/21/26	285,000	318,374
4.15% 3/28/27	370,000	417,341
4.28% 8/14/41	200,000	204,060
4.35% 1/15/47	200,000	200,216
4.50% 1/31/50	400,000	409,080
4.75% 4/27/32	1,500,000	1,687,155
4.75% 3/8/44	1,000,000	1,064,210
5.75% 10/12/10	800,000	910,056
6.05% 1/11/40	475,000	580,968
6.75% 9/27/34	500,000	657,505
Mexico Government International Bonds
3.25% 4/16/30	205,000	209,914
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
4.60% 2/10/48	200,000	$ 205,962
		7,914,764
Panama—0.12%
Panama Government International Bond
2.25% 9/29/32	700,000	658,574
3.16% 1/23/30	445,000	458,110
3.87% 7/23/60	910,000	889,907
3.88% 3/17/28	300,000	325,692
4.30% 4/29/53	300,000	317,349
4.50% 4/16/50	200,000	217,642
6.70% 1/26/36	200,000	265,818
7.13% 1/29/26	100,000	122,146
8.88% 9/30/27	100,000	136,226
9.38% 4/1/29	100,000	145,342
		3,536,806
Peru—0.07%
Peruvian Government International Bond
2.78% 1/23/31	140,000	138,544
3.30% 3/11/41	125,000	121,150
3.55% 3/10/51	145,000	143,955
4.13% 8/25/27	350,000	386,963
5.63% 11/18/50	100,000	135,274
6.55% 3/14/37	500,000	674,035
7.35% 7/21/25	100,000	120,832
8.75% 11/21/33	200,000	309,138
		2,029,891
Philippines—0.13%
Philippine Government International Bond
2.46% 5/5/30	250,000	255,093
2.95% 5/5/45	1,050,000	997,685
3.00% 2/1/28	200,000	213,340
3.20% 7/6/46	200,000	196,480
3.70% 2/2/42	200,000	211,548
3.75% 1/14/29	400,000	445,328
3.95% 1/20/40	500,000	543,830
5.00% 1/13/37	500,000	616,286
9.50% 2/2/30	300,000	464,622
		3,944,212
Poland—0.02%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	259,255
3.25% 4/6/26	400,000	438,440
		697,695
Republic of Korea—0.13%
Export-Import Bank of Korea
0.38% 2/9/24	200,000	198,998
0.63% 2/9/26	200,000	195,154
1.38% 2/9/31	250,000	238,940

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Export-Import Bank of Korea (continued)
2.88% 1/21/25	500,000	$ 528,973
3.25% 11/10/25	200,000	216,724
3.63% 11/27/23	300,000	318,905
Korea Development Bank
0.40% 6/19/24	215,000	213,921
0.80% 7/19/26	250,000	245,080
1.63% 1/19/31	250,000	245,477
2.75% 3/19/23	200,000	206,384
3.25% 2/19/24	400,000	425,508
Korea International Bond
2.50% 6/19/29	200,000	211,722
2.75% 1/19/27	500,000	535,805
3.88% 9/11/23	200,000	213,188
		3,994,779
Sweden—0.06%
Svensk Exportkredit
0.25% 9/29/23	200,000	199,384
0.38% 3/11/24	200,000	199,368
0.50% 8/26/25	500,000	493,774
1.63% 11/14/22	430,000	436,628
2.88% 3/14/23	500,000	518,635
		1,847,789
Uruguay—0.06%
Uruguay Government International Bond
4.38% 10/27/27	300,000	343,953
5.10% 6/18/50	1,000,000	1,271,030
7.63% 3/21/36	250,000	373,385
		1,988,368
Total Sovereign Bonds (Cost $41,490,034)		43,416,814
SUPRANATIONAL BANKS–1.43%
African Development Bank
0.88% 3/23/26	800,000	796,464
0.88% 7/22/26	250,000	247,952
2.13% 11/16/22	350,000	357,597
Andina de Fomento
1.63% 9/23/25	500,000	505,875
2.38% 5/12/23	250,000	256,917
3.75% 11/23/23	220,000	232,916
Asian Development Bank
0.25% 7/14/23	1,045,000	1,043,685
0.25% 10/6/23	250,000	249,547
0.38% 9/3/25	750,000	737,549
0.50% 2/4/26	500,000	490,464
0.63% 4/29/25	1,500,000	1,489,747
0.75% 10/8/30	250,000	233,377
1.00% 4/14/26	300,000	300,179
1.50% 10/18/24	500,000	513,524
1.63% 1/24/23	200,000	203,747
1.75% 8/14/26	100,000	103,357
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
1.88% 1/24/30	200,000	$ 206,061
2.00% 4/24/26	600,000	627,612
2.38% 8/10/27	250,000	266,116
2.63% 1/30/24	400,000	420,287
2.63% 1/12/27	1,000,000	1,078,700
2.75% 3/17/23	725,000	751,579
Asian Infrastructure Investment Bank
0.25% 9/29/23	665,000	663,304
0.50% 5/28/25	500,000	495,965
Council Of Europe Development Bank
1.38% 2/27/25	250,000	255,473
2.50% 2/27/24	300,000	314,329
2.63% 2/13/23	90,000	92,873
European Bank for Reconstruction & Development
0.25% 7/10/23	250,000	249,846
0.50% 5/19/25	1,000,000	991,685
1.50% 2/13/25	85,000	87,318
European Investment Bank
0.25% 9/15/23	365,000	364,555
0.38% 12/15/25	400,000	392,092
0.38% 3/26/26	340,000	331,595
0.75% 10/26/26	222,000	218,921
0.88% 5/17/30	700,000	664,751
1.25% 2/14/31	1,175,000	1,143,759
1.63% 3/14/25	325,000	335,350
1.63% 10/9/29	550,000	558,517
2.50% 3/15/23	955,000	986,334
2.63% 3/15/24	415,000	436,830
2.88% 8/15/23	500,000	523,965
3.25% 1/29/24	1,400,000	1,491,277
FMS Wertmanagement 2.75% 3/6/23	250,000	258,798
Inter-American Development Bank
0.25% 11/15/23	500,000	498,820
0.50% 5/24/23	600,000	602,387
0.63% 7/15/25	1,000,000	994,181
0.63% 9/16/27	500,000	482,395
1.13% 7/20/28	200,000	196,780
1.13% 1/13/31	250,000	240,837
1.75% 3/14/25	1,250,000	1,294,260
2.00% 6/2/26	250,000	261,356
2.00% 7/23/26	100,000	104,555
2.25% 6/18/29	350,000	371,129
2.63% 1/16/24	1,500,000	1,574,618
3.00% 10/4/23	500,000	526,679
3.00% 2/21/24	400,000	424,174
3.20% 8/7/42	100,000	115,429
3.88% 10/28/41	100,000	127,134
4.38% 1/24/44	56,000	76,526
International Bank for Reconstruction & Development
0.25% 11/24/23	175,000	174,609
0.38% 7/28/25	500,000	492,460
0.50% 10/28/25	280,000	276,263
0.63% 4/22/25	1,500,000	1,494,956

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
0.75% 11/24/27	325,000	$ 315,384
0.75% 8/26/30	1,000,000	935,831
0.88% 5/14/30	500,000	474,682
1.13% 9/13/28	1,000,000	981,374
1.25% 2/10/31	1,000,000	974,482
1.63% 1/15/25	750,000	773,427
1.75% 10/23/29	250,000	255,516
1.88% 6/19/23	1,000,000	1,026,940
2.13% 2/13/23	100,000	102,573
2.50% 3/19/24	750,000	787,337
2.50% 11/25/24	900,000	952,860
2.50% 11/22/27	350,000	376,653
3.13% 11/20/25	450,000	492,629
4.75% 2/15/35	50,000	66,472
7.63% 1/19/23	100,000	109,551
International Finance
0.38% 7/16/25	145,000	142,853
0.50% 3/20/23	85,000	85,336
0.75% 8/27/30	500,000	468,490
1.38% 10/16/24	675,000	690,729
2.88% 7/31/23	160,000	167,546
Nordic Investment Bank
0.38% 5/19/23	200,000	200,339
0.38% 9/11/25	250,000	244,862
0.50% 1/21/26	250,000	244,776
2.25% 5/21/24	200,000	209,126
2.88% 7/19/23	200,000	209,079
Weibo 3.38% 7/8/30	300,000	299,559
Total Supranational Banks (Cost $43,230,100)		43,888,743
U.S. TREASURY OBLIGATIONS–37.11%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	2,593,008
1.13% 8/15/40	4,500,000	3,872,461
1.25% 5/15/50	11,300,000	9,244,371
1.38% 11/15/40	8,500,000	7,635,391
1.38% 8/15/50	8,000,000	6,750,625
1.63% 11/15/50	8,750,000	7,860,986
1.88% 2/15/41	3,000,000	2,934,375
1.88% 2/15/51	5,000,000	4,767,969
2.00% 2/15/50	1,500,000	1,473,633
2.00% 8/15/51	5,500,000	5,402,891
2.38% 11/15/49	2,500,000	2,660,840
2.38% 5/15/51	3,500,000	3,735,156
2.50% 2/15/45	10,400,000	11,231,188
2.50% 2/15/46	6,350,000	6,867,426
2.50% 5/15/46	7,200,000	7,790,906
2.75% 8/15/42	2,600,000	2,925,914
2.75% 11/15/42	3,500,000	3,935,723
2.75% 8/15/47	4,200,000	4,767,164
2.75% 11/15/47	6,500,000	7,385,117
2.88% 5/15/43	13,500,000	15,492,832
2.88% 8/15/45	1,200,000	1,383,656
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.88% 5/15/49	3,000,000	$ 3,509,531
3.00% 5/15/42	2,850,000	3,332,162
3.00% 11/15/45	8,100,000	9,548,508
3.00% 2/15/47	7,700,000	9,123,898
3.00% 5/15/47	5,700,000	6,761,848
3.00% 2/15/48	5,000,000	5,945,313
3.00% 8/15/48	11,000,000	13,106,328
3.00% 2/15/49	9,500,000	11,356,211
3.13% 8/15/44	19,500,000	23,336,777
3.13% 5/15/48	4,000,000	4,866,875
3.38% 11/15/48	2,000,000	2,547,813
3.63% 2/15/44	3,000,000	3,861,680
3.75% 8/15/41	3,850,000	4,990,563
3.88% 8/15/40	3,750,000	4,917,188
4.38% 5/15/41	2,750,000	3,851,611
5.00% 5/15/37	1,000,000	1,448,672
5.25% 11/15/28	500,000	635,586
5.38% 2/15/31	500,000	673,047
5.50% 8/15/28	500,000	638,984
6.00% 2/15/26	750,000	915,527
6.13% 11/15/27	800,000	1,035,656
6.13% 8/15/29	300,000	407,707
6.25% 8/15/23	1,600,000	1,779,625
6.63% 2/15/27	750,000	969,404
6.75% 8/15/26	500,000	637,930
6.88% 8/15/25	1,000,000	1,234,375
7.13% 2/15/23	1,000,000	1,095,547
7.50% 11/15/24	500,000	607,676
7.63% 11/15/22	500,000	541,836
7.63% 2/15/25	500,000	617,363
U.S. Treasury Notes
0.13% 1/31/23	7,000,000	6,996,445
0.13% 2/28/23	10,000,000	9,992,578
0.13% 8/15/23	20,000,000	19,950,000
0.13% 2/15/24	10,000,000	9,942,578
0.25% 11/15/23	32,000,000	31,955,000
0.25% 6/15/24	10,000,000	9,944,531
0.25% 10/31/25	20,000,000	19,541,406
0.38% 9/15/24	11,000,000	10,952,734
0.38% 12/31/25	2,500,000	2,449,609
0.38% 7/31/27	45,000,000	43,066,406
0.50% 5/31/27	5,000,000	4,830,273
0.50% 6/30/27	12,000,000	11,583,750
0.50% 8/31/27	15,500,000	14,918,750
0.63% 12/31/27	10,000,000	9,647,656
0.63% 5/15/30	3,750,000	3,500,098
0.63% 8/15/30	5,000,000	4,651,367
0.75% 1/31/28	35,000,000	33,986,914
0.88% 9/30/26	10,000,000	9,946,094
0.88% 11/15/30	21,000,000	19,928,672
1.13% 2/28/25	5,500,000	5,591,738
1.13% 2/29/28	12,000,000	11,924,531
1.25% 6/30/28	5,000,000	4,989,453
1.25% 8/15/31	10,000,000	9,757,813

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.38% 2/15/23	5,000,000	$ 5,082,813
1.38% 6/30/23	9,400,000	9,588,000
1.50% 2/28/23	12,000,000	12,225,937
1.50% 3/31/23	4,500,000	4,588,418
1.50% 9/30/24	5,000,000	5,146,289
1.50% 11/30/24	32,000,000	32,936,250
1.50% 8/15/26	11,000,000	11,276,719
1.50% 1/31/27	8,000,000	8,188,438
1.50% 2/15/30	6,000,000	6,038,203
1.63% 11/15/22	4,750,000	4,830,156
1.63% 5/31/23	16,000,000	16,373,125
1.63% 10/31/23	18,000,000	18,489,375
1.63% 2/15/26	11,000,000	11,349,766
1.63% 5/15/26	6,500,000	6,703,633
1.63% 11/30/26	6,000,000	6,183,750
1.63% 8/15/29	8,000,000	8,148,125
1.63% 5/15/31	19,000,000	19,222,656
1.75% 1/31/23	30,000,000	30,632,812
1.75% 5/15/23	15,000,000	15,373,242
1.75% 11/15/29	5,000,000	5,138,281
1.88% 7/31/26	8,000,000	8,347,188
2.00% 2/15/23	14,150,000	14,505,408
2.00% 4/30/24	8,000,000	8,324,062
2.00% 5/31/24	10,000,000	10,410,937
2.00% 2/15/25	11,000,000	11,505,742
2.00% 11/15/26	5,000,000	5,246,094
2.13% 12/31/22	3,000,000	3,073,828
2.13% 11/30/23	22,000,000	22,854,219
2.13% 2/29/24	12,000,000	12,502,969
2.13% 9/30/24	7,000,000	7,333,047
2.13% 11/30/24	9,000,000	9,440,156
2.13% 5/31/26	10,000,000	10,545,312
2.25% 3/31/26	5,000,000	5,297,656
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 2/15/27	16,000,000	$ 16,995,000
2.25% 8/15/27	9,000,000	9,565,664
2.25% 11/15/27	11,500,000	12,224,590
2.38% 5/15/27	9,500,000	10,160,547
2.38% 5/15/29	11,000,000	11,807,812
2.50% 8/15/23	18,250,000	19,013,506
2.63% 6/30/23	23,000,000	23,957,734
2.63% 12/31/25	2,000,000	2,147,891
2.63% 2/15/29	9,000,000	9,812,813
2.75% 8/31/23	8,000,000	8,378,438
2.75% 11/15/23	5,000,000	5,257,422
2.75% 2/15/24	26,000,000	27,462,500
2.75% 2/28/25	5,000,000	5,358,594
2.75% 6/30/25	5,000,000	5,373,438
2.75% 2/15/28	12,000,000	13,128,281
2.88% 11/30/25	7,000,000	7,585,430
2.88% 5/15/28	4,000,000	4,411,719
2.88% 8/15/28	13,000,000	14,360,430
3.13% 11/15/28	7,000,000	7,864,609
Total U.S. Treasury Obligations (Cost $1,096,740,028)		1,136,824,293

	Number of Shares
MONEY MARKET FUND–4.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	149,524,438	149,524,438
Total Money Market Fund (Cost $149,524,438)		149,524,438

TOTAL INVESTMENTS–104.37% (Cost $3,072,615,188)	3,197,135,960

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.37%)	(133,989,409)
NET ASSETS APPLICABLE TO 259,813,120 SHARES OUTSTANDING–100.00%	$3,063,146,551

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
^ Zero coupon security.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.
LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
✱ Considered an affiliated investment. See Note 3 in “Notes.”
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AID–Agency for International Development
GNMA–Government National Mortgage Association
GO–Government Obligation
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$29,077,608	$—	$29,077,608
Agency Mortgage-Backed Securities	—	838,181,809	—	838,181,809
Agency Obligations	—	48,977,624	—	48,977,624
Corporate Bonds	—	832,748,085	—	832,748,085
Municipal Bonds	—	21,153,691	—	21,153,691
Non-Agency Asset-Backed Securities	—	8,004,870	—	8,004,870
Non-Agency Commercial Mortgage-Backed Securities	—	35,964,134	—	35,964,134
Regional Bonds	—	9,373,851	—	9,373,851
Sovereign Bonds	—	43,416,814	—	43,416,814
Supranational Banks	—	43,888,743	—	43,888,743
U.S. Treasury Obligations	—	1,136,824,293	—	1,136,824,293
Money Market Fund	149,524,438	—	—	149,524,438
Total Investments	$149,524,438	$3,047,611,522	$—	$3,197,135,960
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2021 were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Accretion/ (amortization)	Value 09/30/21	Principal Amount 9/30/21°	Interest Income
CORPORATE BOND-0.02%@
Insurance-0.02%@
Lincoln National 4.00% 9/1/23	$545,351	$—	$—	$—	$(12,807)	$498	$533,042	500,000	$—

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@ As a percentage of Net Assets as of September 30, 2021.
LVIP SSGA Bond Index Fund–69